UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07923

City National Rochdale Funds

(Exact name of registrant as specified in charter)

________

400 North Roxbury Drive

Beverly Hills, California 90210

(Address of principal executive offices) (Zip code)

Don Andrews, Esq.

400 North Roxbury Drive

Beverly Hills, CA 90210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2021

Date of reporting period: March 31, 2021

Item 1. Reports to Stockholders.

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

CITY NATIONAL ROCHDALE FUNDS

2021 SEMI-ANNUAL REPORT

MARCH 31, 2021

This report and the financial statements contained herein are provided for the general information of the shareholders of City National Rochdale Funds. This report is not authorized for distribution to prospective investors in City National Rochdale Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of City National Rochdale Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

TABLE OF CONTENTS

City National Rochdale Funds Semi-Annual Report

2	Letter to Our Shareholders
3	Schedule of Investments/Consolidated Schedule of Investments
129	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities
132	Statements of Operations/Consolidated Statement of Operations
136	Statements of Changes in Net Assets/Consolidated Statements of Changes in Net Assets
140	Consolidated Statement of Cash Flows
142	Financial Highlights/Consolidated Financial Highlights
145	Notes to Financial Statements/Consolidated Notes to Financial Statements
160	Disclosure of Fund Expenses

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Funds’ Form N-PORT and Form N-Q filings are available on the Commission’s website at http://www.sec.gov. The most current Form N-PORT filing is also available on the Funds’ website at www.citynationalrochdalefunds.com and without charge, upon request, by calling 1-888-889-0799.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the Funds’ portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-888-889-0799, (2) on the Funds’ website at www.citynationalrochdalefunds.com, and (3) on the Commission’s website at www.sec.gov.

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

letter to our shareholders (Unaudited)
March 31, 2021

Dear Shareholders,

This report covers the semi-annual period ended March 31, 2021.

U.S. equity markets continue to hit record highs, with optimism over reopening and further fiscal stimulus currently outweighing concerns over rising interest rates, higher inflation, and potential tax increases. Fundamentals remain positive, but investors should brace for more volatility ahead.

To date, the March economic data that we’ve seen has been explosively strong, including data related to consumer confidence, manufacturing, labor, the service sector, and household spending. It is creating a wave of powerful momentum that we believe will continue for several months.

Since the worst of the pandemic, about 14 million jobs have been created, representing a 63% recovery from the 22 million jobs lost. There is still a lot of ground to make up, as 8.5 million Americans remain unemployed from last year’s peak.

In regards to COVID-19, cases and hospitalization have flattened in the United States, as a whole. We are seeing evidence that vaccinations are beginning to have their desired effect and we expect more widespread availability to drive U.S. COVID-19 cases and hospitalizations downward. While the virus is still a concern, it’s not as alarming as it once was. Cases have ticked up a notch (due to public schools reopening, spring break travel, etc.), and hospitalizations are up sharply in a few states, but those statistics have hardly budged nationally. Deaths continue on a downward trend, as well.

The improving public health situation (increasing percentage of the population that has received at least one vaccination), the hold on Federal Reserve monetary policy, the amount of cash sitting in bank accounts and warmer weather are all contributing to the public getting out and spending money, leading to a more substantial rate of economic growth.

With the liftoff of the economy behind us, the focus is on how strong and long the economic recovery/expansion will last. For the economy to be sustainable, it can’t be just pent-up demand and money in the bank from federal stimulus checks. Instead, a feedback loop needs to be established in which an increase in consumer spending leads to a boost in corporate profits, which leads to companies hiring more and investing in their business, which gets us back to more consumer spending.

In the economic expansion before the pandemic, the pace of GDP growth was relatively anemic due to weakness in companies investing in their business. This recovery doesn’t seem to be on that path, mainly because there is greater access to credit.

We expect to see plenty of investment opportunities ahead as some uncertainties fade or market reactions create attractive entry points and highlight the value of active management. Until then, we believe we have the right portfolio positioning, and we remain focused on high-quality durable assets that can withstand uncertainty and minimize risk to client portfolios.

As always, we thank you for your trust and confidence in our abilities to continue to serve you well through your investment in the City National Rochdale Funds.

Sincerely,

Garrett R. D’Alessandro

President and Chief Executive Officer
City National Rochdale Funds

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations [40.6%]
U.S. Treasury Notes
2.250%, 07/31/21	$25,000	$25,184
1.750%, 07/31/21	50,000	50,284
2.875%, 11/15/21	50,000	50,874
United States Cash Management Bills
0.079%, 05/25/21(A)	50,000	49,994
0.041%, 06/01/21(A)	100,000	99,993
0.083%, 06/08/21(A)	75,000	74,988
0.044%, 07/06/21(A)	100,000	99,988
0.037%, 07/20/21(A)	50,000	49,995
United States Treasury Bills
0.036%, 04/06/21(A)	50,000	50,000
0.097%, 04/08/21(A)	150,000	149,997
0.081%, 04/13/21(A)	75,000	74,998
0.113%, 04/15/21(A)	50,000	49,998
0.087%, 04/20/21(A)	100,000	99,995
0.088%, 04/27/21(A)	50,000	49,997
0.090%, 05/04/21(A)	50,000	49,996
0.085%, 05/06/21(A)	75,000	74,994
0.066%, 05/11/21(A)	50,000	49,996
0.078%, 05/18/21(A)	50,000	49,995
0.066%, 06/03/21(A)	150,000	149,983
0.037%, 08/12/21(A)	100,000	99,986
0.041%, 08/19/21(A)	100,000	99,984
0.052%, 08/26/21(A)	50,000	49,990
0.026%, 09/16/21(A)	100,000	99,988

Total U.S. Treasury Obligations
(Cost $1,701,197)		1,701,197

U.S. Government Agency Obligations [39.9%]
FFCB
0.177%, VAR ICE LIBOR USD 1 Month+0.070%, 06/24/21	50,000	49,999
0.100%, VAR United States Secured Overnight Financing Rate+0.090%, 07/15/21	50,000	50,000
0.100%, VAR US Federal Funds Effective Rate+0.030%, 03/09/23	50,000	50,000
FFCB DN
0.040%, 08/13/21(A)	20,000	19,997
0.060%, 08/23/21(A)	10,000	9,998
FHLB
0.605%, 04/21/21(A)	50,000	49,998
0.045%, 06/08/21	50,000	50,000
0.130%, 06/17/21	25,000	25,000
0.121%, VAR ICE LIBOR USD 1 Month+0.015%, 07/13/21	50,000	50,000
0.060%, VAR United States Secured Overnight Financing Rate+0.050%, 07/16/21	25,000	25,000
0.320%, VAR United States Secured Overnight Financing Rate+0.310%, 09/24/21	50,000	50,000
0.040%, 09/29/21	50,000	49,998
0.060%, 10/15/21	50,000	49,999
0.180%, VAR United States Secured Overnight Financing Rate+0.170%, 11/12/21	50,000	50,000
0.070%, VAR United States Secured Overnight Financing Rate+0.060%, 12/15/22	50,000	50,000
FHLB DN
0.723%, 05/19/17(A)	100,000	99,995
0.105%, 04/05/21(A)	65,000	64,999
0.539%, 04/07/21(A)	53,325	53,324
0.083%, 04/16/21(A)	37,000	36,999
0.080%, 04/23/21(A)	25,000	24,999
0.499%, 04/28/21(A)	50,000	49,997
0.106%, 04/30/21(A)	50,000	49,996
0.658%, 05/12/21(A)	50,000	49,994
0.104%, 05/14/21(A)	30,000	29,996
0.699%, 05/26/21(A)	15,000	14,998
0.300%, 06/02/21(A)	29,000	28,996
0.090%, 06/09/21(A)	50,000	49,991
0.037%, 06/11/21(A)	50,000	49,996
0.090%, 07/14/21(A)	25,000	24,993
0.856%, 07/21/21(A)	75,000	74,978
0.048%, 08/06/21(A)	30,000	29,995
0.646%, 08/11/21(A)	25,840	25,836
0.056%, 08/27/21(A)	40,000	39,991
0.045%, 09/24/21(A)	19,000	18,996
FHLMC
0.080%, VAR United States Secured Overnight Financing Rate+0.070%, 08/12/22	50,000	50,000
FNMA
0.370%, VAR United States Secured Overnight Financing Rate+0.360%, 01/20/22	50,000	50,000

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Government Money Market Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
0.400%, VAR United States Secured Overnight Financing Rate+0.390%, 04/15/22	$50,000	$50,000
0.250%, VAR United States Secured Overnight Financing Rate+0.240%, 05/05/22	25,000	25,000
0.210%, VAR United States Secured Overnight Financing Rate+0.200%, 05/09/22	50,000	50,000

Total U.S. Government Agency Obligations
(Cost $1,674,058)		1,674,058

Short-Term Investment [7.4%]
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.030%**	312,149,014	312,149

Total Short-Term Investment
(Cost $312,149)		312,149

Repurchase Agreements [13.0%]
Barclays (B)
0.010%, dated 03/31/21, repurchased on 04/01/20, repurchase price $50,000,014 (collateralized by various U.S. Treasury obligations, par values ranging from $19,467,600 to $20,180,700, 3.125% - 5.000%, 05/15/37 — 02/15/43; with a total market value of $51,000,056	50,000	50,000
Daiwa (B)
0.010%, dated 03/31/21, repurchased on 04/01/20, repurchase price $18,000,005 (collateralized by various U.S. Treasury obligations, par values ranging from $1,000 to $6,034,735, 0.000% - 2.000%, 12/31/21 — 05/15/23; with a total market value of $18,360,008	18,000	18,000
Goldman Sachs (B)
0.005%, dated 03/31/21, repurchased on 04/01/20, repurchase price $125,000,017 (collateralized by various U.S. Government obligations, par value $97,036, 1.000%, 02/15/49; with a total market value of $127,500,065	125,000	125,000
Wells Fargo (B)
0.010%, dated 03/31/21, repurchased on 04/01/20, repurchase price $350,000,097 (collateralized by various U.S. Government obligations, par values ranging from $1,000 to $164,946,969, 2.000% - 5.000%, 08/15/45 — 03/20/51; with a total market value of $357,000,000	350,000	350,000

Total Repurchase Agreements
(Cost $543,000)		543,000

Total Investments [100.9%]
(Cost $4,230,404)		$4,230,404

Percentages are based on net assets of $4,191,302 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2021.

(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(B)	Tri-party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

USD — U.S. Dollar

VAR — Variable

The following is a list of the inputs used as of March 31, 2021, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$1,674,058	$—	$1,674,058
U.S. Treasury Obligations	—	1,701,197	—	1,701,197
Short-Term Investment	312,149	—	—	312,149
Repurchase Agreements	—	543,000	—	543,000
Total Investments in Securities	$312,149	$3,918,255	$—	$4,230,404

For the period ended March 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Government Bond Fund

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations [48.7%]
U.S. Treasury Notes
2.875%, 09/30/23	$350	$373
2.750%, 07/31/23	1,175	1,244
2.750%, 08/31/23	1,255	1,331
2.750%, 08/31/25	600	651
2.625%, 02/28/23	1,700	1,780
2.625%, 12/31/25	1,600	1,731
2.375%, 04/30/26	330	353
2.000%, 11/30/22	1,500	1,546
1.875%, 05/31/22	365	373
1.875%, 07/31/22	1,115	1,141
1.875%, 08/31/24	2,805	2,937
1.750%, 07/31/24	800	834
1.625%, 08/15/22	1,400	1,429
1.625%, 04/30/23	1,225	1,261

Total U.S. Treasury Obligations
(Cost $16,514)		16,984

U.S. Government Agency Obligations [31.8%]
FFCB
0.200%, 10/02/23	1,250	1,248
FHLB
3.375%, 09/08/23	1,585	1,705
3.125%, 09/09/22	1,610	1,678
FNMA
2.625%, 09/06/24	1,400	1,504
2.500%, 02/05/24	1,445	1,535
2.125%, 04/24/26	955	1,010
1.625%, 01/07/25	1,280	1,329
Tennessee Valley Authority
2.875%, 09/15/24	1,000	1,076

Total U.S. Government Agency Obligations
(Cost $10,752)		11,085

U.S. Government Mortgage-Backed Obligations [10.1%]
FHLMC, Ser 2016-4635, Cl EG, Pool FHR 4635 EG
2.500%, 12/15/46	1,359	1,429
FNMA, Pool AL5866
2.544%, 08/01/22(A)	1,031	1,049
FNMA, Pool AS4877
3.000%, 04/01/30	859	909
FNMA ARM, Pool 766620
2.769%, VAR ICE LIBOR USD 12 Month+1.677%, 03/01/34	39	39
GNMA, Pool 329656
8.000%, 08/15/22	—	1
GNMA, Pool 497411
6.000%, 01/15/29	2	2
GNMA ARM, Pool G2 81318
2.875%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 04/20/35	53	56
GNMA ARM, Pool G2 81447
2.250%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 08/20/35	13	14

Total U.S. Government Mortgage-Backed Obligations
(Cost $3,396)		3,499

Municipal Bonds [8.7%]
California [3.1%]
California State, GO
3.000%, 11/01/25	1,000	1,089

Florida [2.4%]
Florida State, Board of Administration Finance, Ser A, RB
1.258%, 07/01/25	810	818

Texas [3.2%]
Harris County, Port Authority of Houston, Ser B, GO
2.250%, 10/01/26	1,075	1,128

Total Municipal Bonds
(Cost $3,067)		3,035

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Government Bond Fund (concluded)

Description	Shares	Value (000)
Short-Term Investment [0.1%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	47,941	$48

Total Short-Term Investment
(Cost $48)		48

Total Investments [99.4%]
(Cost $33,777)		$34,651

Percentages are based on net assets of $34,848 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2021.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

ARM — Adjustable Rate Mortgage

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

RB — Revenue Bond

Ser — Series

USD — U.S. Dollar

VAR — Variable

The following is a list of the inputs used as of March 31, 2021, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$16,984	$—	$16,984
U.S. Government Agency Obligations	—	11,085	—	11,085
U.S. Government Mortgage-Backed Obligations	—	3,499	—	3,499
Municipal Bonds	—	3,035	—	3,035
Short-Term Investment	48	—	—	48
Total Investments in Securities	$48	$34,603	$—	$34,651

For the period ended March 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [76.9%]
Air Transportation [2.0%]
FedEx
4.000%, 01/15/24	$2,350	$2,554

Automotive [6.3%]
American Honda Finance, MTN
1.700%, 09/09/21	2,500	2,516
General Motors Financial
5.250%, 03/01/26	2,215	2,537
Toyota Motor Credit, MTN
2.250%, 10/18/23	3,000	3,130

Total Automotive		8,183

Banks [6.7%]
BPCE
4.000%, 04/15/24	1,800	1,968
Cooperatieve Rabobank UA
4.375%, 08/04/25	1,500	1,661
Standard Chartered
3.950%, 01/11/23(A)	2,250	2,355
Wells Fargo, MTN
3.300%, 09/09/24	2,500	2,700

Total Banks		8,684

Broadcasting & Cable [1.3%]
Comcast
3.700%, 04/15/24	1,500	1,638

Chemicals [4.0%]
Dow Chemical
3.500%, 10/01/24	2,250	2,427
DuPont de Nemours
2.169%, 05/01/23	2,850	2,862

Total Chemicals		5,289

Computer System Design & Services [2.9%]
Apple
3.450%, 05/06/24	3,450	3,749

Electric Utilities [3.2%]
Duke Energy
3.150%, 08/15/27	2,575	2,741
Exelon
2.450%, 04/15/21	1,445	1,446

Total Electric Utilities		4,187

Fiduciary Banks [1.8%]
State Street
2.825%, VAR United States Secured Overnight Financing Rate+2.690%, 03/30/23	2,250	2,305

Financial Services [1.9%]
American Express
3.375%, 05/17/21	2,520	2,522

Food, Beverage & Tobacco [3.8%]
Anheuser-Busch
3.650%, 02/01/26	2,250	2,473
General Mills
2.600%, 10/12/22	2,450	2,528

Total Food, Beverage & Tobacco		5,001

Industrials [1.2%]
Penske Truck Leasing LP
3.450%, 07/01/24(A)	1,500	1,616

Investment Bank/Broker-Dealer [1.9%]
Jefferies Group
4.850%, 01/15/27	2,125	2,444

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Corporate Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Medical Labs and Testing Srv [2.2%]
Laboratory Corp of America Holdings
3.600%, 02/01/25	$2,600	$2,813

Medical Products & Services [2.1%]
Gilead Sciences
3.700%, 04/01/24	2,500	2,692

Medical-HMO [2.4%]
UnitedHealth Group
2.875%, 03/15/23	3,000	3,143

Petroleum & Fuel Products [6.2%]
Energy Transfer Operating
5.200%, 02/01/22	2,425	2,487
Shell International Finance BV
3.400%, 08/12/23	2,900	3,106
Sunoco Logistics Partners Operations
4.650%, 02/15/22	2,400	2,482

Total Petroleum & Fuel Products		8,075

Real Estate Investment Trusts [1.9%]
Prologis
3.250%, 10/01/26	2,300	2,516

Security Brokers & Dealers [19.5%]
Banco Santander
2.746%, 05/28/25	2,600	2,716
Bank of America, MTN
4.250%, 10/22/26	2,500	2,801
Citigroup
1.621%, VAR ICE LIBOR USD 3 Month+1.430%, 09/01/23	3,000	3,048
Credit Suisse Group
3.574%, 01/09/23(A)	2,500	2,551
Goldman Sachs Group
3.000%, 04/26/22	2,500	2,504
JPMorgan Chase
3.300%, 04/01/26	3,000	3,263
Mitsubishi UFJ Financial Group
3.218%, 03/07/22	2,765	2,838
Morgan Stanley, MTN
3.125%, 07/27/26	3,000	3,231
Natwest Group
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/24	2,300	2,486

Total Security Brokers & Dealers		25,438

Semi-Conductors [2.2%]
Applied Materials
3.900%, 10/01/25	2,600	2,896

Telephones & Telecommunications [3.4%]
Verizon Communications
3.500%, 11/01/24	2,300	2,496
0.750%, 03/22/24	2,000	2,002

Total Telephones & Telecommunications		4,498

Total Corporate Bonds
(Cost $98,457)		100,243

Municipal Bonds [10.1%]
California [1.9%]
California Municipal Finance Authority, RB
2.072%, 12/01/27	300	302
California State, Various Purpose, GO
3.500%, 04/01/28	2,000	2,231

Total California		2,533

New York [8.2%]
New York City, Build America Bonds, GO
5.424%, 03/01/25	2,500	2,922
New York City, Transitional Finance Authority Future Tax Secured Revenue, RB
2.880%, 11/01/26	2,000	2,180
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB
5.008%, 08/01/27	3,000	3,574

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Corporate Bond Fund (continued)

Description	Face Amount (000)/Shares	Value (000)
New York State, Urban Development, Ser D-2, RB
Callable 09/15/27 @ 100
3.320%, 03/15/29	$1,850	$1,988

Total New York		10,664

Total Municipal Bonds
(Cost $12,206)		13,197

Commercial Paper [4.0%]
AT&T
0.280%, 09/21/21	2,250	2,247
Exxon Mobil
0.110%, 05/25/21	3,000	3,000

Total Commercial Paper
(Cost $5,246)		5,247

Affiliated Registered Investment Company [2.8%]
City National Rochdale Fixed Income Opportunities Fund, Cl N‡	157,077	3,649

Total Affiliated Registered Investment Company
(Cost $4,000)		3,649

Asset-Backed Security [1.9%]
Carmax Auto Owner Trust, Ser 2018-4, Cl A3
3.360%, 09/15/23	2,419	2,465

Total Asset-Backed Security
(Cost $2,419)		2,465

Closed-End Fund [0.0%]
Stone Ridge Reinsurance Risk Premium Interval Fund*	1,456	58

Total Closed-End Fund
(Cost $64)		58

Short-Term Investment [3.4%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	4,385,866	4,386

Total Short-Term Investment
(Cost $4,386)		4,386

Total Investments [99.1%]
(Cost $126,778)		$129,245

Percentages are based on net assets of $130,413 (000).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2021.

‡	Investment in Affiliate.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2021, the value of these securities amounted to $6,522,000 (000), representing 5.0% of the net assets of the Fund.

Cl — Class

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the inputs used as of March 31, 2021, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$100,243	$—	$100,243
Municipal Bonds	—	13,197	—	13,197
Commercial Paper	—	5,247	—	5,247
Affiliated Registered Investment Company	3,649	—	—	3,649
Asset-Backed Security	—	2,465	—	2,465
Closed-End Fund	58	—	—	58
Short-Term Investment	4,386	—	—	4,386
Total Investments in Securities	$8,093	$121,152	$—	$129,245

For the period ended March 31, 2021, there have been no transfers in to or out of Level 3.

The following is a summary of the transactions with affiliates for the period ended March 31, 2021:

City National Rochdale Fixed Income Opportunities Fund, Class N (000)
Beginning balance as of October 1, 2020	$3,545
Purchases at Cost	—
Proceeds from Sales	—
Realized Gain (Loss)	—
Unrealized Gain (Loss)	104
Ending balance as of March 31, 2021	$3,649
Dividend Income	$—

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Corporate Bond Fund (concluded)

City National Rochdale Fixed Income Opportunities Fund, Class N (Shares)
Beginning balance as of October 1, 2020	157,077
Purchases	—
Sales	—
Ending balance as of March 31, 2021	157,077

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [98.1%]
California [95.9%]
Alameda County, Joint Powers Authority, RB
Callable 12/01/26 @ 100
5.000%, 12/01/30	$300	$363
Anaheim Housing & Public Improvements Authority, Ser B, RB
Callable 04/01/23 @ 100
5.000%, 10/01/27	220	240
Bay Area, Water Supply & Conservation Agency, Ser A, RB
Callable 04/01/23 @ 100
5.000%, 10/01/23	645	707
Brea, Redevelopment Agency Successor, Redevelopment Project, TA
Callable 08/01/23 @ 100
5.000%, 08/01/25	500	553
California County, Tobacco Securitization Agency, RB
5.000%, 06/01/30	300	396
California State University, Ser B, RB
1.766%, 11/01/25	1,000	1,030
California State, Department of Water Resources, RB
0.920%, 12/01/26	500	490
California State, Department of Water Resources, Ser AX, RB
Callable 12/01/27 @ 100
5.000%, 12/01/29	500	637
California State, Educational Facilities Authority, Ser A, RB
5.000%, 04/01/25	400	471
California State, GO
5.250%, 09/01/22	1,085	1,163
California State, GO
5.000%, 12/01/21	1,000	1,032
California State, GO
5.000%, 10/01/22	1,000	1,072
California State, GO
5.000%, 11/01/24	1,000	1,165
California State, GO
5.000%, 08/01/26	1,000	1,232
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/26	1,000	1,122
California State, GO
Callable 11/01/23 @ 100
5.000%, 11/01/27	500	559
California State, GO
4.000%, 04/01/23	1,000	1,076
California State, Health Facilities Financing Authority, RB
Callable 11/15/25 @ 100
5.000%, 11/15/26	100	120
California State, Health Facilities Financing Authority, RB
5.000%, 10/01/39(A)	1,000	1,194
California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/22 @ 100
5.000%, 11/15/25	665	713
California State, Health Facilities Financing Authority, Ser A, RB
Callable 07/01/23 @ 100
5.000%, 07/01/28	1,000	1,105
California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/27 @ 100
5.000%, 11/15/30	400	501
California State, Health Facilities Financing Authority, Ser A-2, RB
Pre-Refunded @ 100
5.250%, 11/15/21(B)	1,000	1,032
California State, Infrastructure & Economic Development Bank, Ser B, RB
5.000%, 07/01/23	1,150	1,232

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
California State, Municipal Finance Authority, RB
5.000%, 06/01/23	$200	$220
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
5.000%, 09/01/22	1,000	1,068
California State, Public Works Board, Judicial Council, Ser B, RB
5.000%, 10/01/23	475	531
California State, Public Works Board, RB
5.000%, 09/01/25	1,500	1,795
California State, Public Works Board, Ser B, RB
5.000%, 10/01/25	225	270
California State, Public Works Board, Ser C, RB
Callable 03/01/27 @ 100
5.000%, 03/01/28	500	620
California State, Public Works Board, Ser S, RB
Callable 04/01/27 @ 100
5.000%, 04/01/28	800	995
California State, Statewide Communities Development Authority, Cottage Health System, RB
Pre-Refunded @ 100
5.000%, 11/01/24(B)	350	408
California State, University Systemwide Revenue, Ser A, RB
5.000%, 11/01/24	940	1,095
California State, University Systemwide Revenue, Ser A, RB
Callable 05/01/26 @ 100
5.000%, 11/01/27	240	292
California State, University Systemwide Revenue, Ser B-1, RB
Callable 05/01/26 @ 100
1.600%, 11/01/47(A)	1,000	1,040
Chula Vista Elementary School District, RB
1.553%, 08/01/23(C)	2,000	1,981
Contra Costa Community College District, GO
1.450%, 08/01/27	750	737
Contra Costa, Transportation Authority, Ser A, RB
5.000%, 03/01/27	420	524
Culver Redevelopment Agency Successor Agency, RB
5.000%, 11/01/24	350	407
Desert Community College District, GO
4.000%, 08/01/26	110	130
East Bay, Municipal Utility District, Water System Revenue, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/29	850	1,007
El Dorado Irrigation District, Ser A, RB
Callable 03/01/30 @ 100
5.000%, 03/01/32	200	263
Fremont, Public Financing Authority, RB
5.000%, 10/01/25	1,000	1,196
Gilroy, Public Facilities Financing Authority, RB
5.000%, 11/01/21	940	966
Golden State Tobacco Securitization, Ser A, RB
5.000%, 06/01/21	1,050	1,058
Jurupa, Unified School District, GO, AGM
5.000%, 08/01/22	1,000	1,061
Long Beach, Harbor Revenue, Ser A, RB, AMT
5.000%, 05/15/27	500	616
Long Beach, Unified School District, GO
5.000%, 08/01/26	1,000	1,235
Los Angeles County Metropolitan Transportation Authority, RB
5.000%, 06/01/26	100	123
Los Angeles County Metropolitan Transportation Authority, Ser A, RB
5.000%, 07/01/24	500	576
Los Angeles County Public Works Financing Authority, Ser E-1, RB
5.000%, 12/01/25	200	241
Los Angeles County, Disney Parking Hall Project, COP
5.000%, 09/01/22	500	532

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/26	$500	$595
Los Angeles County, Public Works Financing Authority, Ser E-2, RB
4.000%, 12/01/28	500	610
Los Angeles County, Redevelopment Refunding Authority Redev Agency Successor Agy, RB, AGM
Callable 12/01/24 @ 100
5.250%, 12/01/26	365	426
Los Angeles Department of Airports, Sub-Ser E, RB
4.000%, 05/15/24	175	195
Los Angeles Department of Water & Power Power System Revenue, Ser A, RB
5.000%, 07/01/24	110	127
Los Angeles, Department of Airports, Ser B, RB
5.000%, 05/15/25	1,030	1,220
Los Angeles, Department of Airports, Ser C, RB
5.000%, 05/15/25	660	781
Los Angeles, Department of Airports, Sub-Ser, RB, AMT
Callable 05/15/26 @ 100
5.000%, 05/15/29	400	475
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
5.000%, 07/01/23	500	554
Los Angeles, Department of Water, Ser C, RB
Callable 07/01/30 @ 100
5.000%, 07/01/32	1,000	1,333
Los Angeles, Sanitation Districts Financing Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/28	525	628
Metropolitan Water District of Southern California, Sub-Ser A, RB
5.000%, 07/01/25	210	250
Metropolitan Water District of Southern California, Sub-Ser A, RB
5.000%, 07/01/27	500	632
Orange County, Airport Revenue, Ser A, RB
5.000%, 07/01/23	310	343
Orange County, Airport Revenue, Ser B, RB
5.000%, 07/01/22	500	530
Orange County, Redevelopment Agency Successor Agency, TA, AGM
5.000%, 09/01/23	320	356
Redding, Electric System Revenue, RB
5.000%, 06/01/24	600	687
Redding, Electric System Revenue, RB
5.000%, 06/01/25	575	680
Riverside County, Infrastructure Financing Authority, Ser A, RB
Callable 11/01/26 @ 100
4.000%, 11/01/29	500	578
Riverside County, Public Financing Authority, RB
Callable 11/01/25 @ 100
5.000%, 11/01/26	100	119
Riverside County, Transportation Commission, Ser A, RB
Pre-Refunded @ 100
5.250%, 06/01/23(B)	500	554
Riverside, Electric System Revenue, Ser A, RB
5.000%, 10/01/23	1,000	1,116
Riverside, Public Financing Authority, Ser A, RB
5.000%, 11/01/21	1,100	1,131
Sacramento County Water Financing Authority, RB
5.000%, 06/01/24	100	115
San Diego County Regional Transportation Commission, Sub-Ser B, RB
5.000%, 04/01/28	250	321
San Diego County Regional Transportation Commission, Sub-Ser B, RB
5.000%, 04/01/29	250	327
San Diego County, Ser A, RB
Callable 10/15/24 @ 100
5.000%, 10/15/28	125	145
San Diego County, Water Authority, Ser A, RB
1.531%, 05/01/30	2,000	1,923

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/28	$350	$432
San Francisco City & County, Airport Comm-San Francisco International Airport, RB, AMT
Callable 05/01/23 @ 100
5.250%, 05/01/33	500	546
San Francisco City & County, Airport Comm-San Francisco International Airport, Ser E, RB, AMT
Callable 05/01/29 @ 100
5.000%, 05/01/34	330	411
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/27	1,000	1,194
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 11/01/24 @ 100
5.000%, 11/01/28	500	578
San Francisco City & County, San Francisco International Airport, RB, AMT
5.000%, 05/01/27	2,000	2,480
San Joaquin Hills, Transportation Corridor Agency, Ser Senior, RB, ETM
1.272%, 01/01/26(C)	400	386
San Jose, International Airport, Ser A, RB, AMT
5.000%, 03/01/24	500	565
San Mateo County, Joint Powers Financing Authority, Maple Street Correctional Center, RB
Callable 06/15/24 @ 100
5.000%, 06/15/26	1,035	1,183
San Pablo County, Redevelopment Agency, Ser A, TA, AGM
5.000%, 06/15/21	480	484
Santa Clara County, Financing Authority, Ser A, RB
5.000%, 05/01/29	1,000	1,311
Santa Clara County, Financing Authority, Ser A, RB
Callable 04/01/28 @ 100
4.000%, 04/01/34	1,000	1,169
Santa Clara Valley, Transportation Authority, Ser B, RB
5.000%, 06/01/26	200	246
Santa Cruz County, Redevelopment Successor Agency, Ser A, RB, BAM
Callable 09/01/25 @ 101
5.000%, 09/01/26	120	143
Silicon Valley, Ser A, RB
Callable 09/01/23 @ 100
3.000%, 03/01/24	1,000	1,063
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/27	200	246
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/28	200	245
Tobacco Securitization Authority of Northern California, RB
5.000%, 06/01/29	500	648
Tustin, Unified School District, SPL Tax, BAM
5.000%, 09/01/24	525	605
University of California, RB
Pre-Refunded @ 100
5.000%, 05/15/22(B)	10	11
University of California, Regents of the University of California Medical Center Pooled Revenue, Ser J, RB
Pre-Refunded @ 100
5.000%, 05/15/23(B)	565	622
University of California, Regents of the University of California Medical Center Pooled Revenue, Ser J, RB
Callable 05/15/23 @ 100
5.000%, 05/15/26	110	121
University of California, Ser AJ, RB
3.639%, 05/15/23	455	486
University of California, Ser AY, RB
Callable 05/15/27 @ 100
5.000%, 05/15/28	1,000	1,251

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
University of California, Ser G, RB
Pre-Refunded @ 100
5.000%, 05/15/22(B)	$230	$242
University of California, Ser S, RB
Callable 05/15/22 @ 100
5.000%, 05/15/26	260	274
Westlands, Water District, Ser A, RB, AGM
Callable 09/01/26 @ 100
5.000%, 09/01/27	1,000	1,227

Total California		75,112

Georgia [0.5%]
Georgia State, Road & Tollway Authority, RB
Callable 06/01/30 @ 100
5.000%, 06/01/31	300	397

Illinois [1.7%]
State of Illinois, Ser C, GO
4.000%, 03/01/24	1,250	1,358

Total Municipal Bonds
(Cost $74,353)		76,867

Short-Term Investment [1.2%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	988,160	988

Total Short-Term Investment
(Cost $988)		988

Total Investments [99.3%]
(Cost $75,341)		$77,855

Percentages are based on net assets of $78,367 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2021.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(C)	Zero coupon security. The rate reported is the effective yield at time of purchase.

AGM — Assured Guarantee Municipal

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

ETM — Escrowed to Maturity

GO — General Obligation

RB — Revenue Bond

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

The following is a list of the inputs used as of March 31, 2021, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$76,867	$—	$76,867
Short-Term Investment	988	—	—	988
Total Investments in Securities	$988	$76,867	$—	$77,855

For the period ended March 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [94.8%]
Alabama [1.9%]
Alabama State, Southeast Gas Supply District, Ser A, RB
Callable 03/01/24 @ 100
4.000%, 06/01/49(A)	$5,000	$5,500
Black Belt Energy Gas District, Ser A-1, RB
Callable 09/01/25 @ 100
4.000%, 12/01/49(A)	5,000	5,702
Jefferson County, Sewer Revenue, Ser D, RB
Callable 10/01/23 @ 105
6.000%, 10/01/42	9,000	10,456
Jefferson County, Sewer Revenue, Sub-Ser, RB
Callable 10/01/23 @ 105
0.836%, 7.750%, 10/01/23, 10/01/46(B)	2,500	2,539
Lower Alabama Gas District, Ser A, RB
5.000%, 09/01/46	500	711
Tuscaloosa County, Industrial Development Authority, Ser A, RB
Callable 05/01/29 @ 100
5.250%, 05/01/44(C)	8,500	9,660

Total Alabama		34,568

Alaska [0.5%]
Northern Arkansas, Tobacco Securitization, Ser A, RB
Callable 04/21/21 @ 100
5.000%, 06/01/46	9,500	9,609

Arizona [0.8%]
Arizona State, Industrial Development Authority, RB
Callable 07/01/29 @ 100
5.000%, 01/01/54	375	364
Arizona State, Industrial Development Authority, Ser A, RB
Callable 07/15/28 @ 100
4.000%, 07/15/30(C)	625	675
Arizona State, Industrial Development Authority, Ser A, RB
Callable 07/15/28 @ 100
4.000%, 07/15/40(C)	925	967
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/46	1,000	1,002
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/51	1,850	1,850
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.000%, 11/15/36	600	604
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
5.750%, 07/01/24(C)	1,150	1,234
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(C)	3,300	3,508

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 12/15/23 @ 100
7.000%, 12/15/43	$1,500	$1,662
Tempe, Industrial Development Authority, Mirrabella at ASU Project, Ser A, RB
Callable 10/01/27 @ 100
6.125%, 10/01/52(C)	1,200	1,288
Yavapai County, Industrial Development Authority, Ser A, RB
Callable 03/01/25 @ 100
5.000%, 09/01/34(C)	2,015	2,181

Total Arizona		15,335

Arkansas [0.5%]
Arkansas State, Development Finance Authority, RB, AMT
Callable 09/01/26 @ 103
4.500%, 09/01/49(C)	8,500	9,228

California [5.9%]
California Community Housing Agency, Ser A, RB
Callable 02/01/31 @ 100
4.000%, 02/01/56(C)	5,100	5,380
California Community Housing Agency, Ser NITY, RB
Callable 02/01/30 @ 100
5.000%, 02/01/50(C)	6,875	7,779
California Community Housing Agency, Ser S, RB
Callable 08/01/29 @ 100
5.000%, 08/01/49(C)	3,500	3,938
California County, Tobacco Securitization Agency, Ser A, RB
Callable 06/01/30 @ 100
4.000%, 06/01/49	1,000	1,147
California County, Tobacco Securitization Agency, Sub-Ser A, RB
Callable 04/21/21 @ 20
0.000%, 06/01/46(D)	10,000	2,002
California Municipal Finance Authority, Ser A, RB
Callable 12/01/30 @ 100
5.000%, 12/01/46(C)	625	686
California Municipal Finance Authority, Ser A, RB
Callable 12/01/30 @ 100
5.000%, 12/01/54(C)	875	954
California Pollution Control Financing Authority, RB, AMT
7.500%, 07/01/32(C) (E)	1,275	1,167
California School Finance Authority, Ser A, RB
5.000%, 07/01/30(C)	70	90
California State, Community Housing Agency, Ser A, RB
Callable 08/01/30 @ 100
5.000%, 08/01/50(C)	4,500	5,121
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/31	1,500	1,681
California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/27 @ 100
4.000%, 11/15/40	5,000	5,706
California State, Municipal Finance Authority, California Baptist University, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45(C)	4,000	4,466
California State, Municipal Finance Authority, RB
Callable 06/01/27 @ 100
5.000%, 06/01/43	3,620	4,334
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/26 @ 100
5.250%, 11/01/36	255	293
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/26 @ 100
5.000%, 11/01/47	1,005	1,115
California State, Pollution Control Financing Authority, Calplant I Project, RB, AMT
Callable 07/01/27 @ 100
8.000%, 07/01/39(C) (E)	5,000	3,250
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/31	5,000	5,740

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
California State, Public Works Board, Various Capital Projects, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/37	$1,000	$1,046
California State, School Finance Authority, KIPP LA Project, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/47(C)	500	579
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
6.000%, 10/01/49	1,120	1,226
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.875%, 10/01/44	1,000	1,090
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.625%, 10/01/34	575	626
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/43(C)	500	586
California State, Statewide Communities Development Authority, RB
Callable 12/01/24 @ 100
5.250%, 12/01/44	5,380	5,958
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/48(C)	2,000	2,329
California State, Statewide Communities Development Authority, Ser A, RB
Callable 06/01/26 @ 100
5.250%, 12/01/56(C)	1,500	1,680
Central Basin, Municipal Water District, Ser A, RB
Callable 08/01/28 @ 100
5.000%, 08/01/44	2,000	2,124
CSCDA Community Improvement Authority, RB
Callable 08/01/31 @ 100
4.000%, 08/01/56(C)	750	794
Folsom Ranch, Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/37	1,435	1,673
Folsom Ranch, Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/47	2,000	2,292
Foothill-Eastern Transportation Corridor Agency, Ser A, RB
Callable 01/15/31 @ 100
4.000%, 01/15/46	1,500	1,732
Golden State, Tobacco Securitization, Ser A-1, RB
Callable 06/01/22 @ 100
5.000%, 06/01/47	2,000	2,069
Golden State, Tobacco Securitization, Ser A-1, RB
Callable 06/01/22 @ 100
3.500%, 06/01/36	8,890	9,051
Inland Empire, Tobacco Securitization Authority, RB
Callable 04/21/21 @ 37
0.000%, 06/01/36(D)	12,500	4,657
Orange County, Community Facilities District, SPL Tax
Callable 08/15/28 @ 100
5.000%, 08/15/47	1,000	1,169
Oroville City, RB
Callable 04/01/29 @ 100
5.250%, 04/01/39	750	868
Oroville City, RB
Callable 04/01/29 @ 100
5.250%, 04/01/49	3,000	3,398
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.500%, 12/01/41	1,000	1,037
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.000%, 12/01/26	1,000	1,036

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
San Mateo, Community Facilities District, Community Facilities District No. 2008-1-Bay, SPL Tax
Callable 09/01/22 @ 100
5.500%, 09/01/44	$1,000	$1,047
Tobacco Securitization Authority of Northern California, RB
Callable 12/01/30 @ 33
0.037%, 06/01/60(D)	9,900	2,353
University of California, Ser BE, RB
Callable 05/15/30 @ 100
4.000%, 05/15/40	2,500	2,974

Total California		108,243

Colorado [8.0%]
9th Avenue Metropolitan District No. 2, GO
Callable 12/01/23 @ 103
5.000%, 12/01/48	1,000	1,066
Amber Creek, Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.125%, 12/01/47	1,041	1,092
Amber Creek, Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	750	790
Base Village Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.750%, 12/01/46	3,055	3,184
Belleview Station Metropolitan District No. 2, GO
Callable 12/01/21 @ 103
5.125%, 12/01/46	3,375	3,505
Belleview Station Metropolitan District No. 2, GO
Callable 12/01/21 @ 103
5.000%, 12/01/36	1,500	1,559
Big Dry Creek Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.750%, 12/01/47	2,910	3,087
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	525	555
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	1,720	1,811
Brighton Crossing Metropolitan District No. 6, Ser A, GO
Callable 12/01/25 @ 103
5.000%, 12/01/35	525	582
Brighton Crossing Metropolitan District No. 6, Ser A, GO
Callable 12/01/25 @ 103
5.000%, 12/01/50	4,180	4,542
Broadway Park North Metropolitan District No. 2, GO
Callable 12/01/25 @ 103
5.000%, 12/01/40(C)	1,100	1,202
Broadway Park North Metropolitan District No. 2, GO
Callable 12/01/25 @ 103
5.000%, 12/01/49(C)	1,265	1,372
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.125%, 12/01/48	1,500	1,622
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/35	730	796
Buffalo Highlands Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.375%, 12/01/48	1,775	1,892
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.125%, 12/01/47	1,000	1,058
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.000%, 12/01/37	2,000	2,116
City & County of Denver Colorado, RB, AMT
Callable 10/01/23 @ 100
5.000%, 10/01/32	2,000	2,127
Clear Creek Station, Metropolitan District No. 2, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	1,000	1,050

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.250%, 07/01/46(C)	$1,930	$2,076
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/36(C)	915	988
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.250%, 04/01/45(C)	2,655	2,741
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.125%, 04/01/35(C)	1,515	1,577
Colorado State, Health Facilities Authority, Common Spirit Health, Ser A, RB
Callable 08/01/29 @ 100
4.000%, 08/01/49	8,120	8,966
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 01/01/23 @ 100
5.750%, 01/01/44	2,000	2,156
Constitution Heights Metropolitan District, GO
Callable 06/01/25 @ 103
5.000%, 12/01/49	1,260	1,366
Cottonwood Highlands Metropolitan District No. 1, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/49	1,400	1,492
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/35(C)	1,835	2,073
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/36(C)	2,305	2,597
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/29 @ 100
4.000%, 12/01/38	1,250	1,425
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/29 @ 100
4.000%, 12/01/39	1,000	1,137
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/29 @ 100
4.000%, 12/01/40	750	851
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
Callable 06/01/24 @ 103
6.000%, 12/01/48	2,290	2,479
Denver, International Business Center, RB
4.000%, 12/01/48	350	363
Erie Highlands, Metropolitan District No. 1, GO, BAM
Callable 12/01/30 @ 100
3.000%, 12/01/45	500	535
Erie Highlands, Metropolitan District No. 1, GO, BAM
Callable 12/01/30 @ 100
2.250%, 12/01/40	900	895
Erie Highlands, Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.250%, 12/01/48	5,725	6,086
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	595	655
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 08/01/49	1,085	1,181
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
3.000%, 12/01/29	500	531
Flatiron Meadows, Metropolitan District, GO
Callable 12/01/21 @ 103
5.125%, 12/01/46	2,000	2,077
Great Western Park, Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 100
5.000%, 12/01/46	1,825	1,894

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Green Gables, Metropolitan District No. 1, Ser A, GO
Pre-Refunded @ 100
5.300%, 12/01/21(F)	$2,500	$2,653
Green Valley Ranch East Metropolitan District No. 6, Ser A, GO
Callable 09/01/25 @ 103
5.875%, 12/01/50	1,195	1,306
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 12/01/23 @ 103
4.375%, 12/01/47	750	793
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 12/01/23 @ 103
4.125%, 12/01/40	575	608
Karl’s Farm Metropolitan District No. 2, Ser A, GO
Callable 09/01/25 @ 103
5.625%, 12/01/50(C)	1,900	2,061
Karl’s Farm Metropolitan District No. 2, Ser A, GO
Callable 09/01/25 @ 103
5.375%, 12/01/40(C)	645	702
Lewis Pointe, Metropolitan District, Ser A, GO
Callable 05/06/21 @ 100
6.000%, 12/01/44	2,590	2,590
Leyden Rock Metropolitan District No. 10, Ser A, GO
Callable 12/01/21 @ 103
5.000%, 12/01/45	2,500	2,599
Leyden Rock Metropolitan District No. 10, Ser A, GO
Callable 12/01/21 @ 103
4.375%, 12/01/33	1,500	1,559
Meadowlark Metropolitan District, Ser A-SENIOR-LIMITED, GO
Callable 09/01/25 @ 103
5.125%, 12/01/50	750	806
Mirabelle Metropolitan District No. 2, Ser A, GO
Callable 03/01/25 @ 103
5.000%, 12/01/49	1,950	2,085
North Holly, Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.500%, 12/01/48	1,755	1,876
Overlook Metropolitan District, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,230	1,279
Peak Metropolitan District No. 1, Ser A, GO
Callable 03/01/26 @ 103
5.000%, 12/01/51(C)	1,150	1,224
Regional Transportation District, RB
4.000%, 07/15/39	525	650
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/37	550	589
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/43	1,000	1,065
Sierra Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,500	1,562
Solaris, Metropolitan District No. 3, Ser A, GO
5.000%, 12/01/36	700	734
Solaris, Metropolitan District No. 3, Ser A, GO
Callable 12/01/21 @ 103
5.000%, 12/01/46	2,530	2,648
Southglenn, Metropolitan District, GO
Callable 12/01/21 @ 103
5.000%, 12/01/46	3,675	3,815
Southglenn, Metropolitan District, GO
Callable 12/01/21 @ 103
3.500%, 12/01/26	1,750	1,802
Southlands, Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/37	500	565
Southlands, Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/47	3,000	3,337
Stone Creek Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.625%, 12/01/47	2,000	2,146

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Trails at Crowfoot Metropolitan District No. 3, Ser ES, GO
Callable 09/01/24 @ 103
5.000%, 12/01/49	$3,620	$3,855
Verve Metropolitan District No. 1, GO
Callable 03/01/26 @ 103
5.000%, 12/01/51	5,000	5,311
Village at Dry Creek Metropolitan District No. 2, GO
Callable 09/01/24 @ 103
4.375%, 12/01/44	1,870	1,942
Villas Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/48	1,250	1,328
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	545	596
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.000%, 12/01/35	100	109
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	375	392
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	1,045	1,146
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	250	260
Westcreek Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.375%, 12/01/48	1,300	1,395
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	1,556	1,642
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	2,500	2,625
Wild Plum Metropolitan District, Ser A, GO
Callable 12/01/24 @ 103
5.000%, 12/01/49	595	642
Willow Bend Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	600	645
Willow Bend Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/49	1,000	1,069
Wyndham Hill Metropolitan District No. 2, Ser A, GO, BAM
Callable 12/01/28 @ 100
4.000%, 12/01/49	1,500	1,678

Total Colorado		146,838

Connecticut [0.6%]
Connecticut State, Health & Educational Facilities Authority, Ser A, RB
Callable 01/01/26 @ 102
5.000%, 01/01/45(C)	500	544
Connecticut State, Health & Educational Facilities Authority, Ser A, RB
Callable 01/01/26 @ 102
5.000%, 01/01/55(C)	750	809
Connecticut State, Health & Educational Facilities Authority, Ser R, RB
Callable 07/01/27 @ 100
4.000%, 07/01/47	4,000	4,413
Tender Option Bond Trust Receipts, Ser 2016-XM0449, RB
Callable 06/01/26 @ 100
11.708%, 12/01/45(A) (C) (G)	3,335	5,149

Total Connecticut		10,915

Delaware [0.1%]
Delaware State, Economic Development Authority, Ser V, RB
Callable 10/01/25 @ 100
1.250%, 10/01/45(A)	2,000	1,990

District of Columbia [0.8%]
District of Columbia, RB
Callable 07/01/29 @ 100
4.000%, 07/01/39	730	811

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
District of Columbia, RB
Callable 07/01/29 @ 100
4.000%, 07/01/49	$2,000	$2,191
Metropolitan Washington, Airports Authority Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
5.000%, 10/01/47	1,540	1,868
Metropolitan Washington, Airports Authority Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
4.000%, 10/01/36	2,060	2,381
Metropolitan Washington, Airports Authority Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
4.000%, 10/01/44	4,965	5,606
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Ser B, RB
Callable 10/01/28 @ 100
6.500%, 10/01/44	2,000	2,627

Total District of Columbia		15,484

Florida [8.0%]
Alachua County, Health Facilities Authority, RB
Callable 11/15/24 @ 100
6.375%, 11/15/49	5,190	5,014
Alachua County, Health Facilities Authority, RB
Callable 12/01/29 @ 100
5.000%, 12/01/37	8,095	10,086
Capital Projects Finance Authority, Ser A-1, RB
Callable 10/01/30 @ 100
5.000%, 10/01/31	500	607
Capital Projects Finance Authority, Ser A-1, RB
Callable 10/01/30 @ 100
5.000%, 10/01/33	500	603
Capital Projects Finance Authority, Ser A-1, RB
Callable 10/01/30 @ 100
5.000%, 10/01/34	375	450
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.375%, 07/01/54(C)	1,500	1,654
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.125%, 07/01/39(C)	1,500	1,662
Capital Trust Agency, RB
Callable 06/15/26 @ 100
5.000%, 06/15/39(C)	3,610	3,909
Capital Trust Agency, RB
Callable 07/01/30 @ 100
5.000%, 01/01/55(C)	3,000	3,297
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 03/18/21 @ 103
8.250%, 01/01/44	3,390	68
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 03/18/21 @ 103
8.250%, 01/01/49	1,000	20
Florida State, Department of Transportation Turnpike System Revenue, Ser B, RB
Callable 07/01/29 @ 100
3.000%, 07/01/36	6,310	6,958
Florida State, Department of Transportation Turnpike System Revenue, Ser B, RB
Callable 07/01/29 @ 100
3.000%, 07/01/37	6,050	6,648
Florida State, Development Finance, RB
Callable 06/01/27 @ 103
5.250%, 06/01/50(C)	750	833
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/40(C)	1,045	1,154
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/50(C)	1,950	2,126
Florida State, Development Finance, RB, AMT
Callable 01/01/24 @ 107
7.375%, 01/01/49(C)	19,875	19,533
Florida State, Development Finance, RB, AMT
Callable 05/06/21 @ 104
6.500%, 01/01/49(A) (C)	7,995	7,707
Florida State, Development Finance, RB, AMT
Callable 05/01/22 @ 105
5.000%, 05/01/29(C)	3,500	3,775

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Florida State, Development Finance, Renaissance Charter School Project, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46(C)	$4,930	$5,521
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/22 @ 100
6.125%, 06/15/43(C)	1,000	1,033
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.125%, 06/15/44	3,000	3,251
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.000%, 06/15/34	2,110	2,302
Florida State, Development Finance, Ser A, RB
Callable 06/15/27 @ 100
5.000%, 06/15/50	1,000	1,124
Florida State, Development Finance, Ser A, RB
Callable 06/15/27 @ 100
5.000%, 06/15/55	1,500	1,675
Lakewood Ranch, Stewardship District, SAB
Callable 05/01/27 @ 100
5.250%, 05/01/37	1,810	2,007
Miami-Dade County, Educational Facilities Authority, Ser A, RB
Callable 04/01/28 @ 100
4.000%, 04/01/53	1,500	1,643
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 09/15/24 @ 100
5.250%, 09/15/44	4,550	4,905
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35(C)	1,605	1,752
Miami-Dade County, Water & Sewer System Revenue, Ser B, RB
Callable 10/01/29 @ 100
4.000%, 10/01/49	5,000	5,789
Mid-Bay, Bridge Authority, Ser A, RB
Pre-Refunded @ 100
7.250%, 10/01/21(F)	5,200	5,381
Mid-Bay, Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/29	1,660	1,918
Mid-Bay, Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	5,000	5,702
Osceola County, Finance Authority, Poinciana Parkway Project, Ser A, RB
Pre-Refunded @ 100
5.375%, 10/01/24(F)	5,000	5,867
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
5.000%, 10/01/44	250	305
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
5.000%, 10/01/49	500	607
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
4.000%, 10/01/54	800	892
Palm Beach County, Health Facilities Authority, RB
Callable 06/01/25 @ 103
5.000%, 06/01/55	2,300	2,423
Palm Beach County, Health Facilities Authority, Ser B, RB
Callable 11/15/27 @ 103
5.000%, 11/15/42	500	595
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.500%, 06/01/49	2,000	2,149
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.250%, 06/01/34	500	537

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Village Community Development District No. 10, Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44	$835	$909
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.250%, 05/01/43(C)	2,425	2,667
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.000%, 05/01/33(C)	1,450	1,611
Village Community Development District No. 12, Village Community Development District No. 12, SAB
Callable 05/01/26 @ 100
3.875%, 05/01/47	2,885	3,039
Village Community Development District No. 8, SAB, AGM
Callable 05/01/30 @ 100
4.500%, 05/01/39	2,420	2,739
Village Community Development District No. 8, SAB, AGM
Callable 05/01/30 @ 100
4.500%, 05/01/40	2,495	2,818

Total Florida		147,265

Georgia [1.8%]
Atlanta, Airport Passenger Facility Charge, Sub-Ser, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/38	2,560	2,916
Atlanta, Department of Aviation, Ser A, RB
Callable 01/01/24 @ 100
5.000%, 01/01/31	2,500	2,799
Atlanta, Department of Aviation, Ser B, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/49	3,885	4,332
Burke County, Development Authority, RB
2.925%, 11/01/53(A)	5,000	5,330
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.000%, 03/01/47	4,000	3,757
George L Smith II Congress Center Authority, RB
Callable 01/01/31 @ 100
5.000%, 01/01/54(C)	1,000	1,090
George L Smith II Congress Center Authority, RB
Callable 01/01/31 @ 100
4.000%, 01/01/54	1,000	1,109
Main Street Natural Gas, Ser A, RB
Callable 05/15/29 @ 100
5.000%, 05/15/43	600	711
Main Street Natural Gas, Ser A, RB
5.000%, 05/15/49	6,000	8,682
Rockdale County, Development Authority, Pratt Paper Project, RB, AMT
Callable 01/01/28 @ 100
4.000%, 01/01/38(C)	1,000	1,098
Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Pre-Refunded @ 100
7.250%, 01/01/24(F)	810	959

Total Georgia		32,783

Illinois [9.2%]
Aurora, Tax Increase Revenue, Ser A, RB
5.000%, 12/30/27	800	836
Bridgeview Village, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35	2,000	2,016
Bridgeview Village, Ser A, GO
Callable 06/01/24 @ 100
5.500%, 12/01/43	4,880	4,781
Chicago Board of Education, GO
6.138%, 12/01/39	5,000	5,711
Chicago Board of Education, Ser A, GO
Callable 12/01/30 @ 100
5.000%, 12/01/40	2,300	2,777

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Chicago, Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/34	$1,000	$1,188
Chicago, Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/35	1,250	1,480
Chicago, Board of Education, Ser B, GO
Callable 12/01/27 @ 100
7.000%, 12/01/42(C)	5,000	6,389
Chicago, Board of Education, Ser D, GO
Callable 12/01/28 @ 100
5.000%, 12/01/46	2,000	2,311
Chicago, Board of Education, Ser G, GO
Callable 12/01/27 @ 100
5.000%, 12/01/34	2,000	2,335
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 01/01/35	3,000	3,317
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/23 @ 100
5.000%, 01/01/35	2,000	2,145
Chicago, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	9,000	10,818
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.500%, 01/01/35	5,000	6,148
Chicago, Ser A, GO
5.000%, 01/01/27	1,750	2,065
Chicago, Ser A, GO
Callable 01/01/24 @ 100
5.000%, 01/01/30	1,000	1,081
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.000%, 01/01/40	1,500	1,757
Chicago, Ser C, GO
5.000%, 01/01/26	2,000	2,312
County of Cook Illinois Sales Tax Revenue, Ser A, RB
Callable 11/15/30 @ 100
4.000%, 11/15/39	1,000	1,170
County of Cook Illinois Sales Tax Revenue, Ser A, RB
Callable 11/15/30 @ 100
4.000%, 11/15/40	1,000	1,166
County of Cook Illinois, Ser A, GO
Callable 11/15/26 @ 100
5.000%, 11/15/31	2,400	2,924
Illinois Finance Authority, RB
Callable 05/15/28 @ 103
5.000%, 05/15/41	310	354
Illinois Finance Authority, RB
Callable 05/15/28 @ 103
5.000%, 05/15/51	1,000	1,122
Illinois Finance Authority, RB
Callable 05/15/28 @ 103
5.000%, 05/15/56	515	574
Illinois Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/32	400	421
Illinois Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/33	350	366
Illinois Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/38	230	237
Illinois Finance Authority, Ser A, RB
Callable 10/01/28 @ 101
6.125%, 04/01/58(C)	5,000	5,892
Illinois State, Finance Authority, Columbia College Chicago, Ser S, RB
Callable 12/01/25 @ 100
4.125%, 12/01/30	1,505	1,614
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	4,535	5,421
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/41	1,000	1,181
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
5.000%, 09/01/38	250	304
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
5.000%, 09/01/40	250	302

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Illinois State, Finance Authority, RB
Callable 12/01/29 @ 100
5.000%, 12/01/49	$5,595	$6,454
Illinois State, Finance Authority, RB
Callable 05/15/26 @ 100
5.000%, 05/15/50(A)	1,200	1,435
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
4.000%, 09/01/37	350	392
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
4.000%, 09/01/41	500	553
Illinois State, Finance Authority, RB
Callable 10/01/30 @ 100
4.000%, 10/01/50	3,130	3,470
Illinois State, Finance Authority, RB
Callable 10/01/30 @ 100
4.000%, 10/01/55	3,500	3,862
Illinois State, Finance Authority, Ser A, RB
Callable 11/01/26 @ 103
5.000%, 11/01/49	2,000	2,193
Illinois State, Finance Authority, Ser B-1, RB
Callable 05/15/24 @ 100
5.000%, 05/15/50(A)	1,500	1,701
Illinois State, Finance Authority, Wesleyan University, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	6,640	7,171
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/27	6,500	7,190
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/31	5,000	5,449
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/35	5,000	5,412
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.600%, 01/01/56(C)	5,200	4,732
Illinois State, Ser D, GO
3.250%, 11/01/26	8,175	8,946
Milton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
5.000%, 01/01/39	2,000	2,033
Milton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
4.250%, 01/01/29	880	891
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/41	1,250	1,301
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/46	1,500	1,553
Southern Illinois University, Ser B, RB
Callable 10/01/22 @ 100
5.000%, 04/01/26	2,105	2,176
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 05/06/21 @ 100
5.350%, 03/01/31	75	49
State of Illinois, Ser A, GO
Callable 03/01/31 @ 100
5.000%, 03/01/46	1,750	2,081
State of Illinois, Ser A, GO
Callable 03/01/31 @ 100
4.000%, 03/01/41	1,000	1,097
University of Illinois, Ser B, COP
Callable 10/01/26 @ 100
5.000%, 10/01/27	1,500	1,809
Upper Illinois, River Valley Development Authority, RB
Callable 12/01/28 @ 100
5.000%, 12/01/43	2,000	2,365
Village of Bolingbrook, Special Service Area No. 1, SPL Tax
Callable 03/01/28 @ 100
5.250%, 03/01/41	3,500	3,633
Village of Gilberts, RB
Callable 04/21/21 @ 100
5.000%, 11/15/34	2,883	3,067

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Village of Hodgkins, Redevelopment Project Area #4, TA
Callable 01/01/27 @ 100
5.625%, 01/01/37	$5,050	$5,276
Village of Matteson Illinois, GO
Callable 12/01/26 @ 100
6.500%, 12/01/35	975	1,063

Total Illinois		169,869

Indiana [1.2%]
Anderson Indiana, RB
Callable 01/01/27 @ 102
5.375%, 01/01/40	2,745	2,817
Anderson Indiana, RB
5.000%, 01/01/25	250	251
Anderson Indiana, RB
4.180%, 01/01/23	850	852
Indiana State, Finance Authority, RB, AMT
Callable 11/01/30 @ 100
6.750%, 05/01/39	1,750	2,197
Indiana State, Finance Authority, Republic Services Project, RB, AMT
0.200%, 05/01/34(A)	5,750	5,749
Indianapolis, Ritter Affordable Assisted Living Project, RB
Callable 12/01/22 @ 102
6.900%, 12/01/33	4,000	3,796
Lafayette City, Finance Authority, Glasswater Creek Project, RB
Callable 07/01/26 @ 101
5.800%, 01/01/37	3,310	3,450
Terre Haute, Westminster Village Project, RB
Callable 08/01/22 @ 100
6.000%, 08/01/39	2,355	2,399

Total Indiana		21,511

Iowa [0.4%]
Iowa State, Finance Authority, Child Serve Project, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/36	2,000	2,057
Iowa State, Finance Authority, RB
Callable 04/26/21 @ 103
3.125%, 12/01/22	495	504
Iowa State, Finance Authority, Ser A, RB
Callable 05/15/27 @ 100
5.000%, 05/15/43	2,000	2,268
Iowa State, Tobacco Settlement Authority, Ser C, RB
Callable 05/06/21 @ 100
5.625%, 06/01/46	1,665	1,688
Iowa State, Tobacco Settlement Authority, Ser C, RB
Callable 05/06/21 @ 100
5.500%, 06/01/42	1,180	1,196

Total Iowa		7,713

Kansas [0.9%]
Kansas State, Development Finance Authority, Village Shalom Project, Ser A, RB
Callable 11/15/23 @ 104
5.500%, 11/15/38	500	519
Kansas State, Development Finance Authority, Village Shalom Project, Ser A, RB
Callable 11/15/23 @ 104
5.250%, 11/15/53	4,190	4,138
University of Kansas, Hospital Authority, Ser A, RB
Callable 03/01/27 @ 100
4.000%, 03/01/42	5,000	5,542
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.375%, 12/01/46	1,500	1,508
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.250%, 12/01/36	500	506
Wyandotte County, Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32	4,080	4,091

Total Kansas		16,304

Kentucky [1.5%]
County of Trimble Kentucky, RB, AMT
1.300%, 09/01/44(A)	1,000	989

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	$4,500	$4,520
Kentucky State, Economic Development Finance Authority, RB
1.650%, 04/01/31(A)	6,045	6,045
Kentucky State, Economic Development Finance Authority, Ser A-, RB
Callable 08/01/29 @ 100
5.000%, 08/01/44	1,000	1,213
Kentucky State, Public Energy Authority, Ser B, RB
Callable 10/01/24 @ 100
4.000%, 01/01/49(A)	2,500	2,766
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, RB
Callable 07/01/23 @ 100
5.750%, 07/01/49	5,650	6,187
Kentucky State, Public Transportation Infrastructure Authority, Ser C, RB
Callable 11/01/27 @ 100
4.000%, 02/01/50(A)	5,000	5,860

Total Kentucky		27,580

Louisiana [1.0%]
Juban Crossing, Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44(C)	5,565	5,342
Louisiana State, Public Facilities Authority, Loyola University Project, RB
Callable 10/01/21 @ 100
5.000%, 10/01/41	5,000	5,040
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 07/01/23 @ 100
10.500%, 07/01/39(E)	1,435	—
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
7.000%, 07/01/24(C) (E)	1,319	—
Louisiana State, Public Facilities Authority, Pellets Project, Ser A, RB, AMT
Callable 07/01/24 @ 100
8.375%, 07/01/39(E)	3,474	—
Parish of State John the Baptist Louisiana, RB
2.375%, 06/01/37(A)	4,000	4,161
Parish of State John the Baptist Louisiana, RB
2.100%, 06/01/37(A)	3,770	3,874

Total Louisiana		18,417

Maine [0.1%]
Maine State, Financing Authority, Casella Waste Systems Project, RB, AMT
4.375%, 08/01/35(A) (C)	1,000	1,097

Maryland [1.5%]
Baltimore, Harbor Point Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	1,000	1,078
Baltimore, RB
Callable 06/01/29 @ 100
3.625%, 06/01/46(C)	1,370	1,396
Baltimore, RB
Callable 06/01/29 @ 100
3.500%, 06/01/39(C)	650	661
Baltimore, Sub-Ser B, RB
Callable 06/01/23 @ 100
3.875%, 06/01/46(C)	350	352
Baltimore, Sub-Ser B, RB
Callable 06/01/23 @ 100
3.700%, 06/01/39(C)	200	201
Brunswick, RB
Callable 01/01/29 @ 100
5.000%, 07/01/36	1,550	1,828
Brunswick, RB
Callable 01/01/29 @ 100
4.000%, 07/01/29	950	1,095
Frederick County, RB
Callable 07/01/29 @ 100
3.750%, 07/01/39	1,410	1,459
Frederick County, RB
3.250%, 07/01/29	890	926

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
6.100%, 02/15/44	$1,425	$1,407
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
5.800%, 02/15/34	725	722
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.500%, 02/15/47(C)	1,250	1,302
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.375%, 02/15/39(C)	1,000	1,047
Maryland Health & Higher Educational Facilities Authority, RB
Callable 06/01/31 @ 100
4.000%, 06/01/55	2,000	2,188
Maryland State, Economic Development, GO
Callable 09/01/30 @ 100
4.000%, 09/01/40	875	965
Maryland State, Economic Development, GO
Callable 09/01/30 @ 100
4.000%, 09/01/50	875	943
Prince George’s County, RB
Callable 07/01/28 @ 100
5.250%, 07/01/48(C)	2,000	2,193
Prince George’s County, RB
Callable 07/01/28 @ 100
5.125%, 07/01/39(C)	1,000	1,098
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.250%, 07/01/44	3,780	4,085
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.125%, 07/01/39	750	810
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.000%, 07/01/34	1,205	1,303

Total Maryland		27,059

Massachusetts [0.7%]
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/36	2,305	2,656
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
4.000%, 10/01/46	4,120	4,405
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/43	2,000	2,274
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 01/01/29 @ 100
5.000%, 07/01/44	500	599
Massachusetts State, Development Finance Agency, Ser S, RB
Callable 07/15/30 @ 100
5.000%, 07/15/46(C)	750	852
Massachusetts State, Development Finance Agency, Western New England University, RB
Callable 09/01/28 @ 100
5.000%, 09/01/43	2,000	2,351

Total Massachusetts		13,137

Michigan [1.4%]
Detroit City, GO
Callable 04/01/28 @ 100
5.000%, 04/01/38	625	723
Detroit Michigan, Ser A, GO
Callable 04/01/31 @ 100
5.000%, 04/01/50	1,000	1,194
Kalamazoo Economic Development, RB
Callable 05/15/27 @ 103
5.000%, 05/15/55	3,750	4,128
Michigan State, Finance Authority, Hospital Presbyterian Village, RB
Callable 11/15/25 @ 100
5.250%, 11/15/35	2,340	2,472

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 05/06/21 @ 100
6.500%, 12/01/40	$3,745	$3,749
Michigan State, Finance Authority, Ser A, RB
Callable 11/02/29 @ 100
5.000%, 11/15/48	6,800	8,347
Michigan State, Finance Authority, Ser A-2, RB
Callable 12/01/30 @ 100
5.000%, 06/01/40	1,770	2,236
Michigan State, Finance Authority, Ser B-1-CLASS, RB
Callable 12/01/30 @ 100
5.000%, 06/01/49	750	906
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 05/06/21 @ 100
5.875%, 12/01/30	2,000	2,002

Total Michigan		25,757

Minnesota [0.7%]
Anoka, Housing Revenue Authority, Homestead Project, RB
Callable 11/01/24 @ 103
4.750%, 11/01/35	3,000	3,188
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 06/01/23 @ 102
5.250%, 06/01/58	2,840	2,908
Bethel, Senior Housing Revenue, RB
Callable 05/01/24 @ 102
4.500%, 05/01/49	1,355	1,376
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
5.000%, 08/01/53(C)	500	521
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
4.750%, 08/01/43(C)	1,600	1,651
Rochester, RB
Callable 05/15/28 @ 100
4.000%, 11/15/48	2,000	2,273
West Saint Paul, Walker Westwood Ridge Camp, RB
Callable 11/01/25 @ 100
5.000%, 11/01/49	1,150	1,161

Total Minnesota		13,078

Missouri [2.5%]
Blue Springs, Improvement Adams Farm Project, TA
Callable 06/01/24 @ 100
5.250%, 06/01/39	3,400	3,434
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 05/06/21 @ 100
4.000%, 03/01/42	1,000	1,000
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 05/06/21 @ 100
3.625%, 03/01/33	500	500
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 05/06/21 @ 100
3.000%, 03/01/26	500	500
Kansas City, Industrial Development Authority, RB, AGM, AMT
Callable 03/01/30 @ 100
5.000%, 03/01/57	250	304
Kansas City, Industrial Development Authority, RB, AMT
Callable 03/01/30 @ 100
4.000%, 03/01/45	5,000	5,616
Kansas City, Industrial Development Authority, RB, AMT
Callable 03/01/30 @ 100
4.000%, 03/01/50	4,750	5,304
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36(C)	2,000	2,082

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, RB
Callable 05/15/27 @ 100
5.250%, 05/15/37	$2,000	$2,210
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/46	2,000	2,132
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/51	500	531
Lees Summit, Industrial Development Authority, RB
Callable 08/15/25 @ 103
5.000%, 08/15/42	2,400	2,622
Maryland Heights Missouri, GO
Callable 11/01/29 @ 100
4.125%, 11/01/38	1,950	2,049
Poplar Bluff, Ser A, TA
Callable 11/01/23 @ 100
5.125%, 11/01/35(C)	5,000	5,045
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.250%, 09/01/45(C)	3,000	3,037
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(C)	2,000	2,027
St. Louis County, Industrial Development Authority, RB
Callable 09/01/25 @ 103
5.250%, 09/01/53	2,000	2,217
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
4.375%, 11/15/35	2,250	2,148
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
3.875%, 11/15/29	1,315	1,281
St. Louis, Industrial Development Authority, Innovation District Project, TA
Callable 05/15/24 @ 100
4.375%, 05/15/36	2,500	2,525

Total Missouri		46,564

Nebraska [0.8%]
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.250%, 09/01/37	1,000	1,065
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42	5,500	5,840
Central Plains Energy Project, Ser A, RB
5.000%, 09/01/42	5,500	7,703

Total Nebraska		14,608

Nevada [0.9%]
Clark County, Department of Aviation, Sub-Ser A-2, RB
Callable 07/01/24 @ 100
5.000%, 07/01/35	3,000	3,408
Las Vegas, Finance Authority, RB
Callable 06/15/21 @ 100
4.375%, 06/15/35(C)	3,500	3,503
Las Vegas, Special Improvement District No. 611, RB
Callable 06/01/30 @ 100
4.125%, 06/01/50	875	922
Las Vegas, Special Improvement District No. 612 Skye Hills, GO
Callable 06/01/30 @ 100
3.750%, 06/01/42	750	775
Las Vegas, Special Improvement District No. 612 Skye Hills, GO
Callable 06/01/30 @ 100
3.500%, 06/01/35	200	207
Las Vegas, Special Improvement District No. 812, SAB
Callable 12/01/25 @ 100
5.000%, 12/01/35	970	1,058

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Las Vegas, Special Improvement District No. 814, GO
Callable 06/01/29 @ 100
4.000%, 06/01/44	$750	$793
Las Vegas, Special Improvement District No. 815, GO
Callable 12/01/30 @ 100
4.750%, 12/01/40	750	836
Nevada State, Department of Business & Industry, Green-Fulcrum Sierra Biofuels, RB, AMT
Callable 12/15/27 @ 100
6.250%, 12/15/37(C)	100	97
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(C)	1,595	1,700
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/48(C)	1,000	1,049
Sparks Nevada, Ser A, RB
2.750%, 06/15/28(C)	1,000	1,021
Sparks Nevada, Ser A, RB
2.500%, 06/15/24(C)	900	908

Total Nevada		16,277

New Hampshire [0.3%]
New Hampshire Business Finance Authority, RB
Callable 01/01/26 @ 103
4.000%, 01/01/41	1,000	1,098
New Hampshire Business Finance Authority, RB
Callable 01/01/26 @ 103
4.000%, 01/01/51	1,000	1,086
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.750%, 07/01/54(C)	1,250	1,251
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.625%, 07/01/46(C)	500	498
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 100
3.625%, 07/01/43(A) (C)	1,000	1,032
New Hampshire, Business Finance Authority, Ser B, RB, AMT
Callable 07/01/25 @ 100
3.750%, 07/01/45(A) (C)	1,000	1,033

Total New Hampshire		5,998

New Jersey [2.6%]
County of Essex New Jersey, GO
Callable 09/01/28 @ 100
2.125%, 09/01/49	3,900	3,696
County of Essex New Jersey, GO
Callable 09/01/28 @ 100
2.125%, 09/01/50	900	849
New Jersey Economic Development Authority, Ser S, RB
Callable 12/15/30 @ 100
4.000%, 06/15/46	500	558
New Jersey Economic Development Authority, Ser S, RB
Callable 12/15/30 @ 100
4.000%, 06/15/50	450	500
New Jersey State, Economic Development Authority, Port Newark Container, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/47	6,000	6,789
New Jersey State, Economic Development Authority, RB
Callable 11/01/29 @ 100
4.000%, 11/01/37	1,100	1,237
New Jersey State, Economic Development Authority, RB, AMT
Callable 03/05/24 @ 101
5.625%, 11/15/30	1,000	1,119
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/42	1,155	1,356
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/47	1,230	1,433

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
New Jersey State, Economic Development Authority, Ser EEE, RB
Callable 12/15/28 @ 100
5.000%, 06/15/43	$1,000	$1,192
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/25 @ 100
5.250%, 06/15/41	5,245	5,964
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 12/15/30 @ 100
4.000%, 06/15/45	2,000	2,235
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 12/15/30 @ 100
4.000%, 06/15/50	1,000	1,111
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/37	3,500	3,930
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/50	8,500	9,310
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
5.000%, 06/15/46	1,000	1,185
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
4.500%, 06/15/49	4,015	4,553

Total New Jersey		47,017

New Mexico [0.7%]
Farmington New Mexico, RB
1.150%, 06/01/40(A)	3,500	3,537
Farmington New Mexico, RB
1.100%, 06/01/40(A)	3,000	3,028
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/33	500	547
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/38	500	542
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/48	1,750	1,885
New Mexico State, Hospital Equipment Loan Council, RB
Callable 07/01/22 @ 100
5.500%, 07/01/42	3,110	3,269

Total New Mexico		12,808

New York [6.8%]
Dutchess County Local Development, Ser A, RB
Callable 07/01/30 @ 100
5.000%, 07/01/45(C)	875	1,021
Dutchess County Local Development, Ser A, RB
Callable 07/01/30 @ 100
5.000%, 07/01/51(C)	875	1,016
Jefferson County, Civic Facility Development, RB
Callable 11/01/27 @ 100
4.000%, 11/01/47	4,875	5,098
Metropolitan Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
5.250%, 11/15/55	10,000	12,164
Metropolitan Washington, Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
5.000%, 11/15/50	1,750	2,099
Metropolitan Washington, Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
4.750%, 11/15/45	2,000	2,349
Monroe County Industrial Development, RB
Callable 06/01/28 @ 100
5.000%, 06/01/50(C)	1,100	1,264
Nassau County, Industrial Development Agency, Amsterdam at Harborside, Ser A, RB
Callable 01/01/25 @ 101
6.700%, 01/01/49(E)	4,789	2,634

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Nassau County, Industrial Development Agency, Amsterdam at Harborside, Ser C, RB
Callable 05/06/21 @ 100
2.000%, 01/01/49	$1,914	$191
Nassau County, Tobacco Settlement, RB
Callable 04/21/21 @ 100
5.125%, 06/01/46	1,345	1,365
New York Counties, Tobacco Trust IV, Ser A, RB
Callable 04/21/21 @ 100
5.000%, 06/01/45	5,800	5,847
New York State, Dormitory Authority, Ser A, RB
Callable 09/15/30 @ 100
3.000%, 03/15/49	10,000	10,322
New York State, Environmental Facilities, RB, AMT
Callable 06/02/25 @ 100
2.750%, 09/01/50(A)	750	772
New York State, Liberty Development, Bank of America Tower, RB
Callable 03/15/29 @ 100
2.800%, 09/15/69	1,000	988
New York State, Liberty Development, World Trade Center, RB
Callable 11/15/24 @ 100
5.000%, 11/15/44(C)	5,000	5,456
New York State, Thruway Authority, Sub-Ser B, RB
Callable 01/01/30 @ 100
4.000%, 01/01/50	5,000	5,617
New York State, Transportation Development, LaGuardia Airport Terminal B, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/41	1,500	1,680
New York State, Transportation Development, RB
Callable 12/01/30 @ 100
4.000%, 12/01/39	1,500	1,673
New York State, Transportation Development, RB
Callable 12/01/30 @ 100
4.000%, 12/01/41	850	948
New York State, Transportation Development, RB, AMT
Callable 08/01/30 @ 100
5.250%, 08/01/31	2,000	2,427
New York State, Transportation Development, RB, AMT
5.000%, 01/01/22	3,420	3,523
New York State, Transportation Development, RB, AMT
Callable 01/01/28 @ 100
5.000%, 01/01/36	5,000	5,918
New York State, Transportation Development, RB, AMT
Callable 10/01/30 @ 100
4.375%, 10/01/45	4,750	5,421
New York State, Urban Development, RB
Callable 09/15/28 @ 100
4.000%, 03/15/48	7,000	7,822
New York Transportation Development, RB, AMT
Callable 10/31/31 @ 100
4.000%, 04/30/53	3,000	3,333
Niagara, Area Development, Ser A, RB, AMT
Callable 07/01/23 @ 100
4.750%, 11/01/42(C)	4,750	4,964
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/34	1,000	1,102
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/40	1,000	1,092
Suffolk, Tobacco Asset Securitization, Ser C, RB
Callable 06/01/22 @ 100
6.625%, 06/01/44	6,000	6,183
TSASC, Ser A, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,000	2,316
TSASC, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/48	5,750	6,214
TSASC, Sub-Ser, RB
Callable 06/01/27 @ 100
5.000%, 06/01/45	1,250	1,362
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,485	2,936

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	$7,000	$7,944

Total New York		125,061

North Carolina [0.5%]
North Carolina State, Department of Transportation, I-77 Hot Lanes Project, RB, AMT
Callable 06/30/25 @ 100
5.000%, 12/31/37	1,405	1,557
North Carolina State, Medical Care Commission, Ser A, RB
Callable 09/01/27 @ 100
4.000%, 09/01/50	3,750	3,925
North Carolina State, Turnpike Authority, RB
5.000%, 02/01/24	1,000	1,126
North Carolina State, Turnpike Authority, RB
Callable 01/01/30 @ 100
5.000%, 01/01/44	1,500	1,814
North Carolina State, Turnpike Authority, RB
Callable 01/01/30 @ 100
5.000%, 01/01/49	500	600

Total North Carolina		9,022

North Dakota [0.5%]
Burleigh County, Educational Facilities Revenue, Education Facilities, University of Mary Project, RB
Callable 04/15/26 @ 100
5.200%, 04/15/46	2,000	2,082
County of Grand Forks North Dakota, RB, AMT
Callable 09/15/26 @ 103
6.375%, 12/15/43	2,410	2,157
Ward County, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/48	2,500	2,776
Ward County, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/53	1,500	1,659

Total North Dakota		8,674

Ohio [4.5%]
Buckeye Tobacco Settlement Financing Authority, Ser A-2-Class, RB
Callable 06/01/30 @ 100
4.000%, 06/01/48	7,000	7,806
Buckeye Tobacco Settlement Financing Authority, Ser A-2-Class, RB
Callable 06/01/30 @ 100
3.000%, 06/01/48	6,630	6,715
Buckeye Tobacco Settlement Financing Authority, Ser B-2, RB
Callable 06/01/30 @ 100
5.000%, 06/01/55	10,500	11,829
County of Cuyahoga Ohio, RB
Callable 02/15/27 @ 100
5.000%, 02/15/57	5,000	5,681
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/27 @ 100
5.250%, 02/15/47	3,800	4,397
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/33	1,000	1,046
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/44	1,000	1,038
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/48	4,000	4,147
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.500%, 01/15/48(C)	3,020	3,352
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.250%, 01/15/38(C)	3,280	3,623

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Ohio State, Air Quality Development Authority, RB, AMT
Callable 07/01/29 @ 100
5.000%, 07/01/49(C)	$12,000	$13,179
Ohio State, Housing Finance Agency, Sanctuary at Springboro Project, RB
Callable 10/01/25 @ 101
5.450%, 01/01/38(C)	2,500	2,473
Southeastern Ohio, Port Authority, Memorial Health System Project, RB
Callable 12/01/22 @ 100
6.000%, 12/01/42	7,000	7,214
Southern Ohio Port Authority, Ser A, RB, AMT
Callable 12/01/27 @ 103
7.000%, 12/01/42(C)	6,000	6,809
Southern Ohio Port Authority, Ser A, RB, AMT
Callable 12/01/27 @ 103
6.500%, 12/01/30(C)	3,000	3,408

Total Ohio		82,717

Oklahoma [0.7%]
Oklahoma County, Development Finance Authority, Ser B, RB
Callable 08/15/28 @ 100
5.500%, 08/15/52	500	607
Oklahoma County, Finance Authority, Epworth Village Project, Ser A, RB
Callable 04/01/22 @ 100
5.125%, 04/01/42	4,000	3,453
Oklahoma State, Development Finance Authority, Inverness Village Community, RB
Callable 01/01/22 @ 100
6.000%, 01/01/32(E)	1,278	15
Oklahoma State, Development Finance Authority, RB
5.450%, 08/15/28	5,000	5,549
Oklahoma State, Development Finance Authority, RB
Callable 08/01/27 @ 100
5.250%, 08/01/57	5,000	3,575
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46(E)	3,843	19
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36(E)	1,664	9

Total Oklahoma		13,227

Oregon [0.8%]
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 11/15/25 @ 102
5.375%, 11/15/55	875	938
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 11/15/25 @ 102
5.250%, 11/15/50	1,000	1,070
Medford Hospital Facilities Authority, Ser A, RB
Callable 08/15/30 @ 100
4.000%, 08/15/50	7,000	7,901
Oregon State, Business Development Commission, RB, AMT
5.000%, 03/01/49(A)	5,000	5,205

Total Oregon		15,114

Pennsylvania [2.7%]
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/28 @ 100
5.000%, 05/01/33(C)	500	591
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/28 @ 100
5.000%, 05/01/42(C)	2,000	2,345
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.375%, 05/01/42(C)	3,000	3,486

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.125%, 05/01/32(C)	$1,000	$1,170
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.125%, 03/01/48(C)	1,000	1,027
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.000%, 03/01/38(C)	525	545
Dauphin County, General Authority, Harrisburg University of Science and Technology Project, RB
Callable 10/15/27 @ 100
5.125%, 10/15/41(C)	1,135	1,110
Dauphin County, General Authority, RB
Callable 10/15/27 @ 100
5.000%, 10/15/34(C)	8,470	8,445
DuBois, Hospital Authority, RB
Callable 01/15/28 @ 100
4.000%, 07/15/43	2,370	2,539
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/49	1,530	1,613
Pennsylvania State, Turnpike Commission, Convertible Capital Appreciation Project, Sub-Ser E, RB
Callable 12/01/27 @ 100
6.375%, 12/01/38	2,000	2,631
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33	1,500	1,732
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/29 @ 100
5.000%, 12/01/49	2,975	3,691
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Pre-Refunded @ 100
7.625%, 12/15/21(F)	1,000	1,052
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Pre-Refunded @ 100
7.150%, 12/15/21(F)	2,280	2,390
Philadelphia, Authority for Industrial Development, RB
Callable 06/15/28 @ 100
5.000%, 06/15/40(C)	900	1,039
Philadelphia, Authority for Industrial Development, RB
Callable 06/15/28 @ 100
5.000%, 06/15/50(C)	1,450	1,650
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/22 @ 100
5.625%, 07/01/42	3,000	3,155
Philadelphia, Ser B, GO
Callable 08/01/29 @ 100
5.000%, 02/01/39	4,385	5,480
Pottsville, Hospital Authority, Schuykill Health System Project, RB
Pre-Refunded @ 100
6.500%, 07/01/24(C) (F)	3,000	3,548
Washington County, Redevelopment Authority, TA
Callable 01/01/28 @ 100
5.000%, 07/01/35	1,235	1,335

Total Pennsylvania		50,574

Rhode Island [0.2%]
Rhode Island State, Health & Educational Building, RB
Callable 05/15/26 @ 100
5.000%, 05/15/39	1,000	1,139
Tobacco Settlement Financing, Ser B, RB
Callable 04/21/21 @ 15
0.000%, 06/01/52(D)	21,270	3,247

Total Rhode Island		4,386

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
South Carolina [0.8%]
Berkeley County, RB
Callable 11/01/29 @ 100
4.375%, 11/01/49	$2,500	$2,748
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/47	3,830	4,088
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/52	6,950	7,405

Total South Carolina		14,241

Tennessee [0.8%]
Chattanooga, Health Educational & Housing Facility Board, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	1,000	1,080
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Ser S, RB
Callable 11/01/25 @ 102
4.000%, 11/01/55	4,750	4,908
Metropolitan Nashville Airport Authority, Sub-Ser B, RB, AMT
Callable 07/01/30 @ 100
5.000%, 07/01/54	5,675	6,854
Nashville, Metropolitan Development & Housing Agency, RB
Callable 06/01/28 @ 100
5.125%, 06/01/36(C)	900	1,017
Nashville, Metropolitan Development & Housing Agency, RB
4.500%, 06/01/28(C)	650	712

Total Tennessee		14,571

Texas [7.2%]
Alvin Independent School District, Ser B-REMK, GO, PSF-GTD
0.450%, 02/15/36(A)	2,000	1,997
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.125%, 03/01/44	2,300	2,488
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.000%, 03/01/34	400	436
Board of Regents of the University of Texas System, Ser B, RB
5.000%, 08/15/49	5,500	8,341
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.250%, 09/01/47(C)	500	574
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.125%, 09/01/38(C)	1,500	1,738
Celina, Sutton Fields II Public Improvement Project, SAB
Callable 03/01/23 @ 103
7.250%, 09/01/45	475	501
Central Texas Regional Mobility Authority, Ser B, RB
Callable 01/01/31 @ 100
4.000%, 01/01/51	1,000	1,130
Central Texas Regional Mobility Authority, Ser B-SENIOR, RB
Callable 01/01/30 @ 100
5.000%, 01/01/45	250	306
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Pre-Refunded @ 100
5.000%, 01/01/23(F)	1,000	1,085
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Pre-Refunded @ 100
5.000%, 01/01/23(F)	1,000	1,084

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
Callable 08/15/25 @ 100
6.125%, 08/15/48	$4,245	$4,881
Grand Parkway, Transportation, Toll Revenue, Sub-Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/23(F)	2,000	2,239
Houston Texas Airport System Revenue, Sub-Ser A, RB, AMT
Callable 07/01/30 @ 100
4.000%, 07/01/47	1,250	1,398
Houston, Airport System Revenue, RB, AMT
5.000%, 07/01/27	500	586
Houston, Airport System Revenue, RB, AMT
4.750%, 07/01/24	3,000	3,145
Houston, Airport System Revenue, Ser B-1, RB, AMT
Callable 07/15/25 @ 100
5.000%, 07/15/35	3,000	3,302
Houston, Airport System Revenue, Ser C, RB, AMT
5.000%, 07/15/27	4,500	5,277
Houston, Airport System Revenue, United Airlines Project, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/29	7,000	7,623
Houston, Higher Education Finance, Cosmos Foundation Project, Ser A, RB
Pre-Refunded @ 100
6.875%, 05/15/21(F)	5,300	5,340
Lago Vista Texas, RB
Callable 09/01/30 @ 100
4.875%, 09/01/50(C)	275	289
Matagorda County Navigation District No. 1, RB, AMT
0.900%, 05/01/30(A)	1,750	1,753
Mission, Economic Development, RB, AMT
Callable 10/01/21 @ 105
4.625%, 10/01/31(C)	3,250	3,454
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/36	4,660	4,836
New Hope, Cultural Education Facilities Finance, E Grand Preparatory Academy, RB
Callable 08/15/21 @ 100
5.500%, 08/15/46	1,000	1,009
New Hope, Cultural Education Facilities Finance, E Grand Preparatory Academy, RB
Callable 08/15/21 @ 100
5.500%, 08/15/51	2,500	2,521
New Hope, Cultural Education Facilities Finance, Jubilee Academic Center Project, Ser A, RB
Callable 08/15/21 @ 100
5.000%, 08/15/36(C)	1,500	1,509
New Hope, Cultural Education Facilities Finance, RB
5.000%, 08/15/46	7,000	7,035
New Hope, Cultural Education Facilities Finance, Ser A, RB
Callable 08/15/25 @ 100
5.000%, 08/15/50(C)	4,750	5,014
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45(C)	1,700	1,881
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35(C)	900	1,003
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Pre-Refunded @ 100
0.558%, 7.000%, 09/01/23, 09/01/31(B) (F)	5,000	6,810
Port Beaumont Navigation District, RB
Callable 01/01/22 @ 103
6.000%, 01/01/25(C)	1,525	1,565
Port Beaumont Navigation District, RB, AMT
Callable 01/01/22 @ 103
4.000%, 01/01/50(C)	6,330	6,489
Port Beaumont Navigation District, RB, AMT
Callable 01/01/22 @ 103
3.625%, 01/01/35(C)	1,000	1,022

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Sanger, Industrial Development Authority, Texas Pellets Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
8.000%, 07/01/38(E)	$4,950	$1,238
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 11/15/25 @ 100
5.500%, 11/15/45(E)	5,315	2,405
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 05/06/21 @ 100
4.500%, 11/15/21(E)	2,310	1,045
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, Ser Senior, RB
Callable 05/06/21 @ 100
5.750%, 11/15/37(E)	6,000	2,715
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.750%, 11/15/47	1,000	1,103
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.750%, 11/15/52	2,200	2,420
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.625%, 11/15/37	3,500	3,889
Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47	3,720	3,333
Tarrant County, Cultural Education Facilities Finance, RB
Callable 02/15/27 @ 100
6.375%, 02/15/52	9,000	7,160
Temple, Ser A-REV, RB
Callable 08/01/25 @ 100
5.000%, 08/01/38(C)	2,000	2,189
Texas State, Private Activity Bond Surface Transportation, RB, AMT
Callable 06/30/29 @ 100
5.000%, 06/30/58	1,500	1,789
Texas State, Private Activity Bond Surface Transportation, SH 288 Toll Lanes Project, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/45	2,635	2,953
Texas State, Transportation Commission, RB
Callable 02/01/29 @ 73
0.000%, 08/01/36(D)	1,000	587

Total Texas		132,487

Utah [0.1%]
Utah Charter School Finance Authority, RB
Callable 06/15/28 @ 102
5.000%, 06/15/55(C)	1,750	1,881

Vermont [0.1%]
Vermont State, Economic Development Authority, Casella Waste Systems Project, RB, AMT
4.625%, 04/01/36(A) (C)	1,000	1,135

Virginia [1.2%]
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.400%, 03/01/45(C)	2,000	2,077
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.150%, 03/01/35(C)	1,000	1,041

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Farmville, Industrial Development Authority, RB
Callable 01/01/29 @ 100
5.000%, 01/01/48	$2,000	$2,268
Halifax County, Industrial Development Authority, Virginia Electric & Power Project, RB
0.450%, 12/01/41(A)	1,750	1,750
Lower Magnolia Green, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.000%, 03/01/45(C)	4,005	4,125
Peninsula Town Center, Community Development Authority, RB
Callable 09/01/27 @ 100
5.000%, 09/01/37(C)	2,750	2,972
Peninsula Town Center, Community Development Authority, RB
Callable 09/01/27 @ 100
5.000%, 09/01/45(C)	3,700	3,987
Virginia State, Small Business Financing Authority, Elizabeth River Project, RB, AMT
Callable 07/01/22 @ 100
6.000%, 01/01/37	820	867
Wise County Industrial Development Authority, Ser A-RE, RB
0.750%, 10/01/40(A)	2,500	2,491

Total Virginia		21,578

Washington [0.8%]
Kalispel Tribe of Indians, Ser A, RB
Callable 01/01/28 @ 100
5.250%, 01/01/38(C)	400	454
Washington State, Health Care Facilities Authority, RB
Callable 01/01/28 @ 100
4.000%, 07/01/42	3,500	3,825
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/38(C)	325	349
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/48(C)	2,400	2,557
Washington State, Housing Finance Commission, RB
Callable 01/01/25 @ 102
5.000%, 01/01/51(C)	4,330	4,606
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 01/01/24 @ 100
7.500%, 01/01/49(C)	2,000	2,138

Total Washington		13,929

West Virginia [0.4%]
Tobacco Settlement Finance Authority, RB
Callable 12/01/30 @ 100
4.875%, 06/01/49	2,000	2,031
West Virginia Economic Development Authority, RB, AMT
Callable 01/01/25 @ 100
4.125%, 07/01/45(A)	1,650	1,687
West Virginia, Economic Development Authority, RB, AMT
Callable 01/01/25 @ 100
5.000%, 07/01/45(A)	1,190	1,253
West Virginia, Economic Development Authority, Ser S, RB
0.625%, 12/01/38(A)	2,500	2,471

Total West Virginia		7,442

Wisconsin [4.2%]
Hartford, Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(C)	1,580	1,687
Piedmont, Public Finance Authority, RB
Callable 06/15/29 @ 100
5.000%, 06/15/49	500	572
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.500%, 03/01/45(C)	3,460	3,711

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 42

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.250%, 03/01/35(C)	$1,250	$1,347
Wisconsin State, Health & Educational Facilities Authority, Dickson Hollow Project, RB
Callable 10/01/22 @ 102
5.500%, 10/01/49	2,500	2,603
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/26 @ 100
5.000%, 02/15/51(A)	1,000	1,192
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/24 @ 100
5.000%, 02/15/52(A)	1,500	1,703
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 04/01/27 @ 100
4.000%, 04/01/39	2,500	2,800
Wisconsin State, Health & Educational Facilities Authority, Woodland Hill Senior Housing Project, RB
Callable 12/01/22 @ 102
5.250%, 12/01/49	5,000	5,193
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(C)	6,125	6,648
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(C)	3,275	3,489
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.625%, 07/01/44	3,500	3,805
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/34	2,000	2,181
Wisconsin State, Public Finance Authority, Cornerstone Christian Project, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(C)	3,000	3,199
Wisconsin State, Public Finance Authority, Las Ventanas Retirement Community Project, RB
Callable 05/06/21 @ 102
7.000%, 10/01/42	5,400	5,468
Wisconsin State, Public Finance Authority, National Gypsum, RB, AMT
Callable 08/01/26 @ 100
4.000%, 08/01/35	3,000	2,990
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/45(C)	1,500	1,650
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/55(C)	2,500	2,730
Wisconsin State, Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/40(C)	1,175	1,357
Wisconsin State, Public Finance Authority, RB
Callable 11/15/27 @ 103
5.000%, 11/15/41	1,000	1,194
Wisconsin State, Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/50(C)	1,675	1,902
Wisconsin State, Public Finance Authority, Roseman University Health Sciences, RB
Callable 04/01/25 @ 100
5.875%, 04/01/45	6,000	6,752
Wisconsin State, Public Finance Authority, Senior Trips Obligation Group Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/42	1,000	1,039
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35(C)	3,000	3,253

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 43

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45(C)	$4,280	$4,578
Wisconsin State, Public Finance Authority, Ser C, RB, AMT
5.000%, 07/01/22	505	528
Wisconsin State, Public Finance Authority, Ser E, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/23	2,745	2,821

Total Wisconsin		76,392

American Samoa [0.2%]
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35	3,000	3,444

Guam [0.3%]
Territory of Guam, Ser A, RB
Callable 12/01/26 @ 100
5.000%, 12/01/34	2,500	2,841
Territory of Guam, Ser A, RB
Callable 05/01/31 @ 100
5.000%, 11/01/35	1,000	1,239
Territory of Guam, Ser A, RB
Callable 05/01/31 @ 100
5.000%, 11/01/40	1,000	1,220

Total Guam		5,300

Puerto Rico [6.5%]
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/22 @ 100
5.750%, 07/01/28(E)	1,555	1,302
Commonwealth of Puerto Rico, Ser A, GO
Callable 05/06/21 @ 100
5.500%, 07/01/23(E)	3,000	2,644
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/22 @ 100
5.500%, 07/01/26(E) (H)	3,200	2,672
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/22 @ 100
5.500%, 07/01/39(E)	3,100	2,596
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/22 @ 100
5.125%, 07/01/37(E)	2,500	2,047
Commonwealth of Puerto Rico, Ser C, GO
Callable 07/01/21 @ 100
6.500%, 07/01/40(E)	2,215	1,841
Commonwealth of Puerto Rico, Ser E, GO
Callable 05/06/21 @ 100
5.625%, 07/01/33(E)	2,570	2,217
Puerto Rico Public Buildings Authority, Ser N, RB, COMWLTH GTD
Callable 05/06/21 @ 100
5.000%, 07/01/37(E)	1,400	1,349
Puerto Rico Public Buildings Authority, Ser P, RB, COMWLTH GTD
Callable 05/06/21 @ 100
6.500%, 07/01/30(E)	5,045	5,045
Puerto Rico, Commonwealth, Aqueduct & Sewer Authority, Ser A, RB
Callable 07/01/22 @ 100
5.250%, 07/01/42	12,000	12,630
Puerto Rico, Commonwealth, Ser A, GO
Callable 05/06/21 @ 100
8.000%, 07/01/35(E)	2,150	1,688
Puerto Rico, Electric Power Authority, Ser 2013A-RSA-1, RB
Callable 07/01/23 @ 100
6.750%, 07/01/36(E)	2,605	2,416
Puerto Rico, Electric Power Authority, Ser AAA-RSA-1, RB
Callable 05/06/21 @ 100
5.250%, 07/01/30(E)	1,625	1,475
Puerto Rico, Electric Power Authority, Ser A-RSA-1, RB
Callable 07/01/22 @ 100
5.000%, 07/01/42(E)	2,000	1,810
Puerto Rico, Electric Power Authority, Ser CCC-RSA-1, RB
Callable 05/06/21 @ 100
5.250%, 07/01/28(E)	2,145	1,947
Puerto Rico, Electric Power Authority, Ser E-1-RSA-1, RB
10.000%, 01/01/21(E)	3,957	3,813

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 44

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Puerto Rico, Electric Power Authority, Ser E-2-RSA-1, RB
10.000%, 07/01/21(E)	$1,500	$1,447
Puerto Rico, Electric Power Authority, Ser E-2-RSA-1, RB
10.000%, 01/01/22(E)	500	482
Puerto Rico, Electric Power Authority, Ser XX-RSA-1, RB
Callable 05/06/21 @ 100
5.250%, 07/01/40(E)	7,000	6,353
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
5.000%, 07/01/58	11,572	12,743
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
4.750%, 07/01/53	5,276	5,729
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/25 @ 100
4.500%, 07/01/34	19,005	20,502
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 30
0.050%, 07/01/51(D)	2,945	648
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 41
0.047%, 07/01/46(D)	7,170	2,188
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
0.000%, 07/01/24(D)	2,000	1,877
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.784%, 07/01/58	19,108	20,677
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.536%, 07/01/53	31	33

Total Puerto Rico		120,171

Description	Face Amount (000)/Shares	Value (000)
Virgin Islands [0.2%]
Virgin Islands, Public Finance Authority, Ser Senior, RB
Callable 05/06/21 @ 100
5.000%, 10/01/25	$3,155	$3,162
Virgin Islands, Public Finance Authority, Sub-Ser, RB
Callable 05/06/21 @ 100
5.000%, 10/01/22	1,365	1,359

Total Virgin Islands		4,521

Total Municipal Bonds
(Cost $1,651,653)		1,742,919

Corporate Bonds [0.9%]
Electric Utilities [0.2%]
Talen Energy Supply
6.625%, 01/15/28(C)	3,000	2,997

Medical Products & Services [0.4%]
Tower Health
4.451%, 02/01/50	9,000	7,470

Steel & Steel Works [0.2%]
United States Steel
6.875%, 03/01/29	2,000	2,050
6.250%, 03/15/26	2,500	2,537

Total Steel & Steel Works		4,587

Waste Disposal [0.1%]
Waste Pro USA
5.500%, 02/15/26(C)	1,500	1,536

Total Corporate Bonds
(Cost $15,841)		16,590

Short-Term Investment [3.5%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	64,821,240	64,821

Total Short-Term Investment
(Cost $64,821)		64,821

Total Investments [99.2%]
(Cost $1,732,315)		$1,824,330

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 45

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Municipal High Income Fund (concluded)

Percentages are based on net assets of $1,839,839 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2021.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2021, the value of these securities amounted to $379,469 (000), representing 20.6% of the net assets of the Fund.

(D)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(E)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(F)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(G)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on March 31, 2021.

(H)	Level 3 security in accordance with fair value hierarchy.

AGM — Assured Guarantee Municipal

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

GO — General Obligation

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

The following is a list of the inputs used as of March 31, 2021, is valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Municipal Bonds	$—	$1,740,247	$2,672	$1,742,919
Corporate Bonds	—	16,590	—	16,590
Short-Term Investment	64,821	—	—	64,821
Total Investments in Securities	$64,821	$1,756,837	$2,672	$1,824,330

(1)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended March 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 46

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [43.1%]
Communication Services [4.6%]
America Movil
3.125%, 07/16/22	$4,000	$4,133
Verizon Communications
1.450%, 03/20/26	1,000	1,000

Total Communication Services		5,133

Consumer Discretionary [2.5%]
General Motors Financial
4.350%, 01/17/27	2,500	2,775

Financials [20.0%]
Allstate
0.823%, VAR ICE LIBOR USD 3 Month+0.630%, 03/29/23	1,400	1,411
American Express
0.840%, VAR ICE LIBOR USD 3 Month+0.650%, 02/27/23	1,605	1,618
Banco Santander
2.746%, 05/28/25	2,000	2,089
Barclays
4.375%, 01/12/26	1,500	1,672
Capital One Financial
4.200%, 10/29/25	1,000	1,106
Citigroup
3.500%, 05/15/23	2,000	2,115
Credit Suisse Group Funding Guernsey
4.550%, 04/17/26	2,500	2,796
Jefferies Group
5.125%, 01/20/23	1,200	1,294
4.850%, 01/15/27	1,100	1,265
JPMorgan Chase
3.125%, 01/23/25	2,200	2,356
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(A)	400	4
Mitsubishi UFJ Financial Group
0.928%, VAR ICE LIBOR USD 3 Month+0.740%, 03/02/23	1,100	1,108
Morgan Stanley, MTN
3.750%, 02/25/23	3,000	3,180

Total Financials		22,014

Health Care [4.2%]
AbbVie
2.850%, 05/14/23	2,500	2,608
CVS Health
4.300%, 03/25/28	1,750	1,987

Total Health Care		4,595

Industrials [4.2%]
John Deere Capital, MTN
2.800%, 09/08/27	2,500	2,661
Penske Truck Leasing LP
4.250%, 01/17/23(B)	300	319
3.450%, 07/01/24(B)	1,500	1,616

Total Industrials		4,596

Information Technology [2.5%]
KLA-Tencor
4.650%, 11/01/24	2,500	2,793

Petroleum & Fuel Products [2.6%]
Shell International Finance BV
2.375%, 04/06/25	1,500	1,578
Sunoco Logistics Partners Operations
5.950%, 12/01/25	1,100	1,280

Total Petroleum & Fuel Products		2,858

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 47

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Utilities [2.5%]
Duke Energy
3.400%, 06/15/29	$2,020	$2,158
Korea Electric Power
6.750%, 08/01/27	75	97
Puget Energy
6.000%, 09/01/21	500	511

Total Utilities		2,766

Total Corporate Bonds
(Cost $45,627)		47,530

U.S. Treasury Obligations [27.4%]
U.S. Treasury Notes
2.625%, 01/31/26	1,850	2,002
1.625%, 11/15/22	9,440	9,666
1.625%, 08/15/29	3,300	3,309
0.875%, 11/15/30	5,000	4,619
0.250%, 11/15/23	2,000	1,999
0.125%, 12/15/23	4,250	4,231
0.125%, 01/15/24	4,350	4,328

Total U.S. Treasury Obligations
(Cost $30,684)		30,154

Municipal Bonds [21.2%]
California [3.7%]
University of California, Ser BD, RB
3.349%, 07/01/29	2,400	2,650
University of California, Ser BF, RB
1.714%, 05/15/30	1,460	1,405

Total California		4,055

Florida [2.5%]
Florida State, Board of Administration Finance, Ser A, RB
1.705%, 07/01/27	2,800	2,810

New York [15.0%]
New York City, Transitional Finance Authority Future Tax Secured Revenue, RB
Callable 05/01/29 @ 100
3.350%, 11/01/30	3,840	4,167
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser C-5, RB
Callable 05/01/28 @ 100
3.800%, 05/01/29	2,500	2,741
New York State, Sub-Ser D-2, GO
3.760%, 12/01/27	3,020	3,387
New York State, Urban Development, Ser B, RB
2.550%, 03/15/29	820	838
New York State, Urban Development, Ser D-2, RB
Callable 09/15/27 @ 100
3.270%, 03/15/28	5,000	5,405

Total New York		16,538

Total Municipal Bonds
(Cost $22,546)		23,403

U.S. Government Mortgage-Backed Obligations [3.4%]
FHLMC, Pool 1B2677
2.275%, VAR ICE LIBOR USD 12 Month+1.900%, 01/01/35	2	2
FHLMC, Pool 1B2683
2.309%, VAR ICE LIBOR USD 12 Month+1.900%, 01/01/35	1	1
FHLMC, Pool 1B2692
2.153%, VAR ICE LIBOR USD 12 Month+1.770%, 12/01/34	4	4
FHLMC, Pool A93505
4.500%, 08/01/40	10	11
FHLMC, Pool A93996
4.500%, 09/01/40	15	17
FHLMC, Pool C03490
4.500%, 08/01/40	72	80
FHLMC, Pool C09015
3.000%, 10/01/42	83	87
FHLMC, Pool G02940
5.500%, 05/01/37	2	3
FHLMC, Pool G04222
5.500%, 04/01/38	4	5
FHLMC, Pool G04913
5.000%, 03/01/38	18	21
FHLMC, Pool G08003
6.000%, 07/01/34	6	7
FHLMC, Pool G18124
6.000%, 06/01/21	—	—

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 48

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
FHLMC, Pool J19197
3.000%, 05/01/27	$37	$39
FHLMC, Pool Q08998
3.500%, 06/01/42	56	60
FHLMC, Pool Q10378
3.000%, 08/01/42	76	80
FNMA, Pool 252570
6.500%, 07/01/29	2	2
FNMA, Pool 253183
7.500%, 04/01/30	—	—
FNMA, Pool 253398
8.000%, 08/01/30	1	1
FNMA, Pool 254949
5.000%, 11/01/33	4	5
FNMA, Pool 255814
5.500%, 08/01/35	6	7
FNMA, Pool 303168
9.500%, 02/01/25	—	—
FNMA, Pool 725424
5.500%, 04/01/34	6	7
FNMA, Pool 735060
6.000%, 11/01/34	4	5
FNMA, Pool 735228
5.500%, 02/01/35	3	4
FNMA, Pool 735230
5.500%, 02/01/35	8	10
FNMA, Pool 745275
5.000%, 02/01/36	29	34
FNMA, Pool 745418
5.500%, 04/01/36	33	38
FNMA, Pool 827223
3.215%, VAR ICE LIBOR USD 12 Month+1.465%, 04/01/35	10	10
FNMA, Pool 844809
5.000%, 11/01/35	12	14
FNMA, Pool AD0454
5.000%, 11/01/21	—	—
FNMA, Pool AD8522
4.000%, 08/01/40	11	13
FNMA, Pool AE0828
3.500%, 02/01/41	102	110
FNMA, Pool AH0621
3.500%, 01/01/41	24	26
FNMA, Pool AJ1407
4.000%, 09/01/41	17	18
FNMA, Pool AJ7689
4.000%, 12/01/41	62	68
FNMA, Pool AK0971
3.000%, 02/01/27	32	34

Description	Face Amount (000)/Shares	Value (000)
FNMA, Pool AL5866
2.544%, 08/01/22(C)	$2,469	$2,512
FNMA, Pool AO2970
3.000%, 05/01/42	71	75
FNMA, Pool AO4137
3.500%, 06/01/42	59	64
FNMA, Pool MA1277
2.500%, 12/01/27	36	37
GNMA, Pool G2 4696
4.500%, 05/20/40	32	35
GNMA, Pool G2 4747
5.000%, 07/20/40	13	15
GNMA, Pool G2 4923
4.500%, 01/20/41	21	24
GNMA, Pool G2 MA0155
4.000%, 06/20/42	50	56
GNMA, Pool G2 MA0392
3.500%, 09/20/42	64	70

Total U.S. Government Mortgage-Backed Obligations
(Cost $3,584)		3,711

Affiliated Registered Investment Company [2.7%]
City National Rochdale Fixed Income Opportunities Fund, Cl N	127,551	2,963

Total Affiliated Registered Investment Company
(Cost $2,500)		2,963

Mortgage-Backed Obligations [0.7%]
Commercial Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/45	125	128
GMACM Mortgage Loan Trust, Ser 2004-GH1, Cl A6
5.310%, 07/25/35	—	—
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A3
2.773%, 11/10/45	267	274
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl A5
2.960%, 04/15/46	150	156
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A4
2.858%, 11/15/45	218	223

Total Mortgage-Backed Obligations
(Cost $768)		781

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 49

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Shares/Face Amount (000)	Value (000)
Closed-End Fund [0.1%]
Stone Ridge Reinsurance Risk Premium Interval Fund	3,276	$130

Total Closed-End Fund
(Cost $145)		130

Asset-Backed Security [0.0%]
Cityscape Home Equity Loan Trust, Ser 1997-C, Cl A4
7.500%, 07/25/28(A)	$5	2

Total Asset-Backed Security
(Cost $5)		2

Residential Mortgage-Backed Securities [0.0%]
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 08/25/27(C)	—	—
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	—	—
Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 06/25/32(C)	13	13

Total Residential Mortgage-Backed Securities
(Cost $13)		13

Short-Term Investment [0.5%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	581,962	582

Total Short-Term Investment
(Cost $582)		582

Total Investments [99.1%]
(Cost $106,454)		$109,269

Percentages are based on net assets of $110,232 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2021.

(A)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2021, the value of these securities amounted to $4,596 (000), representing 4.2% of the net assets of the Fund.

(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

LP — Limited Partnership

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

USD — U.S. Dollar

VAR — Variable

The following is a list of the inputs used as of March 31, 2021, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$47,530	$—	$47,530
U.S. Treasury Obligations	—	30,154	—	30,154
Municipal Bonds	—	23,403	—	23,403
U.S. Government Mortgage-Backed Obligations	—	3,711	—	3,711
Affiliated Registered Investment Company	2,963	—	—	2,963
Mortgage-Backed Obligations	—	781	—	781
Closed-End Fund	130	—	—	130
Asset-Backed Security	—	2	—	2
Residential Mortgage-Backed Securities	—	13	—	13
Short-Term Investment	582	—	—	582
Total Investments in Securities	$3,675	$105,594	$—	$109,269

For the period ended March 31, 2021, there have been no transfers in or out of Level 3.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 50

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (concluded)

The following is a summary of the transactions with the affiliates for the period ended March 31, 2021.

City National Rochdale Fixed Income Opportunities Fund, Class N
Beginning balance as of October 1, 2020	$2,879
Purchases at Cost	—
Proceeds from Sales	—
Realized Gain (Loss)	—
Unrealized Gain (Loss)	84
Ending balance as of March 31, 2021	$2,963
Dividend Income	$108

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 51

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Corporate Bonds [55.9%]
Aerospace / Defense [0.5%]
Rolls-Royce
3.625%, 10/14/25(A)		$1,000	$1,004
Rolls-Royce
5.750%, 10/15/27(A)		900	958
Spirit AeroSystems
4.600%, 06/15/28		405	397
TransDigm
6.500%, 05/15/25		2,275	2,318
TransDigm
6.250%, 03/15/26(A)		3,325	3,524
TransDigm
6.375%, 06/15/26		800	827
TransDigm
5.500%, 11/15/27		3,775	3,902
TransDigm
4.625%, 01/15/29(A)		830	817
TransDigm UK Holdings
6.875%, 05/15/26		4,200	4,421

Total Aerospace / Defense			18,168

Agricultural [0.1%]
Japfa Comfeed Indonesia
5.500%, 03/31/22		2,743	2,772
Mriya Recovery Certificates
0.000%, 12/31/49	EUR	3,224	5

Total Agricultural			2,777

Air Transportation [0.1%]
Simpar Europe
5.200%, 01/26/31(A)		2,035	1,997

Airlines [0.6%]
Aerovias de Mexico
7.000%, 02/05/25(B)		21,220	11,512
American Airlines
11.750%, 07/15/25(A)		815	1,008
American Airlines
5.500%, 04/20/26(A)		3,615	3,769
American Airlines
5.750%, 04/20/29(A)		2,005	2,137
Avianca Holdings
8.375%, 07/10/20(B)		39	5
EA Partners I
6.875%, 09/28/20(B)		5,617	112
EA Partners II
6.750%, 06/01/21(B)		8,245	3,628
Gol Finance
7.000%, 01/31/25		1,210	992
Hawaiian Brand Intellectual Property
5.750%, 01/20/26(A)		200	213
Spirit Loyalty Cayman
8.000%, 09/20/25(A)		900	1,017

Total Airlines			24,393

Airport Develop/Maint [0.6%]
Delhi International Airport
6.125%, 02/03/22		13,460	13,679
International Airport Finance
12.000%, 03/15/33		9,688	9,419

Total Airport Develop/Maint			23,098

Applications Software [0.0%]
Brunello Bidco
3.750%, VAR Euribor 3 Month+3.750%, 02/15/28	EUR	1,000	1,172

Auto Rent & Lease [0.2%]
Kapla Holding SAS
3.250%, VAR Euribor 3 Month+3.250%, 12/15/26	EUR	300	349
Kapla Holding SAS
3.375%, 12/15/26	EUR	769	893

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 52

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Movida Europe
5.250%, 02/08/31	$2,220	$2,138
Rent-A-Center
6.375%, 02/15/29(A)	2,875	3,047

Total Auto Rent & Lease		6,427

Automotive [1.3%]
Adient Global Holdings
4.875%, 08/15/26(A)	2,450	2,514
Adient US
9.000%, 04/15/25(A)	400	444
Adient US
7.000%, 05/15/26(A)	2	2
American Axle & Manufacturing
6.500%, 04/01/27	1,625	1,686
Clarios Global
6.750%, 05/15/25(A)	175	187
Dana
5.500%, 12/15/24	100	102
Dana
5.375%, 11/15/27	175	184
Dana
5.625%, 06/15/28	475	508
Dana Financing Luxembourg Sarl
5.750%, 04/15/25(A)	450	463
Dana Financing Luxembourg Sarl
6.500%, 06/01/26(A)	1,075	1,115
Ford Motor
9.000%, 04/22/25	1,325	1,605
Ford Motor Credit
3.813%, 10/12/21	950	960
Ford Motor Credit
3.339%, 03/28/22	1,300	1,315
Ford Motor Credit
4.250%, 09/20/22	1,000	1,031
Ford Motor Credit
4.140%, 02/15/23	475	491
Ford Motor Credit
3.096%, 05/04/23	850	864
Ford Motor Credit
5.584%, 03/18/24	3,450	3,724
Ford Motor Credit
4.063%, 11/01/24	2,200	2,301
Ford Motor Credit
5.125%, 06/16/25	4,750	5,125
Ford Motor Credit
3.375%, 11/13/25	2,400	2,441
Ford Motor Credit
4.271%, 01/09/27	925	960
Ford Motor Credit
4.125%, 08/17/27	1,700	1,755
Ford Motor Credit
5.113%, 05/03/29	1,500	1,607
Ford Motor Credit
4.000%, 11/13/30	2,475	2,455
Ford Motor Credit, MTN
4.389%, 01/08/26	2,100	2,207
IAA
5.500%, 06/15/27(A)	200	210
IHO Verwaltungs GmbH
4.750%cash/5.500% PIK, 09/15/26(A)	1,325	1,361
IHO Verwaltungs GmbH
6.000%cash/6.750% PIK, 05/15/27(A)	850	892
IHO Verwaltungs GmbH
6.375%cash/7.125% PIK, 05/15/29(A)	775	847
JB Poindexter
7.125%, 04/15/26(A)	2,400	2,535
KAR Auction Services
5.125%, 06/01/25(A)	2,200	2,225
Panther BF Aggregator 2
6.250%, 05/15/26(A)	450	478
Panther BF Aggregator 2
8.500%, 05/15/27(A)	4,875	5,249
Real Hero Merger Sub 2
6.250%, 02/01/29(A)	2,425	2,504

Total Automotive		52,347

Banks [2.2%]
Access Bank, MTN
10.500%, 10/19/21	3,353	3,469
Akbank T.A.S.
6.797%, VAR USD Swap Semi 30/360 5 Yr Curr+4.029%, 04/27/28	3,227	3,017
Akbank T.A.S., MTN
7.200%, VAR USD Swap Semi 30/360 5 Yr Curr+5.026%, 03/16/27	755	733
Banco do Brasil
6.250%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.398%, 10/15/69	6,430	6,335

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 53

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Banco Mercantil del Norte
7.625%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.353%, 10/06/67		$1,815	$1,992
Banco Mercantil del Norte
6.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.035%, 10/06/69		3,800	3,888
Bank Nadra Via NDR Finance
8.250%, 06/22/17(B)		631	3
BBVA Bancomer
5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.650%, 01/18/33		3,960	4,084
CorpGroup Banking
6.750%, 03/15/23		4,750	1,876
Credit Bank of Moscow Via CBOM Finance
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.416%, 10/05/27		11,325	11,479
Credit Bank of Moscow Via CBOM Finance
8.875%, VAR USD Swap Semi 30/360 5 Yr Curr+6.942%, 08/10/68		2,245	2,246
Fidelity Bank
10.500%, 10/16/22		3,300	3,507
10.500%, 10/16/22(A)		500	532
Freedom Mortgage
8.250%, 04/15/25(A)		387	403
Freedom Mortgage
7.625%, 05/01/26(A)		1,090	1,144
ING Bank, MTN
2.571%, 01/01/28	JPY	421,737	2,552
Itau Unibanco Holding, MTN
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.981%, 06/12/69		4,340	4,364
Sovcombank Via SovCom Capital DAC
8.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.427%, 04/07/30		5,605	5,904
Turkiye Garanti Bankasi
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr+4.220%, 05/24/27		3,265	3,153
Turkiye Is Bankasi
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.117%, 06/29/28		2,647	2,551
United Bank for Africa
7.750%, 06/08/22		17,804	18,405
Vietnam Prosperity JSC Bank, MTN
6.250%, 07/17/22		2,487	2,544
Yapi ve Kredi Bankasi
7.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.415%, 01/22/31		3,100	3,029

Total Banks			87,210

Beauty Products [0.1%]
Coty
6.500%, 04/15/26(A)		1,225	1,234
Walnut Bidco
9.125%, 08/01/24		4,040	4,314

Total Beauty Products			5,548

Broadcasting & Cable [0.6%]
Altice Financing
7.500%, 05/15/26		3,670	3,840
Altice Financing
5.000%, 01/15/28(A)		7,200	7,119
Cable One
4.000%, 11/15/30(A)		2,910	2,879
LCPR Senior Secured Financing DAC
5.125%, 07/15/29(A)		1,005	1,023
Liberty Interactive
8.500%, 07/15/29		1,000	1,140
Liberty Interactive
8.250%, 02/01/30		2,415	2,741
Telegraph Columbus
3.875%, 05/02/25	EUR	1,000	1,190
Virgin Media Secured Finance
4.250%, 01/15/30	GBP	900	1,241
Virgin Media Vendor Financing Notes III DAC
4.875%, 07/15/28	GBP	100	142

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 54

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
VTR Comunicaciones
4.375%, 04/15/29(A)		$1,590	$1,601
VTR Finance
6.375%, 07/15/28		2,575	2,788

Total Broadcasting & Cable			25,704

Building & Construction [0.9%]
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26(A)		1,970	2,054
Cemex
7.375%, 06/05/27		1,170	1,326
Cemex
5.450%, 11/19/29		2,700	2,963
Cemex
5.200%, 09/17/30		2,000	2,171
Cemex
3.875%, 07/11/31		3,320	3,242
Century Communities
5.875%, 07/15/25		1,716	1,776
HTA Group
7.000%, 12/18/25		2,150	2,292
Installed Building Products
5.750%, 02/01/28(A)		1,130	1,181
InterCement Financial Operations BV
5.750%, 07/17/24		6,390	5,575
New Home
7.250%, 10/15/25(A)		2,640	2,733
Shea Homes
4.750%, 02/15/28(A)		1,750	1,782
Summit Materials
6.500%, 03/15/27(A)		2,000	2,102
TRI Pointe Group
5.875%, 06/15/24		2,100	2,320
US Concrete
5.125%, 03/01/29(A)		3,500	3,605
Victoria
3.750%, 03/15/28	EUR	690	821
Winnebago Industries
6.250%, 07/15/28(A)		1,820	1,950
Yuksel Insaat
9.500%, 11/10/15(B)		12,655	190

Total Building & Construction			38,083

Building Materials [0.7%]
American Builders & Contractors Supply
5.875%, 05/15/26(A)		3,675	3,795
American Builders & Contractors Supply
4.000%, 01/15/28(A)		350	350
Core & Main
6.125%, 08/15/25(A)		3,575	3,669
Cornerstone Building Brands
8.000%, 04/15/26(A)		2,500	2,604
Cornerstone Building Brands
6.125%, 01/15/29(A)		825	878
CP Atlas Buyer
7.000%, 12/01/28(A)		1,600	1,682
Foundation Building Materials
6.000%, 03/01/29(A)		3,125	3,086
Interface
5.500%, 12/01/28(A)		225	233
Masonite International
5.750%, 09/15/26(A)		425	442
Standard Industries
5.000%, 02/15/27(A)		1,725	1,798
Standard Industries
4.750%, 01/15/28(A)		1,275	1,321
Standard Industries
4.375%, 07/15/30(A)		1,075	1,085
Standard Industries
3.375%, 01/15/31(A)		1,625	1,540
White Capital Buyer
6.875%, 10/15/28(A)		3,120	3,313
White Capital Parent
8.250%cash/0.000% PIK, 03/15/26(A)		925	964

Total Building Materials			26,760

Building-Heavy Construct [0.9%]
Andrade Gutierrez International
11.000%, 08/20/21		200	110
Andrade Gutierrez International
9.500%, 12/30/24		59,446	34,331
Arcosa
4.375%, 04/15/29(A)		970	970
Dycom Industries
4.500%, 04/15/29(A)		205	205
Odebrecht Holdco Finance
0.000%, 09/10/58(C)		18,384	474

Total Building-Heavy Construct			36,090

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 55

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Cable Satellite [1.6%]
Cablevision Systems
5.875%, 09/15/22	$850	$898
CCO Holdings
4.000%, 03/01/23(A)	1,500	1,515
CCO Holdings
5.750%, 02/15/26(A)	1,131	1,167
CCO Holdings
5.500%, 05/01/26(A)	875	902
CCO Holdings
5.125%, 05/01/27(A)	2,375	2,511
CCO Holdings
5.875%, 05/01/27(A)	1,900	1,961
CCO Holdings
5.000%, 02/01/28(A)	900	952
CCO Holdings
4.750%, 03/01/30(A)	2,125	2,202
CCO Holdings
4.500%, 08/15/30(A)	2,800	2,854
4.500%, 05/01/32(A)	575	582
CCO Holdings
4.250%, 02/01/31(A)	2,525	2,530
CSC Holdings
5.250%, 06/01/24	875	944
CSC Holdings
5.500%, 05/15/26(A)	775	799
5.500%, 04/15/27(A)	1,550	1,628
CSC Holdings
7.500%, 04/01/28(A)	900	993
CSC Holdings
5.750%, 01/15/30(A)	3,125	3,291
CSC Holdings
4.125%, 12/01/30(A)	4,300	4,271
CSC Holdings
4.625%, 12/01/30(A)	3,675	3,615
CSC Holdings
3.375%, 02/15/31(A)	400	377
DISH DBS
5.875%, 11/15/24	3,215	3,365
DISH DBS
7.750%, 07/01/26	1,550	1,707
DISH DBS
7.375%, 07/01/28	5,325	5,586
Dolya Holdco 18 DAC
5.000%, 07/15/28(A)	1,275	1,299
Intelsat Jackson Holdings
5.500%, 08/01/23(B)	725	444
Intelsat Jackson Holdings
8.500%, 10/15/24(A) (B)	875	549
Intelsat Jackson Holdings
9.750%, 07/15/25(A) (B)	525	324
Sirius XM Radio
3.875%, 08/01/22(A)	600	602
Sirius XM Radio
4.625%, 07/15/24(A)	725	747
Sirius XM Radio
5.375%, 07/15/26(A)	525	542
Sirius XM Radio
5.500%, 07/01/29(A)	2,450	2,649
Sirius XM Radio
4.125%, 07/01/30(A)	2,175	2,178
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)	2,800	2,940
Virgin Media Finance
5.000%, 07/15/30(A)	650	649
Virgin Media Secured Finance
5.500%, 08/15/26(A)	400	415
5.500%, 05/15/29(A)	900	955
Virgin Media Secured Finance
4.500%, 08/15/30(A)	825	832
Vmed O2 UK Financing I
4.250%, 01/31/31(A)	1,725	1,677
Ziggo Bond BV
6.000%, 01/15/27(A)	2,825	2,945
Ziggo Bond BV
5.125%, 02/28/30(A)	350	358
Ziggo BV
5.500%, 01/15/27(A)	1,325	1,380
Ziggo BV
4.875%, 01/15/30(A)	200	204

Total Cable Satellite		66,339

Chemicals [1.2%]
Axalta Coating Systems
4.750%, 06/15/27(A)	250	261
Axalta Coating Systems
3.375%, 02/15/29(A)	775	756
Braskem Idesa SAPI
7.450%, 11/15/29	6,060	6,030
Braskem Netherlands Finance BV
5.875%, 01/31/50	2,010	2,023

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 56

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Braskem Netherlands Finance BV
8.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+8.220%, 01/23/81		$4,540	$5,153
Compass Minerals International
4.875%, 07/15/24(A)		1,200	1,244
Compass Minerals International
6.750%, 12/01/27(A)		1,200	1,284
Element Solutions
3.875%, 09/01/28(A)		1,975	1,951
Fire BC
4.750%, VAR Euribor 3 Month+4.750%, 09/30/24	EUR	2,341	2,636
HB Fuller
4.250%, 10/15/28		775	787
Hexion
7.875%, 07/15/27(A)		2,550	2,742
Illuminate Buyer
9.000%, 07/01/28(A)		1,450	1,632
INEOS Quattro Finance 2
3.375%, 01/15/26(A)		200	200
Koppers
6.000%, 02/15/25(A)		4,075	4,200
PQ
5.750%, 12/15/25(A)		500	513
Sasol Financing USA
4.375%, 09/18/26		1,400	1,432
Sasol Financing USA
6.500%, 09/27/28		3,605	3,886
Sasol Financing USA
5.500%, 03/18/31		2,600	2,554
Starfruit Finco BV
8.000%, 10/01/26(A)		3,575	3,798
Trinseo Materials Operating SCA
5.125%, 04/01/29(A)		190	196
Unigel Luxembourg
8.750%, 10/01/26		3,720	4,022
WR Grace & -Conn
4.875%, 06/15/27(A)		950	983

Total Chemicals			48,283

Coal Mining [1.2%]
DTEK Finance
10.750%cash/0.000% PIK, 12/31/24(B)		47,975	39,355
Eterna Capital Pte
8.000%, 12/11/22		4,763	2,249
Mongolian Mining
9.250%, 04/15/24		3,325	3,144
Mongolian Mining
0.000%, 10/01/69		5,787	2,864
New World Resources
8.000%, 04/07/20(B)	EUR	1,101	39

Total Coal Mining			47,651

Commercial Serv-Finance [0.0%]
Sabre GLBL
9.250%, 04/15/25(A)		725	865

Commercial Services [0.3%]
Legends Hospitality Holding
5.000%, 02/01/26(A)		2,256	2,296
Live Nation Entertainment
4.875%, 11/01/24(A)		1,860	1,893
Live Nation Entertainment
5.625%, 03/15/26(A)		1,150	1,194
SD International Sukuk, MTN
6.300%, 05/09/22		6,484	6,479

Total Commercial Services			11,862

Computer System Design & Services [0.1%]
Austin BidCo
7.125%, 12/15/28(A)		1,685	1,714
Dell International
8.100%, 07/15/36(A)		675	988
Dell International
8.350%, 07/15/46(A)		1,295	1,966
Unisys
6.875%, 11/01/27(A)		420	460

Total Computer System Design & Services			5,128

Computers-Memory Devices [0.0%]
Seagate HDD Cayman
4.125%, 01/15/31(A)		480	487

Construction Machinery [0.2%]
H&E Equipment Services
3.875%, 12/15/28(A)		2,325	2,261
Terex
5.000%, 05/15/29(A)		1,155	1,196

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 57

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
United Rentals North America
5.875%, 09/15/26		$575	$602
United Rentals North America
5.500%, 05/15/27		850	907
United Rentals North America
4.875%, 01/15/28		600	632
United Rentals North America
5.250%, 01/15/30		325	353
United Rentals North America
4.000%, 07/15/30		700	712
United Rentals North America
3.875%, 02/15/31		700	705

Total Construction Machinery			7,368

Consumer Cyclical Services [0.5%]
Allied Universal Holdco
6.625%, 07/15/26		1,575	1,670
Allied Universal Holdco
9.750%, 07/15/27(A)		5,375	5,898
Brink’s
5.500%, 07/15/25(A)		250	264
Garda World Security
4.625%, 02/15/27(A)		1,700	1,700
Go Daddy Operating
5.250%, 12/01/27(A)		1,475	1,541
GW B-CR Security
9.500%, 11/01/27(A)		4,018	4,448
Signal Parent
6.125%, 04/01/29(A)		5,397	5,343

Total Consumer Cyclical Services			20,864

Consumer Products [0.1%]
Edgewell Personal Care
5.500%, 06/01/28(A)		875	924
Edgewell Personal Care
4.125%, 04/01/29(A)		900	895
Energizer Holdings
4.750%, 06/15/28(A)		550	567
Energizer Holdings
4.375%, 03/31/29(A)		1,450	1,455
Prestige Brands
5.125%, 01/15/28(A)		475	498
Prestige Brands
3.750%, 04/01/31(A)		600	572

Total Consumer Products			4,911

Containers & Packaging [0.2%]
Graham Packaging
7.125%, 08/15/28(A)		500	532
Guala Closures
3.500%, VAR Euribor 3 Month+3.500%, 04/15/24	EUR	250	293
Klabin Austria GmbH
3.200%, 01/12/31		1,665	1,593
Klabin Austria GmbH
7.000%, 04/03/49		3,245	3,886
TriMas
4.125%, 04/15/29(A)		380	380

Total Containers & Packaging			6,684

Dialysis Centers [0.0%]
DaVita
3.750%, 02/15/31(A)		1,500	1,437

Diversified Manufacturing [0.3%]
Colfax
6.000%, 02/15/24(A)		250	258
Colfax
6.375%, 02/15/26(A)		200	213
Entegris
4.625%, 02/10/26(A)		575	595
Gates Global
6.250%, 01/15/26(A)		4,450	4,661
Stevens Holding
6.125%, 10/01/26(A)		425	455
Titan Acquisition
7.750%, 04/15/26(A)		300	312
WESCO Distribution
5.375%, 06/15/24		775	790
WESCO Distribution
7.125%, 06/15/25(A)		825	902
WESCO Distribution
7.250%, 06/15/28(A)		2,250	2,518

Total Diversified Manufacturing			10,704

Diversified Minerals [0.0%]
Volcan Cia Minera SAA
5.375%, 02/02/22		860	879

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 58

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Drugs [0.7%]
Cheplapharm Arzneimittel GmbH
4.375%, 01/15/28	EUR	200	$245
Diocle Spa
3.875%, VAR Euribor 3 Month+3.875%, 06/30/26	EUR	315	370
Teva Pharmaceutical Finance
6.150%, 02/01/36		$7,560	8,172
Teva Pharmaceutical Finance Netherlands III BV
6.000%, 04/15/24		1,850	1,970
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/26		2,085	1,994
Teva Pharmaceutical Finance Netherlands III BV
6.750%, 03/01/28		12,945	14,564

Total Drugs			27,315

E-Commerce/Products [0.0%]
B2W Digital Lux Sarl
4.375%, 12/20/30		1,690	1,654

E-Commerce/Services [0.2%]
GrubHub Holdings
5.500%, 07/01/27(A)		3,863	4,018
TripAdvisor
7.000%, 07/15/25(A)		1,820	1,968
Uber Technologies
6.250%, 01/15/28(A)		1,750	1,892

Total E-Commerce/Services			7,878

Educational Services [0.1%]
Adtalem Global Education
5.500%, 03/01/28(A)		1,975	1,950

Electric Utilities [1.5%]
AES Gener
7.125%, VAR USD Swap Semi 30/360 5 Yr Curr+4.644%, 03/26/79		4,715	5,073
AES Panama Generation Holdings SRL
4.375%, 05/31/30		2,040	2,115
Empresa Electrica Guacolda
4.560%, 04/30/25		3,200	2,693
Eskom Holdings SOC
7.125%, 02/11/25		335	347
GCL New Energy Holdings
7.100%, 01/30/21(B)		8,021	6,707
Genneia
8.750%, 01/20/22		825	739
Instituto Costarricense de Electricidad
6.950%, 11/10/21		11,875	12,035
Pampa Energia
7.375%, 07/21/23		2,152	1,998
Perusahaan Listrik Negara
5.500%, 11/22/21		626	646
Perusahaan Listrik Negara, MTN
5.250%, 05/15/47		316	348
Perusahaan Listrik Negara, MTN
6.150%, 05/21/48		519	633
Stoneway Capital
10.000%, 03/01/27(B)		66,142	24,473
Talen Energy Supply
10.500%, 01/15/26(A)		645	577

Total Electric Utilities			58,384

Electric-Distribution [0.1%]
Comision Federal de Electricidad
4.875%, 01/15/24		590	646
Comision Federal de Electricidad
5.750%, 02/14/42		715	782
Energia Group NI FinanceCo
4.750%, 09/15/24	GBP	2,000	2,785

Total Electric-Distribution			4,213

Energy & Power [0.3%]
Dtek Renewables Finance BV
8.500%, 11/12/24	EUR	2,000	2,311
Greenko Dutch BV
4.875%, 07/24/22		562	568
Greenko Solar Mauritius
5.950%, 07/29/26		1,435	1,538
India Green Energy Holdings
5.375%, 04/29/24		1,060	1,102

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 59

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Neerg Energy
6.000%, 02/13/22		$6,756	$6,847
Sheridan Production Partners
0.000%		11	1

Total Energy & Power			12,367

Engineering/R and D Services [0.1%]
Fluor
3.500%, 12/15/24		22	23
Fluor
4.250%, 09/15/28		1,915	1,937

Total Engineering/R and D Services			1,960

Enterprise Software/Serv [0.0%]
Boxer Parent
6.500%, 10/02/25	EUR	118	147

Entertainment & Gaming [0.2%]
Gamma Bidco
5.125%, 07/15/25	EUR	800	940
NagaCorp
9.375%, 05/21/21		8,859	8,895

Total Entertainment & Gaming			9,835

Export/Import Bank [0.1%]
Development Bank of Mongolia
7.250%, 10/23/23		204	221
Export-Import Bank of India
3.375%, 08/05/26		284	301
Export-Import Bank of India, MTN
4.000%, 01/14/23		415	437
Ukreximbank Via Biz Finance
9.625%, 04/27/22		1,500	1,548

Total Export/Import Bank			2,507

Finance Companies [0.5%]
LD Holdings Group
6.125%, 04/01/28(A)		3,740	3,803
Navient
6.500%, 06/15/22		600	630
Navient
7.250%, 09/25/23		525	568
Navient
5.875%, 10/25/24		1,575	1,654
Navient
6.750%, 06/25/25		925	1,005
6.750%, 06/15/26		200	217
Navient
5.000%, 03/15/27		750	752
Navient
4.875%, 03/15/28		975	954
Navient, MTN
5.500%, 01/25/23		150	155
Navient, MTN
6.125%, 03/25/24		425	449
Quicken Loans
5.250%, 01/15/28(A)		1,575	1,658
Quicken Loans
3.625%, 03/01/29(A)		1,325	1,282
Quicken Loans
3.875%, 03/01/31(A)		1,925	1,857
United Wholesale Mortgage
5.500%, 11/15/25(A)		3,300	3,440
5.500%, 04/15/29(A)		3,505	3,501

Total Finance Companies			21,925

Financial Services [1.3%]
Alliance Data Systems
4.750%, 12/15/24(A)		3,775	3,874
Alliance Data Systems
7.000%, 01/15/26(A)		3,815	4,083
Credit Acceptance
5.125%, 12/31/24(A)		735	750
Encore Capital Group
5.375%, 02/15/26	GBP	470	675
Encore Capital Group
4.250%, VAR Euribor 3 Month+4.250%, 01/15/28	EUR	800	957
Garfunkelux Holdco 3
6.750%, 11/01/25	EUR	900	1,091
Garfunkelux Holdco 3
7.750%, 11/01/25	GBP	900	1,282
Genworth Mortgage Holdings
6.500%, 08/15/25(A)		1,178	1,273
India Infoline Finance, MTN
5.875%, 04/20/23		4,200	4,158
LD Holdings Group
6.500%, 11/01/25(A)		390	408

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 60

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
MGIC Investment
5.250%, 08/15/28	$3,090	$3,217
Nationstar Mortgage Holdings
6.000%, 01/15/27(A)	6,530	6,775
NT Rig Holdco Pte
12.000%, 12/20/21	2,674	2,661
OEC Finance
4.375%, 10/25/29	60	10
OEC Finance
5.250%, 12/27/33	6,962	1,114
OEC Finance
7.125%, 12/26/46	6,059	969
OEC Finance
7.500%, 03/14/70	1,011	187
Oilflow SPV 1 DAC
12.000%, 01/13/22	5,001	5,057
OneMain Finance
6.875%, 03/15/25	1,500	1,706
PennyMac Financial Services
5.375%, 10/15/25(A)	1,129	1,170
PennyMac Financial Services
4.250%, 02/15/29(A)	1,675	1,602
Radian Group
6.625%, 03/15/25	3,725	4,174
Russian Standard
13.000%cash/0.000% PIK, 10/27/22(B)	—	—
Shriram Transport Finance, MTN
5.700%, 02/27/22	5,594	5,663

Total Financial Services		52,856

Food & Beverage [0.6%]
Aramark Services
5.000%, 04/01/25(A)	625	640
5.000%, 02/01/28(A)	2,850	2,958
Aramark Services
6.375%, 05/01/25(A)	125	132
B&G Foods
5.250%, 04/01/25	725	745
Kraft Heinz Foods
4.250%, 03/01/31	1,175	1,294
Kraft Heinz Foods
5.200%, 07/15/45	200	231
Kraft Heinz Foods
4.375%, 06/01/46	4,400	4,587
Lamb Weston Holdings
4.625%, 11/01/24(A)	375	389
Lamb Weston Holdings
4.875%, 11/01/26(A)	1,025	1,061
4.875%, 05/15/28(A)	275	295
Post Holdings
5.750%, 03/01/27(A)	1,400	1,473
Post Holdings
5.625%, 01/15/28(A)	2,800	2,946
Post Holdings
5.500%, 12/15/29(A)	850	910
Post Holdings
4.625%, 04/15/30(A)	325	326
Post Holdings
4.500%, 09/15/31(A)	2,640	2,611
US Foods
4.750%, 02/15/29(A)	2,340	2,340

Total Food & Beverage		22,938

Food, Beverage & Tobacco [0.4%]
BRF
5.750%, 09/21/50	3,935	3,887
CEDC Finance International
10.000%, 12/31/22(A)	7,230	5,377
MARB BondCo
3.950%, 01/29/31	2,400	2,294
Simmons Foods
4.625%, 03/01/29(A)	960	968
Turning Point Brands
5.625%, 02/15/26(A)	1,735	1,800
Vector Group
10.500%, 11/01/26(A)	1,085	1,163
Vector Group
5.750%, 02/01/29(A)	1,925	1,985

Total Food, Beverage & Tobacco		17,474

Footwear and Related Apparel [0.0%]
Crocs
4.250%, 03/15/29(A)	1,491	1,458

Gaming [0.9%]
Affinity Gaming
6.875%, 12/15/27(A)	1,475	1,554
Bally’s
6.750%, 06/01/27(A)	925	992
Boyd Gaming
8.625%, 06/01/25(A)	175	195
Boyd Gaming
6.375%, 04/01/26	1,875	1,933

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 61

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Boyd Gaming
6.000%, 08/15/26	$1,175	$1,223
Boyd Gaming
4.750%, 12/01/27	1,100	1,121
Caesars Resort Collection
5.250%, 10/15/25(A)	1,825	1,841
CCM Merger
6.375%, 05/01/26(A)	225	239
Colt Merger Sub
5.750%, 07/01/25(A)	475	501
Colt Merger Sub
6.250%, 07/01/25(A)	1,150	1,223
Colt Merger Sub
8.125%, 07/01/27(A)	2,150	2,372
MGM Growth Properties Operating Partnership
5.625%, 05/01/24	425	456
MGM Growth Properties Operating Partnership
4.625%, 06/15/25(A)	400	422
MGM Growth Properties Operating Partnership
4.500%, 09/01/26	875	916
MGM Growth Properties Operating Partnership
3.875%, 02/15/29(A)	250	249
MGM Resorts International
6.000%, 03/15/23	500	536
MGM Resorts International
6.750%, 05/01/25	1,075	1,156
MGM Resorts International
4.625%, 09/01/26	782	820
MGM Resorts International
5.500%, 04/15/27	762	819
MGM Resorts International
4.750%, 10/15/28	775	800
Mohegan Gaming & Entertainment
7.875%, 10/15/24(A)	950	991
Mohegan Gaming & Entertainment
8.000%, 02/01/26(A)	3,600	3,632
Scientific Games International
8.625%, 07/01/25(A)	75	82
Scientific Games International
8.250%, 03/15/26(A)	125	134
Scientific Games International
7.250%, 11/15/29(A)	825	895
Stars Group Holdings BV
7.000%, 07/15/26(A)	4,750	4,964
Station Casinos
5.000%, 10/01/25(A)	1,365	1,382
Station Casinos
4.500%, 02/15/28(A)	2,450	2,438
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/25(A)	200	195
VICI Properties
3.500%, 02/15/25(A)	75	76
VICI Properties
4.250%, 12/01/26(A)	900	921
VICI Properties
3.750%, 02/15/27(A)	100	100
VICI Properties
4.625%, 12/01/29(A)	1,800	1,867
VICI Properties
4.125%, 08/15/30(A)	275	278

Total Gaming		37,323

Gas-Distribution [0.0%]
China Oil & Gas Group
4.625%, 04/20/22	100	101

Health Insurance [0.2%]
Centene
5.375%, 06/01/26(A)	1,825	1,909
5.375%, 08/15/26(A)	2,650	2,796
Centene
4.250%, 12/15/27	1,075	1,130
Centene
4.625%, 12/15/29	500	541
Centene
3.375%, 02/15/30	250	252
Centene
3.000%, 10/15/30	1,225	1,223
Molina Healthcare
3.875%, 11/15/30(A)	325	333

Total Health Insurance		8,184

Healthcare [1.5%]
Acadia Healthcare
5.500%, 07/01/28(A)	875	921
Acadia Healthcare
5.000%, 04/15/29(A)	250	260

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 62

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
AdaptHealth
4.625%, 08/01/29(A)		$650	$647
Avantor Funding
4.625%, 07/15/28(A)		2,550	2,663
Charles River Laboratories International
4.250%, 05/01/28(A)		100	103
Charles River Laboratories International
3.750%, 03/15/29(A)		475	476
Charles River Laboratories International
4.000%, 03/15/31(A)		475	483
CHS
6.625%, 02/15/25(A)		725	765
CHS
8.000%, 03/15/26(A)		750	811
8.000%, 12/15/27(A)		300	329
CHS
5.625%, 03/15/27(A)		750	789
CHS
6.000%, 01/15/29(A)		250	264
CHS
6.875%, 04/15/29(A)		2,500	2,613
DaVita
4.625%, 06/01/30(A)		2,520	2,563
Global Medical Response
6.500%, 10/01/25(A)		3,575	3,700
HCA
5.875%, 05/01/23		700	762
5.875%, 02/15/26		1,575	1,805
5.875%, 02/01/29		175	204
HCA
5.375%, 02/01/25		1,975	2,203
5.375%, 09/01/26		375	423
HCA
5.625%, 09/01/28		150	173
HCA
3.500%, 09/01/30		4,800	4,855
IQVIA
5.000%, 10/15/26(A)		1,475	1,532
5.000%, 05/15/27(A)		325	343
LifePoint Health
6.750%, 04/15/25(A)		1,250	1,328
LifePoint Health
4.375%, 02/15/27(A)		400	392
LifePoint Health
5.375%, 01/15/29(A)		4,650	4,580
MEDNAX
6.250%, 01/15/27(A)		1,125	1,203
MPH Acquisition Holdings
5.750%, 11/01/28(A)		5,539	5,432
RegionalCare Hospital Partners Holdings
9.750%, 12/01/26(A)		2,350	2,544
Team Health Holdings
6.375%, 02/01/25(A)		2,525	2,225
Teleflex
4.875%, 06/01/26		675	692
Teleflex
4.625%, 11/15/27		125	132
Teleflex
4.250%, 06/01/28(A)		100	104
Tenet Healthcare
6.750%, 06/15/23		950	1,027
Tenet Healthcare
4.625%, 07/15/24		625	635
Tenet Healthcare
5.125%, 05/01/25		1,025	1,039
5.125%, 11/01/27(A)		2,075	2,170
Tenet Healthcare
4.875%, 01/01/26(A)		550	572
Tenet Healthcare
6.250%, 02/01/27(A)		1,800	1,901
Tenet Healthcare
6.125%, 10/01/28(A)		3,525	3,671
Vizient
6.250%, 05/15/27(A)		1,600	1,698

Total Healthcare			61,032

Hotels and Motels [0.2%]
Marriott Ownership Resorts
4.750%, 01/15/28		4,595	4,641
Travel + Leisure
6.625%, 07/31/26(A)		600	681
Travel + Leisure
4.625%, 03/01/30(A)		955	990

Total Hotels and Motels			6,312

Human Resources [0.0%]
House of Finance
4.375%, 07/15/26	EUR	230	274

Independent Energy [1.5%]
Antero Resources
5.625%, 06/01/23		2,105	2,112
Antero Resources
5.000%, 03/01/25		1,130	1,131
Antero Resources
8.375%, 07/15/26(A)		1,290	1,422

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 63

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Antero Resources
7.625%, 02/01/29(A)	$125	$133
Apache
4.625%, 11/15/25	250	257
Apache
4.875%, 11/15/27	875	897
Ascent Resources Utica Holdings
7.000%, 11/01/26(A)	725	725
Ascent Resources Utica Holdings
9.000%, 11/01/27(A)	276	350
Ascent Resources Utica Holdings
8.250%, 12/31/28(A)	2,695	2,803
Berry Petroleum
7.000%, 02/15/26(A)	550	532
Callon Petroleum
6.125%, 10/01/24	1,155	982
Callon Petroleum
6.375%, 07/01/26	175	138
Carrizo Oil & Gas
6.250%, 04/15/23	575	512
Carrizo Oil & Gas
8.250%, 07/15/25	325	276
Centennial Resource Production
6.875%, 04/01/27(A)	1,300	1,157
Chesapeake Energy
7.000%, 10/01/24(B)	575	21
Chesapeake Energy
5.500%, 02/01/26(A)	1,330	1,384
Chesapeake Energy
5.875%, 02/01/29(A)	225	239
Comstock Resources
6.750%, 03/01/29(A)	1,750	1,794
Continental Resources
4.375%, 01/15/28	650	687
Continental Resources
5.750%, 01/15/31(A)	1,750	1,977
CrownRock
5.625%, 10/15/25(A)	2,400	2,448
Double Eagle III Midco 1
7.750%, 12/15/25(A)	3,395	3,625
Endeavor Energy Resources
6.625%, 07/15/25(A)	2,445	2,613
Endeavor Energy Resources
5.750%, 01/30/28(A)	900	951
EQT Corp
7.625%, 02/01/25	675	777
EQT Corp
8.500%, 02/01/30	1,200	1,530
EQT Corp
3.900%, 10/01/27	375	383
EQT Corp
5.000%, 01/15/29	300	321
Occidental Petroleum
2.900%, 08/15/24	875	865
Occidental Petroleum
3.500%, 06/15/25	2,265	2,242
Occidental Petroleum
8.000%, 07/15/25	750	861
Occidental Petroleum
5.875%, 09/01/25	2,550	2,719
Occidental Petroleum
3.200%, 08/15/26	1,275	1,222
Occidental Petroleum
8.875%, 07/15/30	1,400	1,765
Occidental Petroleum
6.625%, 09/01/30	1,050	1,180
Occidental Petroleum
6.450%, 09/15/36	4,550	5,024
Occidental Petroleum
4.300%, 08/15/39	1,575	1,327
Occidental Petroleum
4.100%, 02/15/47	425	340
Occidental Petroleum
4.400%, 08/15/49	750	623
PDC Energy
6.125%, 09/15/24	775	795
PDC Energy
5.750%, 05/15/26	1,050	1,089
Range Resources
5.000%, 03/15/23	187	190
Range Resources
4.875%, 05/15/25	847	838
Range Resources
9.250%, 02/01/26	1,275	1,385
Range Resources
8.250%, 01/15/29(A)	150	161
SM Energy
5.000%, 01/15/24	300	282
SM Energy
5.625%, 06/01/25	500	463
SM Energy
6.750%, 09/15/26	1,075	993
SM Energy
6.625%, 01/15/27	400	370
Southwestern Energy
7.750%, 10/01/27	375	401

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 64

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Ultra Resources Inc
7.125%, 04/15/25		$400	$—
WPX Energy
5.250%, 10/15/27		825	879
WPX Energy
4.500%, 01/15/30		145	156

Total Independent Energy			58,347

Industrial - Other [0.1%]
Booz Allen Hamilton
3.875%, 09/01/28(A)		300	301
Cushman & Wakefield US Borrower
6.750%, 05/15/28(A)		725	784
Vertical Holdco GmbH
7.625%, 07/15/28(A)		1,100	1,183

Total Industrial - Other			2,268

Industrial Services [0.2%]
Prime Security Services Borrower
5.250%, 04/15/24(A)		2,865	3,056
Prime Security Services Borrower
5.750%, 04/15/26		4,000	4,317
Verisure Holding
3.875%, 07/15/26	EUR	1,100	1,330

Total Industrial Services			8,703

Insurance - P&C [0.9%]
Alliant Holdings Intermediate
6.750%, 10/15/27(A)		4,075	4,373
AmWINS Group
7.750%, 07/01/26(A)		3,900	4,173
Ardonagh Midco 2
11.500%, 01/15/27(A)		1,836	1,964
AssuredPartners
7.000%, 08/15/25(A)		2,325	2,398
AssuredPartners
5.625%, 01/15/29(A)		1,975	2,013
GTCR AP Finance
8.000%, 05/15/27(A)		1,900	2,040
HUB International
7.000%, 05/01/26(A)		9,075	9,423
NFP
7.000%, 05/15/25(A)		300	322
NFP
6.875%, 08/15/28(A)		5,575	5,790
USI
6.875%, 05/01/25(A)		4,275	4,350

Total Insurance - P&C			36,846

Internet Connectiv Svcs [0.1%]
Northwest Fiber
6.000%, 02/15/28(A)		1,975	1,970
United Group
4.875%, 07/01/24	EUR	650	775
United Group BV
4.125%, VAR Euribor 3 Month+4.125%, 05/15/25	EUR	1,500	1,750
United Group BV
3.250%, VAR Euribor 3 Month+3.250%, 02/15/26	EUR	400	458
United Group BV
3.625%, 02/15/28	EUR	300	341

Total Internet Connectiv Svcs			5,294

Internet Telephony [0.1%]
Cablevision Lightpath
3.875%, 09/15/27(A)		1,500	1,485
Cablevision Lightpath
5.625%, 09/15/28(A)		2,040	2,070

Total Internet Telephony			3,555

Investment Companies [0.5%]
Cliffton
6.250%, 10/25/25		10,250	10,189
Compass Group Diversified Holdings
5.250%, 04/15/29(A)		1,881	1,970
Icahn Enterprises
4.750%, 09/15/24		3,700	3,842
Icahn Enterprises
4.375%, 02/01/29(A)		3,060	2,990

Total Investment Companies			18,991

Leisure [0.1%]
SeaWorld Parks & Entertainment
9.500%, 08/01/25(A)		2,025	2,201
Six Flags Entertainment
4.875%, 07/31/24(A)		250	252

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 65

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Six Flags Entertainment
5.500%, 04/15/27(A)	$1,750	$1,814
Six Flags Theme Parks
7.000%, 07/01/25(A)	200	216
VOC Escrow
5.000%, 02/15/28(A)	475	469

Total Leisure		4,952

Lodging [0.1%]
Hilton Domestic Operating
5.750%, 05/01/28(A)	300	323
Hilton Domestic Operating
3.750%, 05/01/29(A)	925	915
Hilton Domestic Operating
4.875%, 01/15/30	375	398
Hilton Domestic Operating
3.625%, 02/15/32(A)	1,300	1,262
RHP Hotel Properties
4.750%, 10/15/27	700	717
Wyndham Hotels & Resorts
5.375%, 04/15/26(A)	375	383
Wyndham Hotels & Resorts
4.375%, 08/15/28(A)	475	481

Total Lodging		4,479

Machinery [0.0%]
BWX Technologies
4.125%, 04/15/29(A)	205	208
Manitowoc
9.000%, 04/01/26(A)	325	350

Total Machinery		558

Media Entertainment [2.0%]
AMC Networks
5.000%, 04/01/24	1,172	1,187
AMC Networks
4.750%, 08/01/25	450	462
AMC Networks
4.250%, 02/15/29	1,875	1,823
Cumulus Media New Holdings
6.750%, 07/01/26(A)	1,373	1,399
Diamond Sports Group
5.375%, 08/15/26(A)	6,805	4,898
Diamond Sports Group
6.625%, 08/15/27(A)	1,850	971
Entercom Media
7.250%, 11/01/24(A)	1,250	1,294
Entercom Media
6.500%, 05/01/27(A)	4,175	4,316
Entercom Media
6.750%, 03/31/29(A)	725	753
Gray Television
5.875%, 07/15/26(A)	1,400	1,451
Gray Television
7.000%, 05/15/27(A)	1,300	1,413
Gray Television
4.750%, 10/15/30(A)	2,885	2,860
iHeartCommunications
6.375%, 05/01/26	444	471
iHeartCommunications
8.375%, 05/01/27	7,654	8,219
iHeartCommunications
5.250%, 08/15/27(A)	375	386
iHeartCommunications
4.750%, 01/15/28(A)	1,350	1,360
Lamar Media
3.750%, 02/15/28	450	449
Lamar Media
4.875%, 01/15/29	1,525	1,596
Match Group
5.000%, 12/15/27(A)	1,225	1,283
Match Group
4.625%, 06/01/28(A)	550	562
Match Group
4.125%, 08/01/30(A)	1,275	1,279
Nexstar Broadcasting
5.625%, 07/15/27(A)	4,325	4,547
Nexstar Broadcasting
4.750%, 11/01/28(A)	4,030	4,072
Nielsen Finance
5.000%, 04/15/22(A)	1,361	1,361
Nielsen Finance
5.625%, 10/01/28(A)	825	868
Nielsen Finance
5.875%, 10/01/30(A)	925	999
Nielsen Luxembourg SARL
5.000%, 02/01/25(A)	550	562
Outfront Media Capital
4.250%, 01/15/29(A)	975	939
Outfront Media Capital
4.625%, 03/15/30(A)	75	72
Scripps Escrow
5.875%, 07/15/27(A)	1,750	1,802
Scripps Escrow II
3.875%, 01/15/29(A)	450	442

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 66

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Scripps Escrow II
5.375%, 01/15/31(A)		$1,345	$1,339
Sinclair Television Group
5.875%, 03/15/26(A)		1,825	1,857
Sinclair Television Group
5.125%, 02/15/27(A)		5,000	4,881
Sinclair Television Group
5.500%, 03/01/30(A)		525	512
TEGNA
5.500%, 09/15/24(A)		42	42
TEGNA
4.750%, 03/15/26(A)		225	239
TEGNA
4.625%, 03/15/28		2,805	2,854
TEGNA
5.000%, 09/15/29		4,950	5,137
Terrier Media Buyer
8.875%, 12/15/27(A)		6,575	7,075
Townsquare Media
6.875%, 02/01/26(A)		650	692
Urban One
7.375%, 02/01/28(A)		1,275	1,320
WMG Acquisition
3.875%, 07/15/30(A)		375	379

Total Media Entertainment			80,423

Medical Labs and Testing Srv [0.0%]
Synlab Bondco
4.750%, VAR Euribor 3 Month+4.750%, 07/01/25	EUR	310	369
US Acute Care Solutions
6.375%, 03/01/26(A)		1,100	1,141

Total Medical Labs and Testing Srv			1,510

Medical Products & Services [0.2%]
3AB Optique Developpement SAS
4.125%, VAR Euribor 3 Month+4.125%, 10/01/23	EUR	217	253
AHP Health Partners
9.750%, 07/15/26(A)		2,150	2,330
Cidron Aida Finco Sarl
6.250%, 04/01/28	GBP	1,300	1,810
Rede D’or Finance Sarl
4.500%, 01/22/30		2,080	2,045

Total Medical Products & Services			6,438

Medical-HMO [0.1%]
Molina Healthcare
4.375%, 06/15/28(A)		1,985	2,043

Medical-Whsle Drug Dist [0.0%]
Owens & Minor
4.500%, 03/31/29(A)		1,575	1,583

Metal-Copper [0.4%]
First Quantum Minerals
7.250%, 04/01/23		7,880	8,030
First Quantum Minerals
6.875%, 03/01/26		6,185	6,413
6.875%, 10/15/27		2,680	2,878

Total Metal-Copper			17,321

Metal-Iron [0.9%]
Cleveland-Cliffs
5.750%, 03/01/25		1,145	1,181
Cleveland-Cliffs
9.875%, 10/17/25(A)		1,222	1,431
PJSC Koks via IMH Capital DAC
5.900%, 09/23/25		2,040	2,180
Samarco Mineracao
4.125%, 11/01/22(B)		2,500	1,957
Samarco Mineracao
5.750%, 10/24/23(B)		17,562	14,847
Samarco Mineracao
5.375%, 09/26/24(B)		15,980	13,546

Total Metal-Iron			35,142

Metals & Mining [2.1%]
Cleveland-Cliffs
4.625%, 03/01/29(A)		2,560	2,556
Cleveland-Cliffs
4.875%, 03/01/31(A)		1,800	1,769
Coeur Mining
5.875%, 06/01/24		—	—
Coeur Mining
5.125%, 02/15/29(A)		1,350	1,291
Freeport-McMoRan
5.000%, 09/01/27		475	505
Freeport-McMoRan
4.125%, 03/01/28		300	315
Freeport-McMoRan
4.375%, 08/01/28		625	663
Freeport-McMoRan
5.250%, 09/01/29		400	437

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 67

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Freeport-McMoRan
4.625%, 08/01/30		$2,100	$2,285
Freeport-McMoRan
5.400%, 11/14/34		875	1,042
Indonesia Asahan Aluminium Persero
5.710%, 11/15/23		376	415
Indonesia Asahan Aluminium Persero
5.450%, 05/15/30		251	286
Indonesia Asahan Aluminium Persero
6.757%, 11/15/48		802	1,002
Indonesia Asahan Aluminium Persero
5.800%, 05/15/50		217	249
Novelis Sheet Ingot GmbH
3.375%, 04/15/29(A)	EUR	300	362
TiZir
9.500%, 07/19/22(A)		15	15
Vedanta Resources
8.250%, 06/07/21		24,990	25,052
Vedanta Resources
6.375%, 07/30/22		24,410	23,195
Vedanta Resources Finance II
8.000%, 04/23/23		1,060	970
Vedanta Resources Finance II
13.875%, 01/21/24		1,285	1,385
Vedanta Resources Finance II
8.950%, 03/11/25		15,400	14,715
8.950%, 03/11/25(A)		4,820	4,612

Total Metals & Mining			83,121

Midstream [1.6%]
AmeriGas Partners
5.500%, 05/20/25		375	408
AmeriGas Partners
5.875%, 08/20/26		1,175	1,293
AmeriGas Partners
5.750%, 05/20/27		925	1,008
Antero Midstream Partners
5.375%, 09/15/24		2,365	2,391
Antero Midstream Partners
7.875%, 05/15/26(A)		675	726
Antero Midstream Partners
5.750%, 03/01/27(A)		4,025	4,026
5.750%, 01/15/28(A)		1,800	1,798
Buckeye Partners
4.125%, 03/01/25(A)		600	612
Buckeye Partners
4.500%, 03/01/28(A)		725	727
Cheniere Energy
4.625%, 10/15/28(A)		1,300	1,352
Cheniere Energy Partners
5.625%, 10/01/26		100	104
Cheniere Energy Partners
4.500%, 10/01/29		1,300	1,352
Cheniere Energy Partners
4.000%, 03/01/31(A)		1,875	1,908
CNX Midstream Partners
6.500%, 03/15/26(A)		2,750	2,798
EQM Midstream Partners
4.500%, 01/15/29(A)		600	585
EQM Midstream Partners
4.750%, 01/15/31(A)		1,450	1,406
EQT Midstream Partners
4.750%, 07/15/23		245	254
EQT Midstream Partners
6.000%, 07/01/25(A)		675	726
EQT Midstream Partners
6.500%, 07/01/27(A)		3,370	3,664
6.500%, 07/15/48		925	923
EQT Midstream Partners
5.500%, 07/15/28		2,425	2,546
Hess Midstream Operations
5.625%, 02/15/26(A)		575	594
Hess Midstream Operations
5.125%, 06/15/28(A)		825	834
Holly Energy Partners
5.000%, 02/01/28(A)		1,550	1,570
NuStar Logistics
5.750%, 10/01/25		300	321
NuStar Logistics
6.000%, 06/01/26		800	862
NuStar Logistics
5.625%, 04/28/27		2,400	2,511
NuStar Logistics
6.375%, 10/01/30		600	648
Oasis Midstream Partners
8.000%, 04/01/29(A)		1,125	1,156
Rattler Midstream
5.625%, 07/15/25(A)		1,350	1,410
Solaris Midstream Holdings
7.625%, 04/01/26(A)		400	409
Suburban Propane Partners
5.500%, 06/01/24		1,225	1,244
Suburban Propane Partners
5.750%, 03/01/25		850	864

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 68

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Suburban Propane Partners
5.875%, 03/01/27		$1,775	$1,846
Summit Midstream Holdings
5.500%, 08/15/22		1,200	1,161
Summit Midstream Holdings
5.750%, 04/15/25		2,225	1,813
Sunoco
5.500%, 02/15/26		725	745
Targa Resources Partners
5.875%, 04/15/26		825	864
Targa Resources Partners
5.375%, 02/01/27		1,075	1,115
Targa Resources Partners
6.500%, 07/15/27		2,050	2,228
Targa Resources Partners
5.000%, 01/15/28		1,875	1,952
Targa Resources Partners
5.500%, 03/01/30		1,475	1,549
Targa Resources Partners
4.875%, 02/01/31		875	886
Targa Resources Partners
4.000%, 01/15/32(A)		375	353
TransMontaigne Partners
6.125%, 02/15/26		700	703
Western Midstream Operating
4.000%, 07/01/22		800	820
Western Midstream Operating
4.350%, 02/01/25		500	518
Western Midstream Operating
4.650%, 07/01/26		150	157
Western Midstream Operating
4.500%, 03/01/28		1,050	1,080
Western Midstream Operating
4.750%, 08/15/28		200	209
Western Midstream Operating
5.300%, 02/01/30		200	217
5.300%, 03/01/48		2,475	2,484
Western Midstream Operating
5.450%, 04/01/44		400	410
Western Midstream Operating
5.500%, 08/15/48		800	787
Western Midstream Operating
6.500%, 02/01/50		900	973

Total Midstream			65,900

Miscellaneous Manufacturing [0.2%]
Anolis Capital Markets PCC
4.150%, 01/01/28	EUR	1,287	1,185
Hilong Holding
7.250%, 06/22/20(B)		7,850	6,123
TMK OAO Via TMK Capital
4.300%, 02/12/27		1,990	2,008

Total Miscellaneous Manufacturing			9,316

Non-Ferrous Metals [0.1%]
Nacional del Cobre de Chile
4.250%, 07/17/42		401	435
Nacional del Cobre de Chile
5.625%, 10/18/43		582	750
Nacional del Cobre de Chile
4.875%, 11/04/44		1,101	1,298
Nacional del Cobre de Chile
4.500%, 08/01/47		400	452
Nacional del Cobre de Chile
4.375%, 02/05/49		575	638
Nacional del Cobre de Chile
3.150%, 01/15/51(A)		346	317

Total Non-Ferrous Metals			3,890

Oil Field Services [0.3%]
Archrock Partners
6.875%, 04/01/27(A)		2,075	2,163
Archrock Partners
6.250%, 04/01/28(A)		1,750	1,778
Nabors Industries
7.250%, 01/15/26(A)		1,400	1,162
Nabors Industries
7.500%, 01/15/28(A)		400	329
Precision Drilling
7.750%, 12/15/23		775	777

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 69

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Precision Drilling
5.250%, 11/15/24	$425	$393
Precision Drilling
7.125%, 01/15/26(A)	200	194
Shelf Drilling Holdings
8.250%, 02/15/25(A)	850	621
USA Compression Partners
6.875%, 04/01/26	4,365	4,477
6.875%, 09/01/27	1,475	1,519

Total Oil Field Services		13,413

Oil-Field Services [0.1%]
ChampionX
6.375%, 05/01/26	1,883	1,972
Oceaneering International
4.650%, 11/15/24	1,165	1,124
Oceaneering International
6.000%, 02/01/28	750	718
Transocean Proteus
6.250%, 12/01/24(A)	960	912

Total Oil-Field Services		4,726

Packaging [1.1%]
ARD Finance
6.500%cash/7.250% PIK, 06/30/27(A)	4,300	4,514
Ardagh Metal Packaging Finance USA
4.000%, 09/01/29(A)	1,275	1,272
Ardagh Packaging Finance
6.000%, 02/15/25(A)	1,550	1,597
Ardagh Packaging Finance
5.250%, 08/15/27(A)	3,125	3,200
Ball
2.875%, 08/15/30	1,900	1,830
Berry Global
5.125%, 07/15/23	1,059	1,071
Berry Global Escrow
4.875%, 07/15/26(A)	900	952
Berry Global Escrow
5.625%, 07/15/27(A)	525	555
Crown Americas
4.750%, 02/01/26	1,450	1,504
Flex Acquisition
6.875%, 01/15/25(A)	4,475	4,543
Flex Acquisition
7.875%, 07/15/26(A)	3,975	4,169
Mauser Packaging Solutions Holding
5.500%, 04/15/24(A)	1,325	1,345
Mauser Packaging Solutions Holding
7.250%, 04/15/25(A)	3,300	3,300
Owens-Brockway Glass Container
5.375%, 01/15/25(A)	975	1,027
Owens-Brockway Glass Container
6.375%, 08/15/25(A)	1,875	2,072
Owens-Brockway Glass Container
6.625%, 05/13/27(A)	675	734
Reynolds Group Issuer
4.000%, 10/15/27	2,800	2,744
Sealed Air
4.875%, 12/01/22(A)	1,125	1,170
Sealed Air
5.125%, 12/01/24(A)	425	460
Sealed Air
4.000%, 12/01/27(A)	1,150	1,177
Trident TPI Holdings
9.250%, 08/01/24(A)	1,600	1,696
Trident TPI Holdings
6.625%, 11/01/25(A)	1,525	1,552
Trivium Packaging Finance BV
5.500%, 08/15/26(A)	700	734
Trivium Packaging Finance BV
8.500%, 08/15/27(A)	2,425	2,632

Total Packaging		45,850

Paper [0.1%]
Clearwater Paper
5.375%, 02/01/25(A)	1,850	1,961
Clearwater Paper
4.750%, 08/15/28(A)	1,000	1,008
Graphic Packaging International
4.750%, 07/15/27(A)	300	328
Graphic Packaging International
3.500%, 03/15/28(A)	600	597
3.500%, 03/01/29(A)	525	510

Total Paper		4,404

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 70

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Paper & Related Products [0.5%]
Eldorado International Finance GmbH
8.625%, 06/16/21		$11,348	$11,325
Eldorado International. Finance GmbH
8.625%, 06/16/21(A)		1,000	998
Fabric BC
4.125%, VAR Euribor 3 Month+4.125%, 08/31/26	EUR	200	235
Holdings 3 Oy
3.625%, 02/04/28	EUR	300	356
Sappi Papier Holding GmbH
3.625%, 03/15/28	EUR	200	235
Schweitzer-Mauduit International
6.875%, 10/01/26(A)		1,203	1,275
Suzano Austria GmbH
7.000%, 03/16/47		3,060	3,946

Total Paper & Related Products			18,370

Petroleum & Fuel Products [6.8%]
ADES International Holding
8.625%, 04/24/24		4,915	5,095
California Resources
7.125%, 02/01/26(A)		3,565	3,628
Comstock Resources
7.500%, 05/15/25(A)		930	965
Constellation Oil
0.000%cash/10.000% PIK, 11/09/24		20,882	5,795
DNO
8.750%, 05/31/23(A)		6,700	6,826
DNO
8.375%, 05/29/24(A)		6,535	6,649
Ecopetrol
6.875%, 04/29/30		3,142	3,831
Empresa Nacional del Petroleo
3.750%, 08/05/26		430	453
Empresa Nacional del Petroleo
4.500%, 09/14/47		576	578
Energy Transfer
5.800%, 06/15/38		265	300
Ensign Drilling
9.250%, 04/15/24(A)		1,660	1,345
Frontera Energy
9.700%, 06/25/23		4,900	4,883
Geopark
5.500%, 01/17/27		1,200	1,220
Georgian Oil and Gas JSC
6.750%, 04/26/21		5,053	5,027
Hilcorp Energy I
5.750%, 10/01/25(A)		500	501
Hilcorp Energy I
6.250%, 11/01/28(A)		1,746	1,799
HKN Energy
11.000%, 03/06/24		5,000	5,112
Hunt Oil of Peru Sucursal Del Peru
6.375%, 06/01/28		3,710	4,038
KazMunayGas National JSC
5.375%, 04/24/30		589	699
KazMunayGas National JSC
3.500%, 04/14/33		279	286
KazMunayGas National JSC
6.375%, 10/24/48		486	623
Latina Offshore
8.875%, 10/15/22(A)		24,902	15,501
Leviathan Bond
5.750%, 06/30/23(A)		895	940
Leviathan Bond
6.125%, 06/30/25(A)		2,060	2,236
Leviathan Bond
6.500%, 06/30/27(A)		2,061	2,261
Leviathan Bond
6.750%, 06/30/30(A)		4,075	4,486
Magnolia Oil & Gas Operating
6.000%, 08/01/26(A)		2,245	2,321
Nabors Industries
9.000%, 02/01/25(A)		200	205
NAK Naftogaz Ukraine via Kondor Finance
7.375%, 07/19/22		3,500	3,600
New Fortress Energy
6.750%, 09/15/25(A)		2,780	2,856
New Fortress Energy
6.500%, 09/30/26(A)		1,055	1,062
Nostrum Oil & Gas Finance BV
7.000%, 02/16/25		25,009	5,306
NT Rig Holdco PTE
7.500%, 12/20/21		25,338	5,068

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 71

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Occidental Petroleum
5.500%, 12/01/25	$1,115	$1,177
Occidental Petroleum
5.550%, 03/15/26	1,160	1,230
Occidental Petroleum
7.500%, 05/01/31	335	389
Occidental Petroleum
7.875%, 09/15/31	310	364
Offshore Drilling Holding
8.375%, 10/19/20	38,575	3,472
Oil and Gas Holding BSCC
7.625%, 11/07/24	421	470
Oil and Gas Holding BSCC
8.375%, 11/07/28	377	437
Oleoducto Central
4.000%, 07/14/27	1,605	1,702
Oro Negro Drilling Pte
0.000%, (B) (D)	3,683	—
Oro Negro Drilling Pte
7.500%, 12/31/49(A) (B)	23,137	1,157
Pan American Energy
7.875%, 05/07/21	2,179	2,144
Pertamina Persero
6.000%, 05/03/42	216	256
Pertamina Persero, MTN
6.450%, 05/30/44	200	250
Pertamina Persero, MTN
6.500%, 11/07/48	373	479
Pertamina Persero, MTN
4.175%, 01/21/50	371	360
Peru LNG Srl
5.375%, 03/22/30	4,725	4,249
Petroamazonas EP
4.625%, 12/06/21	1,178	1,089
Petrobras Global Finance
6.875%, 01/20/40	6,960	7,811
Petrobras Global Finance
6.850%, 06/05/15	14,488	14,959
Petroleos de Venezuela
8.500%, 10/27/20	10,470	2,879
Petroleos de Venezuela
9.750%, 05/17/35(B)	8,689	418
Petroleos del Peru
5.625%, 06/19/47	268	282
5.625%, 06/19/47(A)	450	473
Petroleos Mexicanos
6.875%, 10/16/25(A)	1,300	1,410
Petroleos Mexicanos
6.350%, 02/12/48	577	482
Petroleos Mexicanos
7.690%, 01/23/50	2,073	1,937
Petroleos Mexicanos
6.950%, 01/28/60	1,952	1,688
Petroleos Mexicanos, MTN
6.875%, 08/04/26	1,820	1,948
Petroleos Mexicanos, MTN
6.750%, 09/21/47	2,761	2,374
Petronas Capital, MTN
4.550%, 04/21/50	999	1,187
Petronas Capital, MTN
4.800%, 04/21/60	493	624
Puma International Financing
5.000%, 01/24/26	8,530	8,394
Rockies Express Pipeline
4.950%, 07/15/29(A)	1,750	1,787
SEPLAT Petroleum Development
9.250%, 04/01/23	220	225
ShaMaran Petroleum
12.000%, 07/05/23(A)	18,001	16,865
Sinopec Group Overseas Development 2012
4.875%, 05/17/42	224	268
Sinopec Group Overseas Development 2018
2.700%, 05/13/30	410	408
Sinopec Group Overseas Development 2018
3.350%, 05/13/50	238	229
Southern Gas Corridor CJSC
6.875%, 03/24/26	1,227	1,454
State Oil of the Azerbaijan Republic
6.950%, 03/18/30	784	972
Tallgrass Energy Partners
7.500%, 10/01/25(A)	1,630	1,754
Transocean Pontus
6.125%, 08/01/25(A)	870	822
Tullow Oil Jersey
6.625%, 07/12/21	59,400	57,766
YPF
9.000%, 01/01/23(E)	21,487	17,523
9.000%, 01/01/23(A) (E)	5,353	3,786

Total Petroleum & Fuel Products		275,445

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 72

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Pharmaceuticals [0.9%]
Bausch Health
7.000%, 03/15/24(A)		$383	$392
Bausch Health
6.125%, 04/15/25(A)		3,875	3,973
Bausch Health
5.500%, 11/01/25(A)		900	925
Bausch Health
9.000%, 12/15/25(A)		550	597
Bausch Health
5.750%, 08/15/27(A)		275	296
Bausch Health
5.000%, 01/30/28(A)		950	968
5.000%, 02/15/29(A)		225	222
Bausch Health
6.250%, 02/15/29(A)		3,150	3,343
Bausch Health
7.250%, 05/30/29(A)		1,950	2,177
Bausch Health
5.250%, 01/30/30(A)		375	376
5.250%, 02/15/31(A)		225	224
Bausch Health Americas
9.250%, 04/01/26(A)		750	831
Bausch Health Americas
8.500%, 01/31/27(A)		3,150	3,494
Emergent BioSolutions
3.875%, 08/15/28(A)		1,120	1,095
Endo Dac
9.500%, 07/31/27(A)		1,545	1,678
Endo Dac
6.000%, 06/30/28(A)		3,347	2,711
Endo Luxembourg Finance I Sarl
6.125%, 04/01/29(A)		625	631
Jaguar Holding II
4.625%, 06/15/25(A)		1,825	1,898
Jaguar Holding II
5.000%, 06/15/28(A)		600	625
Mallinckrodt International Finance
5.625%, 10/15/23(A) (B)		750	527
Mallinckrodt International Finance
5.500%, 04/15/25(A) (B)		2,575	1,809
Par Pharmaceutical
7.500%, 04/01/27(A)		2,870	3,051
Syneos Health
3.625%, 01/15/29(A)		3,540	3,443

Total Pharmaceuticals			35,286

Printing & Publishing [0.1%]
Cimpress
7.000%, 06/15/26(A)		4,837	5,106

Property/Casualty Ins [0.1%]
Markel
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.662%, 12/01/69		2,500	2,719

Public Thoroughfares [0.1%]
India Toll Roads, MTN
5.500%, 08/19/24		3,120	3,070

Radio [0.0%]
Spanish Broadcasting System
9.750%, 03/01/26(A)		1,225	1,204

Real Estate [0.0%]
Flamingo Lux II SCA
5.000%, 03/31/29	EUR	100	117
Foncia Management SASU
3.375%, 03/31/28	EUR	200	234

Total Real Estate			351

Real Estate Investment Trusts [0.3%]
Brookfield Property REIT
5.750%, 05/15/26		2,705	2,783
Emirates Reit Sukuk
5.125%, 12/12/22		1,000	620
New Residential Investment
6.250%, 10/15/25(A)		4,270	4,286
RHP Hotel Properties
4.500%, 02/15/29(A)		1,340	1,345
Trust Fibra Uno
6.390%, 01/15/50		1,850	2,043
Uniti Group
6.500%, 02/15/29(A)		1,990	1,978

Total Real Estate Investment Trusts			13,055

Real Estate Oper/Develop [2.7%]
Alam Sutera Realty
6.000%cash/0.000% PIK, 05/02/24		21,706	18,125

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 73

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Alam Sutera Realty
6.250%cash/0.000% PIK, 11/02/25		$3,615	$2,892
Alam Synergy Pte
11.500%, 04/22/21		1,739	1,735
Alam Synergy Pte
6.625%, 04/24/22		500	445
Alpha Star Holding III
6.250%, 04/20/22		3,255	3,222
Arabian Centres Sukuk II
5.625%, 10/07/26(A)		5,400	5,400
CFLD Cayman Investment
8.625%, 02/28/21(B)		729	284
CFLD Cayman Investment
8.600%, 04/08/24		10,690	4,029
China Evergrande Group
11.500%, 01/22/23		2,230	2,090
China Evergrande Group
10.000%, 04/11/23		2,390	2,193
China Evergrande Group
9.500%, 03/29/24		2,495	2,127
China Evergrande Group
8.750%, 06/28/25		5,455	4,336
Dar Al-Arkan Sukuk
6.750%, 02/15/25		3,215	3,279
Fantasia Holdings Group
12.250%, 10/18/22		4,075	4,126
Fantasia Holdings Group
10.875%, 01/09/23		2,555	2,552
Fantasia Holdings Group
11.875%, 06/01/23		1,965	1,948
Global Prime Capital Pte
7.250%, 04/26/21		1,000	1,001
Haya Finance 2017
5.250%, 11/15/22	EUR	645	654
Hong Kong Red Star Macalline Universal Home Furnishings
3.375%, 09/21/22		1,500	1,298
Howard Hughes
4.125%, 02/01/29(A)		2,015	1,970
IRSA Propiedades Comerciales
8.750%, 03/23/23		890	762
Kaisa Group Holdings
8.500%, 06/30/22		3,836	3,912
Kaisa Group Holdings
10.875%, 07/23/23		2,065	2,153
Kaisa Group Holdings
9.375%, 06/30/24		5,325	5,125
Kaisa Group Holdings
11.250%, 04/16/25		1,940	1,906
Radiance Capital Investments
8.800%, 09/17/23		6,375	6,550
Redco Properties Group, MTN
9.900%, 02/17/24		2,905	2,770
Redsun Properties Group
7.300%, 01/13/25		2,230	2,160
Scenery Journey
12.000%, 10/24/23		6,705	5,900
Sunac China Holdings
7.500%, 02/01/24		2,085	2,194
Sunac China Holdings
6.500%, 01/10/25		3,315	3,386
Yuzhou Group Holdings
6.350%, 01/13/27		1,000	834
Zhenro Properties Group
8.650%, 01/21/23		1,398	1,444
Zhenro Properties Group
9.150%, 05/06/23		1,920	2,011
Zhenro Properties Group
8.350%, 03/10/24		2,830	2,897
Zhenro Properties Group
7.875%, 04/14/24		2,110	2,139

Total Real Estate Oper/Develop			109,849

Regional Banks-Non US [0.0%]
Banco del Estado de Chile, MTN
3.875%, 02/08/22		262	269

Resorts/Theme Parks [0.0%]
Cedar Fair
5.250%, 07/15/29		1,680	1,730

Restaurants [0.3%]
1011778 BC ULC
4.250%, 05/15/24(A)		207	209
1011778 BC ULC
4.375%, 01/15/28(A)		1,175	1,181
1011778 BC ULC
3.500%, 02/15/29(A)		400	390
1011778 BC ULC
4.000%, 10/15/30(A)		6,025	5,814
KFC Holding
5.250%, 06/01/26		625	644
KFC Holding
4.750%, 06/01/27(A)		975	1,024

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 74

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Yum! Brands
4.750%, 01/15/30(A)		$925	$978
Yum! Brands
3.625%, 03/15/31		825	793
Yum! Brands Inc
4.625%, 01/31/32		850	868

Total Restaurants			11,901

Retail [0.9%]
Bed Bath & Beyond
4.915%, 08/01/34		1,315	1,230
Carvana
5.625%, 10/01/25(A)		4,145	4,252
Carvana
5.500%, 04/15/27(A)		680	684
eG Global Finance
6.250%, 10/30/25	EUR	1,200	1,432
Eurotorg Via Bonitron DAC
9.000%, 10/22/25		1,335	1,443
FirstCash
4.625%, 09/01/28(A)		1,895	1,941
Golden Nugget
6.750%, 10/15/24(A)		1,900	1,919
Grupo Famsa
9.750%, 12/15/24(A) (B)		799	168
Guitar Center
8.500%, 01/15/26(A)		1,126	1,191
JSM Global Sarl
4.750%, 10/20/30		4,490	4,512
L Brands
6.625%, 10/01/30(A)		785	889
L Brands
6.950%, 03/01/33		1,008	1,124
L Brands
6.750%, 07/01/36		1,615	1,906
LBM Acquisition
6.250%, 01/15/29(A)		1,190	1,226
Michaels Stores
4.750%, 10/01/27(A)		845	919
Nordstrom
4.000%, 03/15/27		1,790	1,844
Nordstrom
4.375%, 04/01/30		525	536
Park River Holdings
5.625%, 02/01/29(A)		3,035	2,940
PetSmart
7.750%, 02/15/29(A)		935	1,016
QVC
5.450%, 08/15/34		3,425	3,425
Sonic Automotive
6.125%, 03/15/27		1,883	1,958

Total Retail			36,555

Retailers [0.1%]
Academy
6.000%, 11/15/27(A)		865	911
Hanesbrands
4.875%, 05/15/26(A)		250	268
Levi Strauss
3.500%, 03/01/31(A)		225	217
Michaels Stores
8.000%, 07/15/27(A)		1,650	1,823
NMG Holding
7.125%, 04/01/26(A)		975	994
Party City Holdings
5.750%, VAR ICE LIBOR USD 6 Month+5.000%, 07/15/25(A)		528	486
William Carter
5.500%, 05/15/25(A)		375	400
William Carter
5.625%, 03/15/27(A)		125	132

Total Retailers			5,231

Security Brokers & Dealers [0.1%]
Societe Generale
5.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.514%, 05/18/69(A)		1,900	1,955
UBS Group
4.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.313%, 08/10/69(A)		1,005	991

Total Security Brokers & Dealers			2,946

Semi-Conductors [0.0%]
Tunghsu Venus Holdings
7.000%, 06/12/20(B)		4,275	1,709

Steel & Steel Works [0.6%]
CSN Islands XI
6.750%, 01/28/28		5,715	6,063

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 75

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
CSN Resources
7.625%, 04/17/26	$3,110	$3,312
Metinvest BV
8.500%, 04/23/26	6,578	7,362
Metinvest BV
7.750%, 10/17/29	4,275	4,550
United States Steel
6.875%, 03/01/29	1,440	1,476

Total Steel & Steel Works		22,763

Supermarkets [0.1%]
Albertsons
3.500%, 02/15/23(A)	300	306
3.500%, 03/15/29(A)	1,025	975
Albertsons
5.750%, 03/15/25	336	347
Albertsons
3.250%, 03/15/26(A)	625	623
Albertsons
7.500%, 03/15/26(A)	1,075	1,187
Albertsons
5.875%, 02/15/28	950	1,010
Albertsons
4.875%, 02/15/30	375	386

Total Supermarkets		4,834

Technology [1.6%]
Ams
7.000%, 07/31/25(A)	1,950	2,087
Banff Merger Sub
9.750%, 09/01/26(A)	1,400	1,492
Black Knight InfoServ
3.625%, 09/01/28(A)	700	688
BY Crown Parent
4.250%, 01/31/26(A)	800	827
Cars.com
6.375%, 11/01/28(A)	1,850	1,926
CDW
5.500%, 12/01/24	325	356
CDW
4.250%, 04/01/28	450	466
CDW
3.250%, 02/15/29	675	667
Dell International
7.125%, 06/15/24(A)	6,870	7,072
Diebold Nixdorf
9.375%, 07/15/25(A)	325	362
Dun & Bradstreet
6.875%, 08/15/26(A)	255	272
Dun & Bradstreet
10.250%, 02/15/27(A)	1,590	1,775
Fair Isaac
4.000%, 06/15/28(A)	150	154
Gartner
4.500%, 07/01/28(A)	625	645
Gartner
3.750%, 10/01/30(A)	550	544
Logan Merger Sub
5.500%, 09/01/27(A)	1,725	1,806
Microchip Technology
4.250%, 09/01/25(A)	750	783
NCR
8.125%, 04/15/25(A)	100	110
NCR
5.750%, 09/01/27(A)	300	317
NCR
5.000%, 10/01/28(A)	2,041	2,061
NCR
5.125%, 04/15/29(A)	3,410	3,449
NCR
6.125%, 09/01/29(A)	1,350	1,429
NCR
5.250%, 10/01/30(A)	1,800	1,823
Nuance Communications
5.625%, 12/15/26	700	734
ON Semiconductor
3.875%, 09/01/28(A)	500	514
Open Text
3.875%, 02/15/28(A)	1,500	1,508
PTC
3.625%, 02/15/25(A)	550	564
PTC
4.000%, 02/15/28(A)	250	254
Qorvo
4.375%, 10/15/29	1,000	1,067
Qorvo
3.375%, 04/01/31(A)	750	735
Rackspace Technology Global
3.500%, 02/15/28(A)	1,800	1,730
Rackspace Technology Global
5.375%, 12/01/28(A)	950	966
Rocket Software
6.500%, 02/15/29(A)	2,175	2,195
RP Crown Parent
7.375%, 10/15/24(A)	1,850	1,880
Science Applications International
4.875%, 04/01/28(A)	1,575	1,628

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 76

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Seagate HDD Cayman
3.125%, 07/15/29(A)		$1,575	$1,521
Seagate HDD Cayman
3.375%, 07/15/31(A)		1,075	1,034
Sensata Technologies
5.000%, 10/01/25(A)		75	83
Sensata Technologies
4.375%, 02/15/30(A)		225	236
Sensata Technologies
3.750%, 02/15/31(A)		425	419
Sensata Technologies BV
4.000%, 04/15/29(A)		1,295	1,318
SS&C Technologies
5.500%, 09/30/27(A)		3,100	3,298
Synaptics
4.000%, 06/15/29(A)		1,541	1,529
Tempo Acquisition
6.750%, 06/01/25(A)		6,175	6,310
TTM Technologies
4.000%, 03/01/29(A)		675	666
Veritas US
7.500%, 09/01/25(A)		2,400	2,496

Total Technology			63,796

Telecommunication Equip [0.1%]
CommScope
8.250%, 03/01/27(A)		1,800	1,926
CommScope Technologies
5.000%, 03/15/27(A)		1,500	1,486
Plantronics
4.750%, 03/01/29(A)		201	197

Total Telecommunication Equip			3,609

Telephones & Telecommunications [2.4%]
Altice France Holding
10.500%, 05/15/27(A)		2,000	2,252
C&W Senior Financing DAC
7.500%, 10/15/26(A)		1,600	1,694
C&W Senior Financing DAC
6.875%, 09/15/27		1,990	2,125
Consolidated Communications
5.000%, 10/01/28(A)		995	1,003
Consolidated Communications
6.500%, 10/01/28(A)		1,925	2,079
Digicel
6.750%, 03/01/23		2,835	2,602
Digicel Group 0.5
10.000%, 04/01/24		3,827	3,730
Digicel Group 0.5
8.000%, 04/01/25		5	4
Digicel International Finance
8.000%, 12/31/26		1	1
Frontier Communications
5.000%, 05/01/28(A)		1,840	1,872
Frontier Communications
6.750%, 05/01/29(A)		1,250	1,319
HC2 Holdings
8.500%, 02/01/26(A)		985	976
Internap Holdings LLC
0.000%		61	6
Level 3 Financing
4.625%, 09/15/27(A)		1,975	2,033
Liquid Telecommunications Financing
5.500%, 09/04/26(A)		3,475	3,666
Lorca Telecom Bondco SAU
4.000%, 09/18/27	EUR	390	469
Lumen Technologies
7.500%, 04/01/24		3,450	3,867
Matterhorn Telecom
3.125%, 09/15/26	EUR	900	1,049
Mauritius Investments
6.500%, 10/13/26		3,000	3,366
Maxcom Telecomunicaciones
8.000%, 10/25/24		4,950	990
Maxcom Telecomunicaciones
15.000%, 10/25/69		2,002	20
Millicom International Cellular
6.625%, 10/15/26		2,169	2,316
Millicom International Cellular
6.250%, 03/25/29		1,933	2,154
Millicom International Cellular
4.500%, 04/27/31		1,910	1,990
Network i2i
3.975%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.390%, 06/03/69(A)		3,320	3,337
Oi
8.000%cash/4.000%, 07/27/25		16,136	17,037

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 77

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
PLT VII Finance Sarl
4.625%, 01/05/26	EUR	400	$488
Sixsigma Networks Mexico
7.500%, 05/02/25		$3,670	3,211
Telecom Argentina
6.500%, 06/15/21		13,754	13,699
Telecom Argentina
8.500%, 08/06/25		6,999	6,347
VF Ukraine PAT via VFU Funding
6.200%, 02/11/25		4,345	4,505
Viasat
5.625%, 09/15/25(A)		1,250	1,271
Viasat
6.500%, 07/15/28(A)		2,250	2,369
Vmed O2 UK Financing I
3.250%, 01/31/31	EUR	500	589
VTR Comunicaciones
5.125%, 01/15/28		1,280	1,340
Windstream Escrow
7.750%, 08/15/28(A)		1,155	1,174

Total Telephones & Telecommunications			96,950

Textile-Products [0.3%]
Golden Legacy Pte. Ltd.
6.875%, 03/27/24		11,750	3,936
Prime Bloom Holdings
6.950%, 07/05/22		16,500	3,135
Sri Rejeki Isman
7.250%, 01/16/25		15,739	5,509

Total Textile-Products			12,580

Transportation Services [0.7%]
Alfa
6.875%, 03/25/44		1,650	2,045
Carnival
11.500%, 04/01/23(A)		1,700	1,949
Carnival
9.875%, 08/01/27(A)		690	812
Danaos
8.500%, 03/01/28(A)		755	807
DP World Crescent, MTN
3.875%, 07/18/29		362	381
DP World Crescent, MTN
3.750%, 01/30/30		299	311
Empresa de Transporte de Pasajeros Metro
4.700%, 05/07/50		615	703
Global Liman Isletmeleri
8.125%, 11/14/21		10,814	9,211
Kazakhstan Temir Zholy Finance BV
6.950%, 07/10/42		418	559
NCL Finance
6.125%, 03/15/28(A)		1,015	1,034
Royal Caribbean Cruises
10.875%, 06/01/23(A)		1,625	1,869
Royal Caribbean Cruises
5.500%, 04/01/28(A)		205	206
Stena International
6.125%, 02/01/25(A)		1,450	1,464
Ukraine Railways via Shortline
9.875%, 09/15/21		5,144	5,221
Watco
6.500%, 06/15/27(A)		1,825	1,924

Total Transportation Services			28,496

Utility - Electric [0.5%]
Calpine
5.250%, 06/01/26(A)		587	605
Calpine
4.500%, 02/15/28(A)		925	933
Calpine
5.125%, 03/15/28(A)		1,375	1,381
Calpine
4.625%, 02/01/29(A)		475	463
Calpine
5.000%, 02/01/31(A)		475	463
Calpine
3.750%, 03/01/31(A)		825	786
Enviva Partners
6.500%, 01/15/26(A)		3,050	3,195
NRG Energy
7.250%, 05/15/26		800	832
NRG Energy
6.625%, 01/15/27		775	806
NRG Energy
5.750%, 01/15/28		1,950	2,072
NRG Energy
3.375%, 02/15/29(A)		550	537
NRG Energy
5.250%, 06/15/29(A)		600	642
NRG Energy
3.625%, 02/15/31(A)		200	195
Pattern Energy Operations
4.500%, 08/15/28(A)		600	609
TerraForm Power Operating
4.250%, 01/31/23(A)		925	955

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 78

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
TerraForm Power Operating
5.000%, 01/31/28(A)	$1,125	$1,214
TerraForm Power Operating
4.750%, 01/15/30(A)	1,000	1,038
Vistra Operations
5.500%, 09/01/26(A)	1,800	1,865
Vistra Operations
5.625%, 02/15/27(A)	1,850	1,923
Vistra Operations
5.000%, 07/31/27(A)	725	748

Total Utility - Electric		21,262

Wireless Communications [0.5%]
Altice France
7.375%, 05/01/26(A)	3,625	3,770
Altice France
8.125%, 02/01/27(A)	1,665	1,825
Sprint
7.875%, 09/15/23	1,075	1,228
Sprint
7.125%, 06/15/24	100	115
Sprint
7.625%, 02/15/25	4,200	4,992
7.625%, 03/01/26	800	980
Sprint Capital
6.875%, 11/15/28	550	693
Sprint Communications
6.000%, 11/15/22	1,525	1,632
T-Mobile USA
6.000%, 03/01/23	1,200	1,208
6.000%, 04/15/24	550	554
T-Mobile USA
4.500%, 02/01/26	1,125	1,151
T-Mobile USA
4.750%, 02/01/28	325	347
T-Mobile USA
2.625%, 02/15/29	1,175	1,141

Total Wireless Communications		19,636

X-Ray Equipment [0.0%]
Varex Imaging
7.875%, 10/15/27(A)	125	139

Total Corporate Bonds
Cost ($2,385,031)		2,259,257

Loan Participations [18.0%]
Aerospace and Defense [0.2%]
Ducommun Incorporated, Term B Loan, 1st Lien
4.118%, VAR LIBOR+4.000%, 11/21/25	2,023	2,000
MB Aerospace Term Loan
4.500%, VAR LIBOR+3.500%, 12/13/24	678	628
Peraton Corp., Term B Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 02/01/28	560	559
0.000%, 02/01/28(F)	985	985
Spirit Aerosystems, Inc. (fka Mid-Western Aircraft Systems, Inc and Onex Wind Finance LP.), Initial Term Loan, 1st Lien
6.000%, VAR LIBOR+5.250%, 01/15/25	850	852
TransDigm Inc., Tranche F Refinancing Term Loan, 1st Lien
2.365%, VAR LIBOR+2.250%, 12/09/25	3,054	2,988
WP CPP Holdings, Term B Loan
4.750%, VAR LIBOR+3.750%, 04/30/25	1,296	1,259

Total Aerospace and Defense		9,271

Air Transport [0.1%]
AMR, Term Loan, 1st Lien
0.000%, 04/20/28(F)	2,115	2,165

Automobile [0.2%]
Adient US LLC, Initial Term Loan, 1st Lien
4.443%, VAR LIBOR+4.250%, 05/06/24	1,718	1,716

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 79

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1st Lien
3.000%, VAR LIBOR+2.250%, 04/06/24		$474	$471
CWGS Group, LLC, Term Loan, 1st Lien
3.500%, VAR LIBOR+2.750%, 11/08/23		3,480	3,463
PAI Holdco, Inc., Term B Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 10/28/27		1,000	1,003
RVR Dealership Holdings, LLC, Term Loan, 1st Lien
6.250%, VAR Prime Rate by Country+3.000%, 02/08/28		1,000	996
Truck Hero, Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 01/31/28		645	643

Total Automobile			8,292

Automotive [0.2%]
Abra Auto Body, Term Loan, 1st Lien
3.115%, 02/05/26		921	909
American Trailer World, Tem Loan, 1st Lien
4.500%, 03/03/28		795	789
Autokiniton US Holdings (L&W) Incremental Term Loan B
5.865%, 05/22/25		858	856
Autokiniton US Holdings (L&W), Term Loan B
6.490%, VAR LIBOR+4.000%, 05/17/25		429	428
Autokiniton US Holdings (L&W), Term Loan, 1st Lien
0.000%, 03/26/28(F)		1,200	1,201
BCA Marketplace Term Loan B1
4.839%, 09/24/26	GBP	1,000	1,371
Clarios Global LP, Term Loan, 1st Lien
3.250%, 04/30/26		2,900	3,374
TI Automotive, Term Loan B, 1st Lien
4.004%, 12/16/24		623	621

Total Automotive			9,549

Banking [0.1%]
Nexus Buyer LLC, Term Loan, 1st Lien
3.861%, VAR LIBOR+3.750%, 11/09/26		2,405	2,392

Beverage, Food and Tobacco [0.0%]
Woof Holdings, Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 12/21/27		1,240	1,234

Broadcasting [0.1%]
IHeartcommunications, Inc., Term Loan
4.750%, 05/01/26		1,298	1,299
Quincy Newspapers Term Loan B
5.250%, VAR LIBOR+3.000%, 10/19/22		292	290
Sinclair Broadcasting Group Term Loan B-2
2.400%, 01/31/24		1,515	1,504

Total Broadcasting			3,093

Broadcasting and Entertainment [0.8%]
Altice Financing S.A., October 2017 USD Term Loan, 1st Lien
2.865%, VAR LIBOR+2.750%, 01/31/26		2,138	2,093
Banijay Entertainment S.A.S. , Facility B (USD), 1st Lien
3.874%, VAR LIBOR+3.750%, 03/01/25		698	689

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 80

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Cablevision Lightpath LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+3.250%, 11/30/27		$973	$970
Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien
1.870%, VAR LIBOR+1.750%, 02/01/27		2,963	2,946
CSC Holdings, LLC, March 2017 Refinancing Term Loan, 1st Lien
2.361%, VAR LIBOR+2.250%, 07/17/25		2,619	2,580
Diamond Sports Group, LLC, Term Loan, 1st Lien
3.370%, VAR LIBOR+3.250%, 08/24/26		1,975	1,348
Dorna Sports, S.L., B2 (EUR) Term Loan Facility, 1st Lien
3.250%, VAR Euribor+3.250%, 05/03/24	EUR	1,000	1,162
Gray Television, Inc., Term B-2 Loan, 1st Lien
2.373%, VAR LIBOR+2.250%, 02/07/24		950	943
Gray Television, Inc., Term C Loan, 1st Lien
2.623%, VAR LIBOR+2.500%, 01/02/26		1,588	1,576
NewCo I B.V., Facility AW1, 1st Lien
3.500%, VAR Euribor+3.500%, 01/31/29		750	881
Nexstar Broadcasting, Inc., Term B-3 Loan, 1st Lien
2.365%, VAR LIBOR+2.250%, 01/17/24		1,764	1,752
Numericable U.S. LLC, USD TLB-[12] Term Loan, 1st Lien
3.800%, VAR LIBOR+3.688%, 01/31/26		2,364	2,340
Numericable U.S. LLC, USD TLB-11 Term Loan, 1st Lien
2.865%, VAR LIBOR+2.750%, 07/31/25		746	731
Stage Entertainment B.V., Facility B2, 1st Lien
3.250%, VAR Euribor+3.250%, 06/02/26		1,000	1,078
Technicolor S.A., Tranche 1 Loan, 1st Lien
3.000%, VAR Euribor+3.000%, 12/31/24		2,093	2,297
Tele Columbus AG, Facility A2, 1st Lien
3.000%, VAR Euribor+3.000%, 10/15/24	EUR	1,248	1,457
UPC Broadband Holding B.V., Facility AW, 1st Lien
3.500%, VAR Euribor+3.500%, 01/31/29		750	881
Virgin Media Bristol LLC, N Facility, 1st Lien
2.612%, VAR LIBOR+2.500%, 01/31/28		3,591	3,556
Ziggo Financing Partnership, Term Loan I Facility, 1st Lien
2.612%, VAR LIBOR+2.500%, 04/30/28		2,850	2,819

Total Broadcasting and Entertainment			32,099

Buildings and Real Estate [0.1%]
Blackstone Mortgage Trust, Inc., 2019 New Term Loan, 1st Lien
2.365%, VAR LIBOR+2.250%, 04/23/26(D)		995	983
Foundation Building Materials, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+3.250%, 01/31/28		1,055	1,044

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 81

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
KREF Holdings X LLC, Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 09/01/27		$450	$451
Mannington Mills, Inc., Initial Loan, 1st Lien
4.254%, VAR LIBOR+4.000%, 08/06/26		1,308	1,302

Total Buildings and Real Estate			3,780

Business Equipment and Services [0.5%]
Civica Term Loan
4.776%, 10/10/24(G)	GBP	2,000	2,742
Colour Bidco (NGA UK) Term Loan B
5.530%, VAR LIBOR+5.250%, 11/22/24	GBP	1,521	1,908
Exact Software Term Loan B
3.750%, 04/10/26	EUR	1,000	1,172
First Names Group Term Loan B (EUR)
3.750%, VAR Euribor+3.750%, 03/07/25	EUR	2,000	2,333
PlusServer Covenant-Lite Term Loan
3.750%, VAR Euribor+3.750%, 09/13/24	EUR	1,000	790
Proxiserve (aka Persea) Term Loan
3.750%, 02/27/26	EUR	1,000	1,172
QA Term Loan
5.130%, VAR LIBOR+4.750%, 07/26/24	GBP	3,000	3,913
Trescal Term Loan B
3.250%, VAR Euribor+3.250%, 03/14/25	EUR	1,000	1,158
Universidad Europea Facility B
3.500%, 02/25/26	EUR	2,000	2,328
ZPG (aka Zoopla) Term Loan B
4.800%, 06/06/25	GBP	2,000	2,717

Total Business Equipment and Services			20,233

Cable & Satellite Television [0.1%]
DeltaFiber (Gamma Infrastructure III B.V.) Term Loan B
3.500%, 01/09/25	EUR	2,595	3,026

Cable/Wireless Video [0.1%]
Altice Financing Term Loan B (2017)
2.856%, VAR LIBOR+2.750%, 07/15/25		2,187	2,141

Cargo Transport [0.2%]
Boluda Towage, S.L., Facility B1, 1st Lien
3.500%, VAR Euribor+3.500%, 07/30/26	EUR	1,000	1,170
Dynasty Acquisition Co., Inc., 2020 Term B-1 Loan, 1st Lien
3.754%, VAR LIBOR+3.500%, 04/06/26		922	892
Dynasty Acquisition Co., Inc., 2020 Term B-2 Loan, 1st Lien
3.754%, VAR LIBOR+3.500%, 04/06/26		496	479
Silk Bidco AS, Facility B, 1st Lien
4.000%, VAR Euribor+4.000%, 02/24/25	EUR	2,500	2,648
White Cap Buyer, LLC, Initial Closing Date Term Loan, 1st Lien
4.500%, VAR LIBOR+4.000%, 10/19/27		1,232	1,229

Total Cargo Transport			6,418

Chemicals [0.4%]
Consolidated Energy Limited Term Loan B
2.618%, VAR LIBOR+2.500%, 05/07/25		1,844	1,798
Ferro Corp, Term Loan B-1
2.504%, VAR LIBOR+2.250%, 02/14/24		875	868

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 82

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Ineos Group Holdings PLC Term Loan B
2.115%, VAR LIBOR+2.000%, 04/01/24	$5,676	$5,607
Minerals Technologies Inc. Term Loan B (2017)
3.000%, VAR LIBOR+2.250%, 02/14/24	1,737	1,735
Momentive Performance Term Loan B
3.370%, 05/15/24	2,349	2,308
PQ Corporation Term Loan B
2.462%, VAR LIBOR+2.500%, 02/07/27	1,732	1,717
Styrolution, Term Loan, 1st Lien
2.254%, 01/22/27	817	806
Vantage Specialty Chemicals Term Loan B
4.500%, VAR LIBOR+3.500%, 10/28/24	616	581

Total Chemicals		15,420

Chemicals, Plastics and Rubber [0.5%]
Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems U.S. Holdings, Inc.), Term B-3 Dollar Loan, 1st Lien
2.004%, VAR LIBOR+1.750%, 06/01/24	2	—
Colouroz Investment 1 GMBH, Initial Euro Term Loan, 1st Lien
0.750%, VAR PIK Interest+0.750%, 09/21/23	995	1,137
Colouroz Investment 1 GMBH, Initial Term C Loan, 1st Lien
0.750%, VAR PIK Interest+0.750%, 09/21/23	400	390
Colouroz Investment 2, LLC, Initial Term B-2 Loan, 1st Lien
0.750%, VAR PIK Interest+0.750%, 09/21/23	2,421	2,360
CPC Acquisition Corp., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 12/29/27	405	405
Dealer Tire, LLC, Term B-1 Loan, 1st Lien
4.365%, VAR LIBOR+4.250%, 12/12/25	495	495
Emerald Performance Materials, LLC, Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 08/12/25	1,238	1,238
INEOS Enterprises Holdings Limited, Refinancing Tranche B Dollar Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 08/28/26	1,959	1,960
INEOS Enterprises Holdings Limited, Refinancing Tranche B Euro Term Loan, 1st Lien
3.250%, VAR Euribor+3.250%, 08/28/26	1,000	1,170
INEOS Styrolution Group GmbH, 2026 Tranche B Dollar Term Loan, 1st Lien
3.250%, VAR LIBOR+2.750%, 01/29/26	785	782
INEOS Styrolution Group GmbH, 2026 Tranche B Euro Term Loan, 1st Lien
2.750%, VAR Euribor+2.750%, 01/29/26	1,500	1,744

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 83

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
LSF11 Skyscraper Holdco S.a r.l., Facility B1 (EUR), 1st Lien
4.500%, VAR Euribor+4.500%, 09/29/27		$1,000	$1,170
New Arclin U.S. Holding Corp., Replacement Term Loan (2021), 1st Lien
5.000%, VAR LIBOR+4.000%, 02/28/26		490	489
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
3.111%, VAR LIBOR+3.000%, 10/01/25		2,063	2,030
Nouryon Finance B.V., Initial Euro Term Loan, 1st Lien
3.250%, VAR Euribor+3.250%, 10/01/25	EUR	944	1,101
Novacap Facility B
3.500%, VAR Euribor+3.500%, 04/28/23	EUR	2,180	2,540
Novacap Facility B3
3.500%, VAR Euribor+3.500%, 06/22/23	EUR	319	371
Specialty Chemicals International B.V., Facility B-1, 1st Lien
4.500%, VAR Euribor+4.500%, 03/15/27		1,500	1,763
Vantage Specialty Chemicals, Inc., Initial Loan, 2nd Lien
9.250%, VAR LIBOR+8.250%, 10/27/25		790	733

Total Chemicals, Plastics and Rubber			21,878

Communications Services [0.0%]
Go Daddy Operating Company LLC, Term Loan, 1st Lien
2.098%, 08/10/27		2	—

Red Ventures, Term Loan B, 1st Lien
4.250%, 11/08/24		620	619

Total Communications Services			619

Conglomerates [0.1%]
Socotec Term Loan (EUR)
3.750%, VAR Euribor+3.500%, 07/20/24	EUR	1,000	1,166
Socotec Term Loan (GBP)
4.526%, VAR LIBOR+4.250%, 07/20/24	GBP	1,000	1,358

Total Conglomerates			2,524

Consumer Discretionary [0.2%]
Academy Ltd, Term Loan, 1st Lien
5.750%, 11/05/27		1,250	1,250
American Public Education, Term Loan B, 1st Lien
0.000%, 03/29/27(F)		250	246
Canada Goose, Term Loan, 1st Lien
5.000%, 10/01/27		935	935
Eagle Bidco Limited, Term Loan, 1st Lien
0.000%, 03/10/28(F)		1,500	2,063
Nord Anglia, Term Loan, 1st Lien
3.250%, 08/30/24		1,500	1,743
Spin Holdco, Term Loan, 1st Lien
4.750%, 03/01/28		855	847

Total Consumer Discretionary			7,084

Consumer Durables [0.0%]
Justrite (Safety Products) Delay Draw
4.615%, 06/28/26		108	103
Justrite (Safety Products) Term Loan B
4.615%, 06/28/26		878	839

Total Consumer Durables			942

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 84

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Consumer NonDurables [0.1%]
Coty Inc., Term A USD Loan, 1st Lien
1.874%, 04/05/23		$1,670	$1,603
Guadarrama Proyectors Educativos SL, Term Loan, 1st Lien
4.250%, 07/10/26		993	1,166

Total Consumer NonDurables			2,769

Consumer Staples [0.1%]
City Brewing Company, LLC, Term Loan B, 1st Lien
0.000%, 03/31/28(F)		640	637
Labeyrie Fine Foods, Term Loan, 1st Lien
0.000%, 05/23/23(F)		1,000	1,168
Signature Foods, Term Loan, 1st Lien
3.500%, 01/29/28		1,000	1,171
United Petfood, Term Loan, 1st Lien
0.000%, 03/19/28(F)		1,000	1,167
Whole Earth, Term Loan B, 1st Lien
4.702%, 02/02/28		1,500	1,485

Total Consumer Staples			5,628

Containers and glass products [0.0%]
Weener Plastics Group Term Loan B
3.750%, VAR Euribor+3.750%, 06/20/25	EUR	1,500	1,752

Containers, Packaging and Glass [0.1%]
Graham Packaging Company Inc., Initial Term Loan (2021), 1st Lien
3.750%, VAR LIBOR+3.000%, 08/04/27		1,905	1,892
Packaging Coordinators Midco, Inc., Term B Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 11/30/27		1,165	1,164
Pregis TopCo LLC, Initial Term Loan, 1st Lien
3.865%, VAR LIBOR+3.750%, 07/31/26		1,975	1,957

Total Containers, Packaging and Glass			5,013

Diversified Media [0.2%]
Deluxe Entertainment Services Group Inc.
0.000%, (F)		19	—
Ew Scripps Cov-Lite
3.313%, 05/01/26		648	644
Harland Clarke Holdings Term Loan B7
5.750%, VAR LIBOR+4.750%, 11/03/23		1,616	1,430
Lions Gate Entertainment Term Loan A (2018)
1.865%, 03/22/23		915	903
Melita, Term Loan
3.750%, 07/30/26		1,000	1,166
RR Donnelley & Sons Co Term Loan B
5.115%, VAR LIBOR+5.000%, 01/15/24		683	679
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
2.870%, VAR LIBOR+2.750%, 05/18/25		4,550	4,284

Total Diversified Media			9,106

Diversified/Conglomerate Manufacturing [0.1%]
Dedalus Finance GmbH, Senior Facility B, 1st Lien
4.500%, VAR Euribor+4.500%, 05/04/27		2,500	2,937

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 85

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Diversified/Conglomerate Service [0.7%]
Amentum Government Services Holdings LLC, Tranche 1 Term Loan, 1st Lien
3.615%, VAR LIBOR+3.500%, 01/29/27		$2,198	$2,174
APX Group, Inc., Initial Loan, 1st Lien
5.115%, VAR LIBOR+5.000%, 12/31/25		1,403	1,401
Arches Buyer Inc., Refinancing Term Loan, 1st Lien
3.750%, VAR LIBOR+3.250%, 12/06/27		850	843
Boels Topholding B.V., Facility B, 1st Lien
4.000%, VAR Euribor+4.000%, 02/06/27		3,000	3,523
Buzz Finco L.L.C., Initial Term Loan, 1st Lien
2.865%, VAR LIBOR+2.750%, 01/29/27		744	739
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.500%, VAR LIBOR+2.500%, 03/01/24		1,849	1,846
Crestwood Holdings LLC, Term Loan, 1st Lien
7.620%, VAR LIBOR+7.500%, 03/06/23		1,569	1,565
DG Investment Intermediate Holdings 2, Inc., Initial Term Loan, 2nd Lien
7.500%, VAR LIBOR+6.750%, 02/02/26		75	75
Freshworld Holding IV GmbH, Facility B Loan, 1st Lien
3.500%, VAR Euribor+3.500%, 10/02/26	EUR	1,000	1,168
Guidehouse LLP, Initial Term Loan, 1st Lien
4.115%, VAR LIBOR+4.000%, 05/01/25		2,341	2,339
Inspired Finco Holdings Limited, Facility B2, 1st Lien
3.250%, VAR Euribor+3.250%, 05/28/26	EUR	1,000	1,165
Marnix SAS, Facility B (EUR), 1st Lien
3.250%, VAR Euribor+3.250%, 11/19/26	EUR	2,500	2,920
Mermaid Bidco Inc., Facility B (EUR), 1st Lien
4.250%, VAR Euribor+4.250%, 12/22/27		1,000	1,171
Mermaid Bidco Inc., Facility B (USD), 1st Lien
5.000%, VAR LIBOR+4.250%, 12/22/27		1,050	1,048
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 06/07/23		375	373
Penney Borrower LLC, Initial Loan, 1st Lien
9.500%, VAR LIBOR+8.500%, 12/07/26		26	25
PI UK Holdco II Limited, Facility B2, 1st Lien
3.250%, VAR Euribor+3.250%, 01/03/25	EUR	2,000	2,335
Refficiency Holdings LLC, Initial DDTL, 1st Lien
2.000%, VAR UNFND+2.000%, 12/16/27		154	154
Refficiency Holdings LLC, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 12/16/27		801	800

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 86

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
RXB Holdings, Inc., Initial Term Loan, 1st Lien
6.000%, VAR LIBOR+5.250%, 12/20/27		$1,010	$1,005
Sector Alarm Holding AS, Facility B1, 1st Lien
3.000%, VAR Euribor+3.000%, 06/12/26		1,000	1,168

Total Diversified/Conglomerate Service			27,837

Drugs [0.2%]
Ethypharm Facility B1
4.526%, VAR LIBOR+4.750%, 07/21/23	GBP	1,000	1,374
HRA Term Loan
3.500%, VAR Euribor+3.500%, 07/31/24	EUR	2,000	2,215
Unilabs Term Loan B2
3.000%, VAR Euribor+2.750%, 04/19/24	EUR	2,500	2,907

Total Drugs			6,496

Ecological [0.1%]
Array Technologies, Inc., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 10/14/27		1,145	1,143
Sapphire Bidco B.V., Facility B, 1st Lien
3.250%, VAR Euribor+3.250%, 05/05/25	EUR	2,000	2,317

Total Ecological			3,460

Ecological Services & Equipment [0.0%]
GFL Environmental, Term Loan, 1st Lien
3.500%, 05/30/25		805	805

Electronics [1.5%]
Allegro MicroSystems, Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+4.000%, 09/30/27		86	86
Aretec Group, Inc. (fka RCS Capital Corporation), Initial Loan, 2nd Lien
8.365%, VAR LIBOR+8.250%, 10/01/26		505	497
Aretec Group, Inc. (fka RCS Capital Corporation), Initial Term Loan, 1st Lien
4.365%, VAR LIBOR+4.250%, 10/01/25		2,305	2,300
athenahealth, Inc., Term B-1 Loan, 1st Lien
4.453%, VAR LIBOR+4.250%, 02/11/26		1,785	1,786
Barracuda Networks, Inc., 2020 Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 02/12/25		1,232	1,230
Brave Parent Holdings, Inc., Initial Term Loan, 1st Lien
4.115%, VAR LIBOR+4.000%, 04/18/25		718	718
Cardtronics USA, Inc., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 06/29/27		1,097	1,094
Cloudera, Inc., Term Loan, 1st Lien
3.250%, VAR LIBOR+2.500%, 12/22/27		845	843
CommerceHub, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 12/29/27		1,005	1,006

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 87

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
ConvergeOne Holdings, Corp., Initial Term Loan
5.115%, VAR LIBOR+5.000%, 01/04/26		$881	$849
Cornerstone OnDemand, Inc., Term Loan, 1st Lien
4.361%, VAR LIBOR+4.250%, 04/22/27		1,696	1,697
Dell International L.L.C. (EMC Corporation), Refinancing Term B-2 Loan, 1st Lien
2.000%, VAR LIBOR+1.750%, 09/19/25		4,056	4,050
Digicert Holdings Inc, Term Loan, 1st Lien
4.115%, VAR LIBOR+4.000%, 10/16/26		400	399
Endurance International Group Holdings, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 02/10/28		950	939
Gigamon Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 12/27/24		1,838	1,839
GoodRx, Inc., Initial Term Loan, 1st Lien
2.865%, VAR LIBOR+2.750%, 10/10/25		960	956
Grab Holdings, Inc., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 01/29/26		585	594
ION Trading Finance, Term Loan, 1st Lien
0.000%, 03/26/28(F)		4,000	4,681
ION Trading Technologies S.a r.l., Initial Euro Term Loan (2018), 1st Lien
4.250%, VAR Euribor+3.250%, 11/21/24	EUR	2,538	2,974
Ivanti Software, Inc., Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 12/01/27		1,110	1,113
4.750%, 12/01/27		320	318
Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1st Lien
1.865%, VAR LIBOR+1.750%, 03/01/27		859	847
LogMeIn, Inc., Initial Term Loan, 1st Lien
4.874%, VAR LIBOR+4.750%, 08/31/27		1,985	1,978
MA Financeco., LLC, Euro Tranche B-1 Term Loan, 1st Lien
4.500%, VAR Euribor+4.500%, 06/05/25		1,975	2,350
MA Financeco., LLC, Tranche B-3 Term Loan, 1st Lien
2.865%, VAR LIBOR+2.750%, 06/21/24		198	196
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
7.000%, VAR LIBOR+6.000%, 05/08/25		2,038	2,033
MH Sub I, LLC (Micro Holding Corp.), 2020 June New Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 09/13/24		1,410	1,408
MH Sub I, LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan, 1st Lien
3.615%, VAR LIBOR+3.500%, 09/13/24		2,281	2,253
Orion Advisor Solutions, Inc., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 09/24/27		1,791	1,788

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 88

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Perforce Software, Inc., New Term Loan, 1st Lien
3.865%, VAR LIBOR+3.750%, 07/01/26	$2,123	$2,100
Planview Parent, Inc., Closing Date Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 12/17/27	938	936
Redstone HoldCo 2 LP, Initial Term Loan, 1st Lien
6.000%, VAR LIBOR+5.000%, 09/01/27	1,137	1,140
Renaissance Holding Corp., Initial Term Loan, 1st Lien
3.365%, VAR LIBOR+3.250%, 05/30/25	750	731
SCS Holdings I Inc. (Sirius Computer Solutions, Inc.), Tranche B Term Loan, 1st Lien
3.615%, VAR LIBOR+3.500%, 07/01/26	1,084	1,080
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
2.865%, VAR LIBOR+2.750%, 06/21/24	1,338	1,323
SolarWinds Holdings, Inc., 2018 Refinancing Term Loan, 1st Lien
2.865%, VAR LIBOR+2.750%, 02/05/24	1,000	980
SS&C Technologies Holdings, Inc., Term B-3 Loan, 1st Lien
1.865%, VAR LIBOR+1.750%, 04/16/25	443	438
SS&C Technologies Holdings, Inc., Term B-4 Loan, 1st Lien
1.865%, VAR LIBOR+1.750%, 04/16/25	337	334
Surf Holdings S.a r.l., Dollar Tranche Term Loan, 1st Lien
3.726%, VAR LIBOR+3.500%, 03/05/27	1,702	1,684
Symplr Software, Inc., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.500%, 12/22/27	735	736
Tech Data Corporation, Non-FILO Term Loan, 1st Lien
3.615%, VAR LIBOR+3.500%, 06/30/25	1,257	1,259
TIBCO Software Inc., Term B-3 Loan, 1st Lien
3.870%, VAR LIBOR+3.750%, 06/30/26	741	730
UKG Inc., 2021 Incremental Term Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 05/04/26	574	574
UKG Inc., Initial Term Loan, 1st Lien
3.865%, VAR LIBOR+3.750%, 05/04/26	844	842
Vero Parent, Inc. (Sahara Parent, Inc.), 2021 Refinancing Term Loan, 1st Lien
5.500%, VAR LIBOR+4.750%, 08/16/24	1,490	1,485
0.000%, 03/19/28(F)	1,000	992
Virtusa Corporation, Closing Date Term Loan, 1st Lien
5.000%, VAR LIBOR+4.250%, 02/11/28	1,385	1,386

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 89

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Xperi Holding Corporation, Initial Term B Loan, 1st Lien
4.115%, VAR LIBOR+4.000%, 06/02/25		$176	$176

Total Electronics			61,748

Electronics/Electric [0.1%]
Oberthur Technologies Facility B
3.750%, VAR Euribor+3.750%, 01/10/24	EUR	3,000	3,501

Energy [0.1%]
Eagleclaw (BCP Raptor) Term Loan B
5.250%, VAR LIBOR+4.250%, 06/24/24		979	940
Invenergy Thermal Operating I LLC, Term Loan B
3.115%, VAR LIBOR+3.000%, 08/28/25		918	909

Total Energy			1,849

Entertainment & Leisure [0.0%]
PortAventra World, Term Loan, 1st Lien
3.500%, 06/13/24		1,000	1,116

Finance (Including Structured Products) [0.6%]
AI Convoy (Luxembourg) S.a r.l., Facility B (USD), 1st Lien
4.500%, VAR LIBOR+3.500%, 01/18/27		1,273	1,270
AI Sirona (Luxembourg) Acquisition S.a r.l., Additional Facility B1 (EUR), 1st Lien
3.750%, VAR Euribor+3.750%, 09/29/25		2,000	2,340
ASP Navigate Acquisition Corp., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 10/06/27		1,165	1,162
CCI Buyer, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 12/17/27		1,000	1,001
Clay Holdco B.V., Facility B, 1st Lien
4.750%, VAR Euribor+4.750%, 10/30/26		1,000	1,169
Everest Bidco SAS, Facility B, 1st Lien
3.250%, VAR Euribor+3.250%, 07/04/25	EUR	1,000	1,146
IFCO Management GmbH, Facility B1A, 1st Lien
3.250%, VAR Euribor+3.250%, 05/29/26		2,500	2,925
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
2.865%, VAR LIBOR+2.750%, 01/26/28		1,810	1,789
Lions Gate Capital Holdings LLC, Term B Loan, 1st Lien
2.365%, VAR LIBOR+2.250%, 03/24/25		2,238	2,201
Marcel LUX IV S.a.r.l., Original Facility, 1st Lien
4.750%, VAR LIBOR+4.000%, 12/31/27		1,400	1,401
Peer Holding III B.V., Facility B, 1st Lien
3.250%, VAR Euribor+3.250%, 03/07/25	EUR	1,000	1,169
RPI Intermediate Finance Trust, Term B-1 Term Facility, 1st Lien
1.865%, VAR LIBOR+1.750%, 02/11/27		906	904

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 90

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Starwood Property Mortgage, L.L.C., Term B-2 Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 07/26/26		$500	$497
Summer (BC) Bidco B LLC, Facility B (EUR), 1st Lien
4.750%, VAR Euribor+4.750%, 12/04/26		1,000	1,170
Techem Verwaltungsgesellschaft 675 mbH, Facility B4, 1st Lien
2.625%, VAR Euribor+2.625%, 07/15/25		1,479	1,725
Titan Acquisitionco New Zealand Limited, 2020 Refinancing Term Loan, 1st Lien
4.254%, VAR LIBOR+4.000%, 05/01/26		337	336
Valkyr Purchaser, LLC, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 11/05/27		1,000	1,000
VFH Parent LLC, Initial Term Loan, 1st Lien
3.111%, VAR LIBOR+3.000%, 03/01/26		2,094	2,087

Total Finance (including structured products)			25,292

Financial [0.8%]
Altisource Term Loan B (2018)
5.000%, 03/29/24(G)		537	456
Ameos Cov-Lite Lien1
3.500%, 06/14/24	EUR	1,000	1,168
Amwins Group Inc, Term Loan B, 1st Lien
3.000%, 02/19/28		915	908
Apollo Commercial Real Estate Term Loan B
2.861%, 05/15/26		1,202	1,172
Broadstreet Partners, Term Loan, 1st Lien
3.365%, 01/27/27		990	978
CCP Lux Holding, Term Loan, 1st Lien
4.250%, 01/10/25		1,920	2,222
Citadel Securities LP, Term Loan
2.615%, 02/02/28		2,200	2,174
Ditech Holding Corporation (fka Walter Investment Management Corp.), Tranche B Term Loan, 1st Lien
10.250%, VAR Prime Rate by Country+7.000%, 06/30/22		408	72
Dlg Acquisitions Limited
3.500%, 05/15/26	EUR	1,000	1,168
EVO Payments International, Term B Loan
3.370%, VAR LIBOR+3.250%, 12/22/23		1,319	1,315
First Eagle Holdings, Inc., Refinancing Term Loan
2.754%, 02/01/27		831	819
Infinitas Learn Cov-Lite Lien1
4.250%, 05/03/24(C)	EUR	2,938	3,451
iStar Financial Inc. Term Loan B
2.853%, VAR LIBOR+2.750%, 07/01/22		2,543	2,537
Japan Paris Club, Term Loan, 1st Lien
0.000%, 01/10/28(F)	JPY	233,333	1,538
Russell Investment, Term Loan, 1st Lien
4.000%, 06/02/25		2,517	2,502
Stalk Goup, Term Loan, 1st Lien
3.750%, 07/30/26		939	1,094
Taurus Midco Ltd., Term Loan, 1st Lien
3.500%, 09/29/24		645	741
3.500%, 09/29/24		165	189
3.500%, 09/29/24		385	443
3.500%, 09/29/24		305	351

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 91

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Tronox Finance, Term Loan B, 1st Lien
0.000%, 03/02/28(F)		$1,300	$1,292
Vistra, Term Loan
3.750%, 10/27/25		953	1,112
Winterfell Financing, Term Loan, 1st Lien
0.000%, 02/18/28(F)		3,000	3,490

Total Financial			31,192

Financial Intermediaries [0.0%]
Optimal Payments aka Paysafe Term Loan 2nd Lien
7.000%, VAR Euribor+7.000%, 11/15/22	EUR	1,000	1,175

Financial Services [0.0%]
DRW, Term Loan, 1st Lien
3.865%, 03/01/28		1,565	1,561

Food and Drug [0.0%]
United Natural Foods Term Loan B
3.615%, VAR LIBOR+4.250%, 10/22/25		1,031	1,030

Food Service [0.1%]
Solina Term Loan B
3.750%, 12/16/22(G)	EUR	1,980	2,307
WSH Term Loan
5.104%, 02/27/26	GBP	1,000	1,330
WSH Term Loan 2nd Lien
8.854%, 03/01/27	GBP	1,000	1,316

Total Food Service			4,953

Food/Tobacco [0.0%]
Golden Nugget (fka Landry’s), Term Loan B
3.250%, VAR LIBOR+3.250%, 10/04/23		950	934

Gaming/Leisure [0.0%]
Global Cash Access Term Loan B (2017)
3.500%, VAR LIBOR+3.000%, 05/09/24		627	622
Golden Entertainment Inc. Term Loan B
3.750%, VAR LIBOR+3.000%, 08/15/24		384	378

Total Gaming/Leisure			1,000

Healthcare [1.2%]
Ardent Health Partners, Term Loan
4.750%, 06/30/25		2,745	2,747
Avantor, Inc, Term Loan, 1st Lien
3.500%, 10/29/27		1,050	1,049
Cerba Facility B
2.500%, VAR Euribor+3.000%, 03/21/24	EUR	1,000	1,164
Cerba Term Loan B
3.000%, VAR Euribor+3.500%, 04/22/24	EUR	1,000	1,168
Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Facility B
3.250%, VAR Euribor+3.250%, 05/24/24	EUR	1,500	1,737
Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Second Lien Facility
8.000%, VAR Euribor+8.000%, 05/24/24	EUR	1,500	1,741
Elivie Term Loan B
4.000%, VAR Euribor+4.000%, 10/16/25	EUR	1,000	1,170
Endo Luxembourg, Term Loan, 1st Lien
5.750%, 03/27/28		870	860
Envision Healthcare Corporation, Term Loan
0.000%, 10/10/25(F)		810	649
Gesundheits GmbH Term Loan
4.000%, 07/30/26	EUR	2,000	2,338
Greatbatch Ltd, Term Loan B
3.500%, 10/27/22		1,771	1,771
Hca B13 Lien 1
1.865%, 03/18/26		2,675	2,672

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 92

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Homevi Inc., Term Loan, 1st Lien
3.750%, 10/31/26		$1,000	$1,171
Indivior Finance S.Ãƒ r.l. Term Loan
5.500%, VAR LIBOR+4.500%, 12/19/22(D)		1,457	1,449
Invent Farma, Term Loan, 1st Lien
0.000%, 02/12/28(F)		1,000	1,170
4.250%, 10/29/27		634	745
4.250%, 12/15/27		366	430
IVC Acquisitions, Term Loan, 1st Lien
4.059%, 02/13/26		1,000	1,372
Kindred Healthcare Inc., Term B Loan
4.625%, VAR LIBOR+5.000%, 06/23/25		1,741	1,741
Lannett Company, Inc Term Loan B
6.375%, 11/25/22		1,448	1,382
Mediq BV, Term Loan, 1st Lien
0.000%, 03/03/28(F)		2,000	2,337
Midwest Physician, Term Loan, 1st Lien
4.000%, 03/05/28		760	755
National Mentor, Term Loan, 1st Lien
4.500%, 03/02/28		560	556
4.500%, 03/02/28		19	19
4.500%, 02/18/28		62	61
Onex TSG Intermediate Corp, Term Loan, 1st Lien
5.500%, 02/28/28		470	465
Option Care Health, Inc., Term B Loan, 1st Lien
3.865%, VAR LIBOR+3.750%, 08/06/26		970	966
Prophylaxis B.V., Term Loan
0.500%, 06/30/25		227	266
Prophylaxis, Term Loan
4.500%, 06/30/25		590	679
SCP Eye Care, Term Loan, 1st Lien
5.250%, 03/15/28		643	643
0.000%, 03/15/28(F)		112	111
Sotera Health Holdings, LLC, Term Loan, 1st Lien
3.250%, 12/11/26		1,045	1,041
Syneos Health Inc Term Loan A-2
1.365%, 03/25/24		4,301	4,250
Synlab, Term Loan, 1st Lien
3.250%, 07/01/26		2,000	2,332
Theramex, Term Loan, 1st Lien
4.000%, 01/31/25		1,000	1,148
Universal Hospital, Incremental Term Loan, 1st Lien
3.500%, 01/04/26(G)		1,660	1,639
Vizient Cov-Lite, Term Loan A, Lien 1
1.365%, 05/06/24		2,848	2,827
Vizient Cov-Lite, Term Loan B, Lien 1
2.121%, 05/06/26		167	165

Total Healthcare			48,786

Healthcare, Education and Childcare [1.0%]
Aenova Holding GmbH, Facility B, 1st Lien
5.000%, VAR Euribor+5.000%, 03/06/25		1,500	1,764
Amneal Pharmaceuticals LLC, Initial Term Loan, 1st Lien
3.625%, VAR LIBOR+3.500%, 05/04/25		2,409	2,362
Auris Luxembourg III S.a r.l., Facility B1A, 1st Lien
4.000%, VAR Euribor+4.000%, 02/27/26	EUR	3,000	3,476
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
3.115%, VAR LIBOR+3.000%, 06/02/25		1,830	1,823
CAB, Facility B, 1st Lien
3.500%, VAR Euribor+3.500%, 02/09/28		2,500	2,912

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 93

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Cano Health, LLC, Delayed Draw Term Loan, 1st Lien
4.750%, VAR UNFND+4.750%, 11/23/27		$267	$267
Cano Health, LLC, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.750%, 11/23/27		733	732
Cidron Ollopa Holding B.V., Facility B, 1st Lien
3.250%, VAR Euribor+3.250%, 04/16/25	EUR	2,437	2,817
CNT Holdings I Corp, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 11/08/27		1,160	1,157
Elsan SAS (fka Vedici Investissements), Facility B3, 1st Lien
3.000%, VAR Euribor+3.000%, 10/30/24	EUR	3,000	3,506
Financiere Mendel, Facility B, 1st Lien
4.500%, VAR Euribor+4.500%, 04/13/26	EUR	2,000	2,343
Gentiva Health Services, Inc., Term B-1 Loan, 1st Lien
2.875%, VAR LIBOR+2.750%, 07/02/25		1,067	1,060
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
2.090%, VAR LIBOR+2.000%, 11/15/27		1,975	1,952
HCA Inc., Tranche B-12 Term Loan, 1st Lien
1.865%, VAR LIBOR+1.750%, 03/13/25		1,778	1,776
Loire UK Midco 3 Limited, Facility B (EUR), 1st Lien
2.750%, VAR Euribor+2.750%, 04/21/27		2,500	2,913
Milano Acquisition Corp., Term B Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 10/01/27		1,675	1,667
Nidda Healthcare Holding GmbH, Facility F (EUR), 1st Lien
3.500%, VAR Euribor+3.500%, 08/21/26		1,500	1,745
Nidda Healthcare Holding GmbH, Facility F (GBP), 1st Lien
4.560%, VAR LIBOR+4.500%, 08/21/26		1,000	1,372
Ortho-Clinical Diagnostics, Inc., 2020 Incremental Euro Term Loan, 1st Lien
3.500%, VAR Euribor+3.500%, 06/30/25		1,985	2,326
Parexel International Corporation, Initial Term Loan, 1st Lien
2.865%, VAR LIBOR+2.750%, 09/27/24		1,216	1,201
St. George’s University Scholastic Services LLC, Term Loan, 1st Lien
3.370%, VAR LIBOR+3.250%, 07/17/25		471	466

Total Healthcare, Education and Childcare			39,637

Home and Office Furnishings, Housewares and Durable Consumer Products [0.1%]
ACProducts, Inc., Initial Term Loan, 1st Lien
7.500%, VAR LIBOR+6.500%, 08/18/25		994	1,013

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 94

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Ozark Holdings LLC, 2020 Refinancing Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 12/16/27		$735	$735
Pactiv Evergreen Inc., Tranche B-2 U.S. Term Loan, 1st Lien
3.365%, VAR LIBOR+3.250%, 02/05/26		1,395	1,378
Weber-Stephen Products LLC, Initial Term B Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 10/30/27		1,017	1,016

Total Home and Office Furnishings, Housewares and Durable Consumer Products			4,142

Hotels, Motels, Inns and Gaming [0.4%]
Aimbridge Acquisition Co., Inc., 2020 Incremental Term Loan, 1st Lien
6.750%, VAR LIBOR+6.000%, 02/02/26		577	577
Caesars Resort Collection, LLC, Term B Loan, 1st Lien
2.865%, VAR LIBOR+2.750%, 12/23/24		4,570	4,499
Compass III Limited, Incremental Facility, 1st Lien
4.250%, VAR Euribor+4.250%, 05/09/25	EUR	2,000	2,325
IGT Holding IV AB, Facility B1, 1st Lien
3.000%, VAR Euribor+3.000%, 07/29/24	EUR	2,000	2,338
Marriott Ownership Resorts, Inc., 2019 Refinancing Term Loan, 1st Lien
1.865%, VAR LIBOR+1.750%, 08/29/25		685	665
PCI Gaming Authority, Term B Facility Loan, 1st Lien
2.615%, VAR LIBOR+2.500%, 05/29/26		703	697
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
2.865%, VAR LIBOR+2.750%, 08/14/24		1,827	1,790
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan (Priority), 1st Lien
9.000%, VAR LIBOR+8.000%, 02/28/25		968	985
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan, 1st Lien
5.254%, VAR LIBOR+5.000%, 05/29/26		709	575

Total Hotels, Motels, Inns and Gaming			14,451

Housing [0.2%]
Beacon Roofing Supply, Inc. Term Loan B
2.365%, 01/02/25(G)		408	406
DTZ Cushman & Wakefield
2.865%, 08/21/25		2,187	2,140
GGP (Brookfield Residential Property) Term Loan A2
3.115%, 08/28/23		1,700	1,655
GGP (Brookfield Residential Property) Term Loan B
2.615%, VAR LIBOR+2.500%, 08/27/25		3,289	3,137
GGP (Brookfield Residential Property) Term Loan, 1st Lien
3.250%, 08/01/25		2,036	2,017

Total Housing			9,355

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 95

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Industrial Equipment [0.2%]
ADB Safegate, Cov-Lite, 1st Lien
3.500%, 10/03/24(G)	EUR	1,000	$1,092
Ahlsell, Term Loan, 1st Lien
3.500%, 02/16/26		$2,000	2,336
Flender, Term Loan, 1st Lien
3.750%, 01/21/28		1,000	1,178
Gates Global, Term Loan, 1st Lien
3.500%, 02/19/27		544	542
Granite Acquisition, Inc., Term Loan, 1st Lien
3.250%, 03/24/28		690	687
Ravago, Term Loan B, 1st Lien
2.610%, 02/18/28		1,770	1,761
Triton Water Holdings, Term Loan, 1st Lien
4.000%, 03/31/28		1,110	1,105

Total Industrial Equipment			8,701

Industrial Services [0.1%]
AlixPartners, Term Loan B, 1st Lien
3.250%, 01/28/28		1,000	996
Assystem Technologies, Term Loan, 1st Lien
4.250%, 09/27/24		1,000	1,129
Daseke, Term Loan B, 1st Lien
4.750%, 03/03/28		1,900	1,900
Packers Holdings, LLC, Term Loan, 1st Lien
4.000%, 03/09/28		725	716

Total Industrial Services			4,741

Industrials [0.1%]
Harsco, Term Loan, 1st Lien
2.750%, 03/05/28		670	664
Infinite Electronics, Term Loan, 1st Lien
4.250%, 03/02/28		565	560
Interior Logic, Term Loan B, 1st Lien
0.000%, 03/25/28(F)		500	496
Pacific Architects Inc, Term Loan, 1st Lien
5.250%, 10/19/27		1,400	1,399
Pods, Inc., Term Loan, 1st Lien
3.750%, 03/17/28		730	726
The Hillman Group, Inc., Term Loan B, 1st Lien
0.000%, 02/24/28(F)		648	645
The Hillman Group, Inc., Term Loan, 1st Lien
0.000%, 02/24/28(F)		132	131
Verisure Holdings, Term Loan, 1st Lien
0.000%, 01/15/28(F)		1,000	1,167

Total Industrials			5,788

Information Technology [0.2%]
Brooks Automation, Term Loan B, 1st Lien
2.740%, 10/04/24(G)		1,000	981
Informatica, Term Loan, 1st Lien
3.250%, 02/14/27		993	1,154
MaxLinear Term Loan A, 1st Lien
4.365%, 04/05/23		788	787
McAfee Term B USD Loans
3.865%, VAR LIBOR+3.750%, 09/30/24		1,084	1,084
Mks Instruments B6
1.865%, 02/26/26		215	214
Ultra Clean Holdings, Term Loan B, 1st Lien
4.615%, 08/27/25		1,287	1,289
Ultra Clean Holdings, Term Loan, 1st Lien
0.000%, 08/27/25(F)		735	736

Total Information Technology			6,245

Insurance [0.1%]
Acrisure, LLC, 2020 Term Loan, 1st Lien
3.615%, VAR LIBOR+3.500%, 02/15/27		600	592

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 96

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Asurion, LLC, New B-3 Term Loan, 2nd Lien
5.365%, VAR LIBOR+5.250%, 01/31/28		$1,550	$1,577
Asurion, LLC, New B-8 Term Loan, 1st Lien
3.365%, VAR LIBOR+3.250%, 12/23/26		1,400	1,390
Asurion, LLC, New B-9 Term Loan, 1st Lien
3.365%, VAR LIBOR+3.250%, 07/31/27		1,100	1,092

Total Insurance			4,651

Land Transportation [0.0%]
Transplace Holdings. Inc. Term Loan B
4.750%, VAR LIBOR+3.750%, 09/29/24		582	582

Leisure Goods/Activities/Movies [0.2%]
GVC Term Loan B
2.500%, 03/29/24	EUR	1,000	1,168
Premier Lotteries Cov-Lite Term Loan B
3.000%, 06/26/24(G)	EUR	2,431	2,775
Stiga Facility B
4.250%, 08/30/24	EUR	3,084	3,466

Total Leisure Goods/Activities/Movies			7,409

Leisure, Amusement, Motion Pictures, Entertainment [0.1%]
Formula One Management Limited, Facility B3 (USD), 1st Lien
3.500%, VAR LIBOR+2.500%, 02/01/24		1,980	1,958
Piolin II S.a.r.l., Facility B, 1st Lien
3.750%, VAR Euribor+3.750%, 09/16/26	EUR	3,000	3,302

Total Leisure, Amusement, Motion Pictures, Entertainment			5,260

Lodging & Casinos [0.1%]
Enterprise Development Authority, Term Loan, 1st Lien
0.000%, 02/18/28(F)		490	491
Playtika, Term Loan B, 1st Lien
0.000%, 03/13/28(F)		1,950	1,938
The Stars Group (fka Amaya) Euro Term Loan
3.750%, VAR Euribor+3.750%, 07/10/25	EUR	1,193	1,404
Vacalians Term Loan B
4.000%, VAR Euribor+4.000%, 10/30/25	EUR	1,000	1,056

Total Lodging & Casinos			4,889

Machinery [0.0%]
Graftech International Ltd., Initial Term Loan, 1st Lien
3.500%, VAR LIBOR+3.000%, 02/12/25		1,460	1,458

Machinery (Non-Agriculture, Non-Construction and Non-Electronic) [0.1%]
Advanced Drainage Systems, Inc., Initial Term Loan, 1st Lien
2.375%, VAR LIBOR+2.250%, 07/31/26		630	631
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 10/08/27		690	688
MHI Holdings, LLC, Initial Term Loan, 1st Lien
5.115%, VAR LIBOR+5.000%, 09/21/26		1,973	1,977

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 97

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Navistar, Inc., Tranche B Term Loan, 1st Lien
3.620%, VAR LIBOR+3.500%, 11/06/24		$810	$810

Total Machinery (Non-Agriculture, Non-Construction and Non-Electronic)			4,106

Manufacturing [0.3%]
Alpha Bidco, Term Loan, 1st Lien
3.750%, 07/30/25		3,000	3,486
Alpha BV, Term Loan, 1st Lien
3.000%, 03/05/28		1,045	1,041
Delachaux, Term Loan, 1st Lien
3.750%, 04/16/26		3,000	3,502
Lumileds (Bright Bidco) Term Loan B (2018)
4.500%, VAR LIBOR+3.500%, 06/30/24		971	739
MTS System, Term Loan B, 1st Lien
4.000%, 07/05/23		1,750	1,748

Total Manufacturing			10,516

Materials [0.4%]
Anchor Packaging, LLC, Initial Term Loan, 1st Lien
4.115%, 07/18/26(D)		893	893
Aruba Investments, Term Loan, 1st Lien
4.000%, 10/28/27		1,000	1,175
4.750%, 11/24/27(G)		835	833
Asplundh Tree Expert, LLC, Term Loan
1.853%, 09/07/27		938	935
Berlin Packaging, Term Loan B, 1st Lien
3.750%, 03/11/28		1,140	1,128
Ineos Group Holdings Ltd, Term Loan, 1st Lien
3.500%, 10/23/27		1,000	1,171
Kersia, Term Loan, 1st Lien
4.000%, 11/25/27		1,000	1,170
Klockner Pentaplast, Term Loan, 1st Lien
4.750%, 02/04/26		1,000	1,153
5.250%, 02/12/26		700	697
Schweitzer-Mauduit, Term Loan, 1st Lien
0.000%, 01/27/28(F)		765	762
Skyscraper Holdco, Term Loan, 1st Lien
0.000%, 09/29/27(F)		500	585
Tricorbraun, Delayed Term Loan, 1st Lien
0.000%, 01/29/28(F)		104	103
Tricorbraun, Term Loan, 1st Lien
3.750%, 01/29/28		461	456
Xella Cov-Lite
4.000%, 10/12/26	EUR	2,889	3,379

Total Materials			14,440

Media [0.1%]
Liberty Latin, Term Loan B, 1st Lien
3.843%, 10/23/26		1,200	1,201
Springer Nature Deutschland, Term Loan, 1st Lien
3.500%, 08/14/26		3,359	3,925

Total Media			5,126

Metals/Minerals [0.1%]
Atkore International, Inc. Term Loan (2016)
3.750%, VAR LIBOR+2.750%, 12/22/23		2,369	2,371
Consol Energy Inc. Term Loan B
4.620%, 10/31/22(G)		1,339	1,254

Total Metals/Minerals			3,625

Mining [0.1%]
Samarco Mineracao, 1st Lien
5.192%, 11/01/22		5,000	3,600

Mining, Steel, Iron and Nonprecious Metals [0.0%]
NWR Holdings B.V., Super Senior Term Facility, 1st Lien
16.500%, VAR Euribor+16.500%, 04/14/21	EUR	407	—

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 98

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Oxbow Carbon LLC, Tranche B Term Loan, 1st Lien
5.000%, VAR LIBOR+4.250%, 10/17/25	$1,234	$1,234

Total Mining, Steel, Iron and Nonprecious Metals		1,234

Oil and Gas [0.1%]
Ascent Resources Utica Holdings, LLC, Term Loan, 2nd Lien
10.000%, VAR LIBOR+9.000%, 11/01/25	574	634
BCP Raptor II, LLC, Initial Term Loan, 1st Lien
4.865%, VAR LIBOR+4.750%, 11/03/25	1,068	1,016
BlackBrush Oil & Gas, L.P., Closing Date Commitment (Term Loan), 1st Lien
8.000%, VAR LIBOR+5.000%, 09/03/25	426	426
ChampionX Holding Inc., Term Loan, 1st Lien
6.000%, VAR LIBOR+5.000%, 06/03/27	1,531	1,558
Lower Cadence Holdings LLC, Initial Term Loan, 1st Lien
4.115%, VAR LIBOR+4.000%, 05/22/26	1,024	998

Total Oil and Gas		4,632

Personal and Non-Durable Consumer Products (Manufacturing Only) [0.1%]
ABG Intermediate Holdings 2 LLC, 2021 Refinancing Term Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 09/27/24	1,007	1,003
ABG Intermediate Holdings 2 LLC, Amendment No. 5 Incremental Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 09/27/24	1,159	1,159
Coty Inc., Term B USD Loan, 1st Lien
2.374%, VAR LIBOR+2.250%, 04/07/25	614	589

Total Personal and Non-Durable Consumer Products (Manufacturing Only)		2,751

Personal Transportation [0.1%]
American Airlines, Inc., 2017 Class B Term Loans, 1st Lien
2.115%, VAR LIBOR+2.000%, 04/28/23	1,824	1,736
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 06/21/27	1,105	1,173
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 10/20/27	2,560	2,685

Total Personal Transportation		5,594

Personal, Food and Miscellaneous Services [0.1%]
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1st Lien
1.865%, VAR LIBOR+1.750%, 11/19/26	1,039	1,019

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 99

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
IRB Holding Corp., Fourth Amendment Incremental Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 12/15/27		$800	$796
Pax Midco Spain, S.L.U., Facility B, 1st Lien
4.750%, VAR Euribor+4.750%, 07/01/26	EUR	1,000	1,058

Total Personal, Food and Miscellaneous Services			2,873

Pharmaceuticals [0.1%]
Antigua Bidco Ltd, Term Loan, 1st Lien
4.000%, 08/07/26		917	1,073
Cheplapharm Arzneimittel GmbH
3.500%, 07/14/25		1,000	1,167

Total Pharmaceuticals			2,240

Printing, Publishing and Broadcasting [0.2%]
Applovin Corporation, Initial Term Loan, 1st Lien
3.615%, VAR LIBOR+3.500%, 08/15/25		1,282	1,280
Cambium Learning Group, Inc., Initial Term Loan, 1st Lien
4.754%, VAR LIBOR+4.500%, 12/18/25		457	457
Camelot U.S. Acquisition 1 Co., Amendment No. 2 Incremental Term Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 10/30/26		1,600	1,599
Dun & Bradstreet Corporation, The, Initial Term Borrowing, 1st Lien
3.365%, VAR LIBOR+3.250%, 02/06/26		580	576
LABL, Inc., Euro Term B Loan, 1st Lien
4.250%, VAR Euribor+4.250%, 07/01/26		2,000	2,344
Recorded Books Inc., 2021 Replacement Term Loan, 1st Lien
4.113%, VAR LIBOR+4.000%, 08/29/25		400	398

Total Printing, Publishing and Broadcasting			6,654

Publishing [0.1%]
Axel Springer Se Lien1
5.000%, 10/30/26	EUR	1,500	1,756
Liftoff Moblie, Term Loan, 1st Lien
4.250%, 03/17/28		655	652
Meredith Corporation, Tranche B-3 Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 01/31/25		1,990	2,018

Total Publishing			4,426

Real Estate [0.2%]
Foncia, Term Loan, 1st Lien
0.000%, 03/17/28(F)		2,000	2,321
Realogy, Term Loan, 1st Lien
0.000%, 02/08/23(F)		1,670	1,659
Spa Holdings, Term Loan, 1st Lien
0.000%, 03/10/28(F)		1,000	1,169
0.000%, 03/10/28(F)		665	663

Total Real Estate			5,812

Refining [0.1%]
Karpower, Term Loan
8.751%, 11/16/23		3,343	3,310

Retail and Wholesale [0.0%]
Storable, Term Loan B, 1st Lien
0.000%, 02/26/28(F)		390	386

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 100

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Retail Stores [0.6%]
84 Lumber, Term Loan B, 1st Lien
3.750%, 11/13/26		$999	$997
American Residential Services L.L.C., Closing Date Term Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 10/15/27		660	657
Ascena Retail Group, Inc. (Anntaylor Retail, Inc.), Tranche B Term Loan, 1st Lien
5.250%, VAR LIBOR+4.500%, 08/21/22		233	36
Ascend Learning, LLC, Amendment No. 2 Incremental Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 07/12/24		990	989
Bass Pro Group, Term Loan B, 1st Lien
5.000%, 03/06/28		2,200	2,201
Belfor Holdings Inc., Initial Term Loan, 1st Lien
4.115%, VAR LIBOR+4.000%, 04/06/26		1,276	1,276
Belk, Term Loan, 1st Lien
8.500%, 07/31/25		135	134
0.000%, 07/31/25(F)		584	374
CD&R Firefly Bidco Limited, Facility B1, 1st Lien
4.307%, VAR LIBOR+4.250%, 06/23/25	GBP	2,000	2,741
J.C. Penney Corporation, Inc. , Loan (2016), 1st Lien
5.250%, VAR LIBOR+4.250%, 06/23/23		794	2
Jo-Ann Stores, LLC, Initial Loan, 1st Lien
6.000%, 10/20/23		940	936
LBM Acquisition, LLC, Delayed Term Loan, 1st Lien
0.000%, 12/17/27(F)		219	218
LBM Acquisition, LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 12/17/27		986	981
Michaels Stores, Inc., 2020 Refinancing Term B Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 10/01/27		1,504	1,502
New Trojan Parent, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+3.750%, 01/06/28		605	601
Obol France 3 SAS, Amended Facility B, 1st Lien
3.500%, VAR Euribor+3.500%, 04/11/23	EUR	1,500	1,713
Petco Helath and Wellness, Term Loan, 1st Lien
4.000%, 03/03/28		1,600	1,593
PetSmart LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 02/11/28		930	928
Prime Security Services Borrower, LLC, 2021 Refinancing Term B-1 Loan, 1st Lien
3.500%, VAR LIBOR+2.750%, 09/23/26		2,172	2,162
Rent-A-Center, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 02/17/28		950	954
Resideo Funding Inc., Initial Term Loan, 1st Lien
2.750%, VAR LIBOR+2.250%, 02/11/28		810	807
THG Operations Holdings Limited, Facility B, 1st Lien
4.500%, VAR Euribor+4.500%, 12/11/26	EUR	2,000	2,351

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 101

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Toys ‘R’ Us Property Company I, LLC, Term Loan
0.000%, 03/20/22(F)		$9	$208
Weight Watchers International, Inc., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.750%, 11/29/24		1,476	1,473

Total Retail Stores			25,834

Retailers (Other than Food/Drug) [0.2%]
AS Adventure Additional Facility (GBP)
6.464%, VAR LIBOR+5.250%, 04/12/22	GBP	1,006	637
AS Adventure Facility B
5.000%, VAR Euribor+5.000%, 04/01/22	EUR	2,014	1,084
Cd&R Firefly Bidco Ltd Lien1
3.250%, 06/23/25	EUR	500	583
Euro Garage Limited (EG Group) (GBP) Term Loan B
4.776%, VAR LIBOR+4.750%, 02/07/25	GBP	1,950	2,626
Peer Holding Iii B.V
3.500%, 11/27/26	EUR	2,000	2,340

Total Retailers (Other than Food/Drug)			7,270

Service [0.4%]
Addison Group Term Loan B
4.865%, 04/10/26		217	215
Adtalem Global Education Term Loan B
3.115%, VAR LIBOR+3.000%, 04/09/25		491	486
Adtalem Global, Term Loan B, 1st Lien
0.000%, 02/12/28(F)		2,645	2,616
APi Group Term Loan B
2.615%, 10/01/26		757	753
Ascend Learning LLC Term Loan B
4.000%, VAR LIBOR+3.000%, 07/12/24		976	971
Conservice, Term Loan B, 1st Lien
4.503%, 05/13/27		948	946
Convergint (Gopher Sub Inc) Term Loan B
3.750%, VAR LIBOR+3.000%, 02/01/25		958	954
Convergint, Delayed Term Loan, 1st Lien
0.000%, 03/18/28(F)		101	101
Convergint, Term Loan, 1st Lien
0.000%, 03/18/28(F)		484	481
Evertec Group, LLC Term A Loan
1.871%, 11/27/23		1,095	1,083
Evertec Group, LLC Term Loan B (2018)
3.615%, VAR LIBOR+3.500%, 11/20/24		988	984
Exela Term Loan B (2018)
7.500%, VAR LIBOR+6.500%, 07/12/23		556	211
National Intergovernmental Purchasing Alliance, Term Loan B
4.004%, VAR LIBOR+3.750%, 05/19/25		1,470	1,461
Paysafe Group PLC Term Loan B-1
4.500%, VAR LIBOR+3.500%, 01/03/25		935	933
Ventia (LS Deco LLC Leighton) Term Loan B
5.000%, VAR LIBOR+3.500%, 05/21/22		3,630	3,630

Total Service			15,825

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 102

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Shipping [0.0%]
PS Logistics LLC Term Loan
5.750%, VAR LIBOR+4.750%, 03/06/25		$888	$886

Software and Tech Services [0.2%]
Liaison, Term Loan B, 1st Lien
4.500%, 03/04/28		750	752
Mediware Information, Term Loan, 1st Lien
4.000%, 03/03/28		740	737
NielsenIQ, Term Loan B, 1st Lien
4.103%, 03/06/28		1,000	995
Rackspace Technology Global, Inc., Term Loan, 1st Lien
3.500%, 02/15/28		1,950	1,931
Realpage Inc., Term Loan, 1st Lien
0.000%, 02/18/28(F)		965	960
Thoughtworks, Term Loan, 1st Lien
3.750%, 03/17/28		715	713
Wex, Term Loan B, 1st Lien
0.000%, 03/19/28(F)		375	373

Total Software and Tech Services			6,461

Technology [0.4%]
AI Avocado B.V., Term Loan
4.250%, 09/17/24		2,827	3,314
AQA Acquisition/Smartbear, Term Loan, 1st Lien
4.750%, 11/19/27		800	800
CEP, Term Loan, 1st Lien
4.000%, 06/03/27		3,000	3,528
Constant Contact, Delayed Term Loan, 1st Lien
0.000%, 02/10/28(F)		130	129
Constant Contact, Term Loan, 1st Lien
4.500%, 02/10/28		485	482
Digicert Buyer Inc, Term Loan, 1st Lien
7.115%, 02/19/29		380	382
E2open, Term Loan B, 1st Lien
4.000%, 10/29/27		1,075	1,073
Flexera Software, Term Loan B, 1st Lien
4.500%, 01/26/28		399	399
Helios Software Hold, Term Loan, 1st Lien
3.750%, 03/05/28		1,500	1,757
Technicolor, Term Loan, 1st Lien
12.235%, 06/03/24		773	846
6.000%, 06/03/24		507	652
6.000%, 06/03/24		585	747

Total Technology			14,109

Technology Hardware [0.0%]
Pitney Bowes, Term Loan B, 1st Lien
4.120%, 03/12/28		455	454

Telecommunications [0.9%]
Altice France S.A. (Ypso France SAS), EUR TLB-11 Term Loan, 1st Lien
3.000%, VAR Euribor+3.000%, 07/31/25	EUR	2,406	2,777
Avaya Inc., Tranche B-1 Term Loan, 1st Lien
4.362%, VAR LIBOR+4.250%, 12/15/27		808	807
Avaya Inc., Tranche B-2 Term Loan, 1st Lien
4.106%, 12/15/27		450	450
Cincinnati Bell Inc., Tranche B Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 10/02/24		2,305	2,301
Circet Group Circet (Odyssey Investissement)
3.250%, 04/28/25	EUR	2,000	2,334
Connect Finco Sarl, Amendment No. 1 Refinancing Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 12/11/26		2,054	2,046

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 103

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Consolidated Communications, Inc., Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 10/02/27		$785	$785
Coral-US Co-Borrower LLC, Term B-5 Loan, 1st Lien
2.365%, VAR LIBOR+2.250%, 01/31/28		1,000	984
Greeneden U.S. Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
4.750%, VAR LIBOR+4.000%, 12/01/27		1,620	1,619
Greeneden U.S. Holdings I, LLC, Initial Euro Term Loan (2020), 1st Lien
4.250%, VAR Euribor+4.250%, 12/01/27		1,000	1,174
Hargray Communications Group, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 05/16/24		317	316
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan, 1st Lien
8.000%, VAR Prime Rate by Country+4.750%, 11/27/23		4,440	4,506
Iridium Satellite LLC, Term B-1 Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 11/04/26		1,346	1,348
Lorca Holdco Limited, Facility B, 1st Lien
4.250%, VAR Euribor+4.250%, 09/17/27		2,500	2,933
Lumen Technologies Inc., Term B Loan, 1st Lien
2.365%, VAR LIBOR+2.250%, 03/15/27		1,554	1,536
Neustar Term Loan B-4
4.500%, VAR LIBOR+3.500%, 08/08/24		1,526	1,450
Neustar Term Loan B-5
5.500%, 08/08/24		288	277
Numericable U.S. LLC (SFR) Term Loan B-13
4.198%, VAR LIBOR+4.000%, 08/14/26		2,242	2,234
Radiate Holdco, LLC, Term B Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 09/25/26		1,922	1,920
Windstream Services II, LLC, Initial Term Loan, 1st Lien
7.250%, VAR LIBOR+6.250%, 09/21/27		1,165	1,164
Zacapa (Ufinet), Term Loan B
4.769%, VAR LIBOR+4.500%, 07/02/25		1,208	1,209
Ziggo B.V., Term Loan H Facility, 1st Lien
3.000%, VAR Euribor+3.000%, 01/31/29	EUR	3,000	3,494

Total Telecommunications			37,664

Transportation [0.1%]
Superior Industries, Closing Date Term Loan
4.115%, VAR LIBOR+4.000%, 05/22/24		909	904
Tenneco Inc, Term Loan B
3.115%, VAR LIBOR+3.000%, 10/01/25		1,886	1,835
Wabash National, Term Loan B, 1st Lien
4.000%, 09/17/27		1,018	1,015

Total Transportation			3,754

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 104

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Utilities [0.3%]
Calpine Term Loan B-9
2.120%, VAR LIBOR+2.250%, 04/05/26		$1,840	$1,819
Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 10/02/25		1,608	1,513
EFS Cogen Holdings I LLC, Term B Advance, 1st Lien
4.500%, VAR LIBOR+3.500%, 10/01/27		—	—
Granite Generation LLC, Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 11/09/26		2,803	2,797
Longview Power LLC, Term Loan
11.500%, 04/14/25		438	441
MGroup Term Loan B
4.557%, 07/25/25	GBP	2,700	3,703
Talen Energy Supply Term Loan B (2019)
3.865%, 06/26/26		2,565	2,488

Total Utilities			12,761

Total Loan Participations
(Cost $726,020)			725,752

Mortgage-Backed Securities [9.8%]
522 Funding CLO 2021-7, Ser 2021-7A, Cl E
6.420%, VAR ICE LIBOR USD 3 Month+6.220%, 04/23/34(A)		1,700	1,666
Adagio IV CLO, Ser 2015-X, Cl F
6.650%, VAR Euribor 3 Month+6.650%, 10/15/29	EUR	1,250	1,295
Anchorage Capital CLO 9, Ser 2019-9A, Cl ER
6.651%, VAR ICE LIBOR USD 3 Month+6.410%, 07/15/32(A)		3,330	3,298
Anchorage Capital Europe CLO 2021-4 DAC, Ser 2021-4X, Cl E
5.710%, VAR Euribor 3 Month+5.710%, 04/25/34	EUR	1,000	1,146
Arbour CLO VII DAC, Ser 2020-7X, Cl E
6.400%, VAR Euribor 3 Month+6.400%, 03/15/33	EUR	3,500	4,062
Ares European CLO VIII DAC, Ser 2019-8X, Cl ER
6.320%, VAR Euribor 3 Month+6.320%, 04/17/32	EUR	1,500	1,757
Ares European CLO XIII BV, Ser 2020-13X, Cl E
6.350%, VAR Euribor 3 Month+6.350%, 07/20/32	EUR	3,250	3,806
Armada Euro CLO II DAC, Ser 2018-2X, Cl E
4.820%, VAR Euribor 3 Month+4.820%, 11/15/31	EUR	1,500	1,698
Armada Euro CLO II DAC, Ser 2018-2X, Cl F
6.450%, VAR Euribor 3 Month+6.450%, 11/15/31	EUR	1,000	991
Aurium CLO VII DAC, Ser 2021-7X, Cl E
0.000%, 05/15/34	EUR	2,125	2,430
BABSN, Ser 2018-IA, Cl ER
5.724%, VAR ICE LIBOR USD 3 Month+5.500%, 01/20/31(A)		$2,000	1,768
Bain Capital Euro CLO 2018-1 DAC, Ser 2018-1X, Cl E
4.970%, VAR Euribor 3 Month+4.970%, 04/20/32	EUR	1,690	1,774
Barings CLO 2019-III, Ser 2019-3A, Cl E
7.004%, VAR ICE LIBOR USD 3 Month+6.780%, 04/20/31(A)		1,500	1,497

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 105

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Barings Euro CLO 2018-1 BV, Ser 2018-1X, Cl C
1.500%, VAR Euribor 3 Month+1.500%, 04/15/31	EUR	1,100	$1,267
Barings Euro CLO 2018-1 BV, Ser 2018-1X, Cl E
4.120%, VAR Euribor 3 Month+4.120%, 04/15/31	EUR	4,275	4,253
Barings Euro CLO 2018-2 BV, Ser 2018-2X, Cl E
5.050%, VAR Euribor 3 Month+5.050%, 10/15/31	EUR	3,000	3,204
Barings Euro CLO 2018-3 BV, Ser 2018-3X, Cl E
5.790%, VAR Euribor 3 Month+5.790%, 07/27/31	EUR	2,900	3,160
Barings Euro CLO DAC, Ser 2020-2X, Cl E
6.500%, VAR Euribor 3 Month+6.500%, 07/24/32	EUR	2,475	2,862
Battalion CL XVIII
8.181%, 10/15/32(D)		$2,000	1,994
Battalion CLO X, Ser 2021-10A, Cl DR2
6.733%, VAR ICE LIBOR USD 3 Month+6.610%, 01/25/35(A)		2,750	2,743
Battalion Clo XIV, Ser 2019-14A, Cl E
6.904%, VAR ICE LIBOR USD 3 Month+6.680%, 04/20/32(A)		3,450	3,414
Black Diamond CLO, Ser 2017-1A, Cl C
4.168%, VAR ICE LIBOR USD 3 Month+3.950%, 04/24/29(A)		5,000	4,909
Black Diamond CLO DAC, Ser 2015-1X, Cl F
6.500%, VAR Euribor 3 Month+6.500%, 10/03/29	EUR	1,220	1,269
Black Diamond CLO DAC, Ser 2018-1A, Cl BR
2.195%, VAR ICE LIBOR USD 3 Month+1.980%, 04/26/31(A)		4,000	3,776
Black Diamond CLO DAC, Ser 2018-1X, Cl DR
2.650%, VAR Euribor 3 Month+2.650%, 10/03/29	EUR	5,000	5,714
Black Diamond CLO DAC, Ser 2019-1X, Cl D
4.100%, VAR Euribor 3 Month+4.100%, 05/15/32	EUR	3,000	3,445
Blackrock European CLO DAC, Ser 2018-1X, Cl ER
4.420%, VAR Euribor 3 Month+4.420%, 03/15/31	EUR	3,000	3,333
Blackrock European CLO DAC, Ser 2018-1X, Cl FR
6.600%, VAR Euribor 3 Month+6.600%, 03/15/31	EUR	1,750	1,832
Blackrock European CLO IX DAC, Ser 2019-9X, Cl F
8.920%, VAR Euribor 3 Month+8.920%, 12/15/32	EUR	1,250	1,438
Bosphorus CLO IV DAC, Ser 2018-4X, Cl E
4.630%, VAR Euribor 3 Month+4.630%, 12/15/30	EUR	2,000	2,228
Bosphorus CLO VI DAC, Ser 2021-6X, Cl E
5.800%, VAR Euribor 3 Month+5.800%, 05/25/34	EUR	2,500	2,836
Cairn CLO VIII BV, Ser 2017-8X, Cl E
5.050%, VAR Euribor 3 Month+5.050%, 10/30/30	EUR	2,000	2,269

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 106

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Cairn CLO XI DAC, Ser 2019-11X, Cl E
6.770%, VAR Euribor 3 Month+6.770%, 07/15/35	EUR	5,850	$6,837
Carlyle Euro CLO 2017-1 DAC, Ser 2017-1X, Cl D
5.000%, VAR Euribor 3 Month+5.000%, 07/15/30	EUR	3,014	3,360
Carlyle Euro CLO 2017-3 DAC, Ser 2017-3X, Cl D
4.580%, VAR Euribor 3 Month+4.580%, 01/15/31	EUR	2,000	2,152
Carlyle Global Market Strategies CLO 2012-4, Ser 2019-4A, Cl ERR
7.512%, VAR ICE LIBOR USD 3 Month+7.290%, 04/22/32(A)		$2,000	1,986
Carlyle Global Market Strategies CLO 2014-4-R, Ser 2018-4RA, Cl C
3.141%, VAR ICE LIBOR USD 3 Month+2.900%, 07/15/30(A)		1,800	1,704
Carlyle Global Market Strategies Euro CLO 2014-1 DAC, Ser 2018-1X, Cl ER
4.930%, VAR Euribor 3 Month+4.930%, 07/15/31	EUR	3,300	3,597
Carlyle Global Market Strategies Euro CLO 2014-3 DAC, Ser 2018-3X, Cl DR
4.580%, VAR Euribor 3 Month+4.580%, 01/25/32	EUR	2,400	2,516
Carlyle Global Market Strategies Euro CLO 2015-1, Ser 2020-1X, Cl DR
5.500%, VAR Euribor 3 Month+5.500%, 01/16/33	EUR	2,000	2,166
Catamaran CLO 2018-1, Ser 2018-1A, Cl E
6.588%, VAR ICE LIBOR USD 3 Month+6.370%, 10/25/31(A)		3,500	3,174
Cifc Funding, Ser 2018-4RA, Cl D
5.923%, VAR ICE LIBOR USD 3 Month+5.700%, 10/17/30(A)		2,200	2,136
CIFC Funding 2013-II, Ser 2017-2A, Cl B2LR
6.746%, VAR ICE LIBOR USD 3 Month+6.520%, 10/18/30(A)		1,300	1,242
Crestline Denali CLO XIV, Ser 2018-1A, Cl DR
3.568%, VAR ICE LIBOR USD 3 Month+3.350%, 10/23/31(A)		2,000	1,901
Crestline Denali CLO XVI, Ser 2018-1A, Cl C
2.074%, VAR ICE LIBOR USD 3 Month+1.850%, 01/20/30(A)		4,500	4,361
Crestline Denali CLO XVII, Ser 2018-1A, Cl D
3.491%, VAR ICE LIBOR USD 3 Month+3.250%, 10/15/31(A)		2,250	2,057
CRNPT, Ser 2018-4A, Cl D
2.974%, VAR ICE LIBOR USD 3 Month+2.750%, 04/20/31(A)		3,000	2,904
Crown Point CLO 8, Ser 2019-8A, Cl E
7.324%, VAR ICE LIBOR USD 3 Month+7.100%, 10/20/32(A)		4,000	3,961
CVC Cordatus Loan Fund IV, Ser 2021-4X, Cl ERRR
5.860%, VAR Euribor 3 Month+5.860%, 02/22/34	EUR	1,200	1,390

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 107

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
CVC Cordatus Loan Fund IV, Ser 2021-4X, Cl FRRR
8.060%, VAR Euribor 3 Month+8.060%, 02/22/34	EUR	615	$696
CVC Cordatus Loan Fund XVI DAC, Ser 2019-16X, Cl E
6.700%, VAR Euribor 3 Month+6.700%, 06/17/32	EUR	1,000	1,171
Dryden 29 Euro CLO 2013 BV, Ser 2018-29X, Cl ERR
4.750%, VAR Euribor 3 Month+4.750%, 07/15/32	EUR	911	1,011
Dryden 32 Euro CLO 2014 B.V., Ser 2018-32X, Cl FR
7.270%, VAR Euribor 3 Month+7.270%, 08/15/31	EUR	1,250	1,339
DRYDEN 35 EURO CLO 2014 BV, Ser 2020-35X, Cl ER
6.330%, VAR Euribor 3 Month+6.330%, 01/17/33	EUR	4,200	4,776
Dryden 48 Euro CLO 2016 BV, Ser 2019-48X, Cl ER
6.670%, VAR Euribor 3 Month+6.670%, 10/15/32	EUR	2,640	3,093
Dryden 56 Euro CLO 2017 BV, Ser 2017-56X, Cl E
4.720%, VAR Euribor 3 Month+4.720%, 01/15/32	EUR	3,225	3,533
Dryden 73 Euro CLO 2019 BV, Ser 2019-73X, Cl E
6.820%, VAR Euribor 3 Month+6.820%, 01/15/34	EUR	2,000	2,324
Elevation CLO 2013-1, Ser 2019-1A, Cl D1R2
7.844%, VAR ICE LIBOR USD 3 Month+7.650%, 08/15/32(A)		$2,210	2,191
Euro-Galaxy III CLO DAC, Ser 2021-3X, Cl FRRR
7.980%, VAR Euribor 3 Month+7.980%, 04/24/34	EUR	500	563
Euro-Galaxy V CLO BV, Ser 2021-5X, Cl ERR
5.820%, VAR Euribor 3 Month+5.820%, 02/15/34	EUR	1,350	1,535
Euro-Galaxy VII CLO DAC, Ser 2019-7X, Cl E
6.160%, VAR Euribor 3 Month+6.160%, 04/25/32	EUR	2,000	2,335
Galaxy XV CLO, Ser 2017-15A, Cl ER
6.886%, VAR ICE LIBOR USD 3 Month+6.645%, 10/15/30(A)		2,725	2,653
GoldenTree Loan Management EUR CLO 3 DAC, Ser 2019-3X, Cl E
5.910%, VAR Euribor 3 Month+5.910%, 01/20/32	EUR	3,550	4,159
Greywolf CLO II, Ser 2021-1A, Cl DRR
7.272%, VAR ICE LIBOR USD 3 Month+7.050%, 04/15/34(A)		3,000	2,902
Greywolf CLO III, Ser 2020-3RA, Cl DR
7.142%, VAR ICE LIBOR USD 3 Month+6.920%, 04/15/33(A)		5,000	4,958
Grosvenor Place CLO BV, Ser 2018-1X, Cl DRR
5.400%, VAR Euribor 3 Month+5.400%, 10/30/29	EUR	3,800	4,400
Halsey Point CLO I, Ser 2019-1A, Cl E
7.924%, VAR ICE LIBOR USD 3 Month+7.700%, 01/20/33(A)		2,000	1,992

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 108

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
HalseyPoint CLO 3, Ser 2020-3A, Cl E
8.519%, VAR ICE LIBOR USD 3 Month+8.340%, 11/30/32(A)		$1,500	$1,513
Harvest CLO IX DAC, Ser 2017-9X, Cl ER
5.120%, VAR Euribor 3 Month+5.120%, 02/15/30	EUR	1,000	1,131
Harvest CLO VIII DAC, Ser 2018-8X, Cl DRR
2.550%, VAR Euribor 3 Month+2.550%, 01/15/31	EUR	1,800	2,059
Harvest CLO XIV DAC, Ser 2015-14X, Cl F
6.300%, VAR Euribor 3 Month+6.300%, 11/18/29	EUR	3,250	3,519
Harvest CLO XVI DAC, Ser 2018-16X, Cl ER
5.570%, VAR Euribor 3 Month+5.570%, 10/15/31	EUR	3,000	3,422
Harvest CLO XXIII DAC, Ser 2020-23X, Cl F
8.310%, VAR Euribor 3 Month+8.310%, 10/20/32	EUR	1,500	1,544
Holland Park CLO DAC, Ser 2019-1X, Cl DRR
7.030%, VAR Euribor 3 Month+7.030%, 11/14/32	EUR	2,300	2,709
Jamestown CLO XIV, Ser 2019-14A, Cl D
7.264%, VAR ICE LIBOR USD 3 Month+7.040%, 10/20/32(A)		3,600	3,613
KKR CLO 14, Ser 2018-14, Cl ER
6.391%, VAR ICE LIBOR USD 3 Month+6.150%, 07/15/31(A)		2,000	1,945
KKR CLO 25, Ser 2019-25, Cl E
6.781%, VAR ICE LIBOR USD 3 Month+6.540%, 04/15/32(A)		1,250	1,229
KKR CLO 26, Ser 2019-26, Cl E
7.241%, VAR ICE LIBOR USD 3 Month+7.000%, 07/15/32(A)		4,000	3,943
Laurelin 2016-1 DAC, Ser 2018-1X, Cl ER
5.430%, VAR Euribor 3 Month+5.430%, 10/20/31	EUR	2,500	2,720
LCM 29, Ser 2019-29A, Cl E
7.141%, VAR ICE LIBOR USD 3 Month+6.900%, 04/15/31(A)		1,750	1,746
Madison Park Euro Funding IX DAC, Ser 2017-9X, Cl E
4.900%, VAR Euribor 3 Month+4.900%, 07/15/30	EUR	1,640	1,804
Madison Park Euro Funding VII BV, Ser 2018-7X, Cl ER
4.700%, VAR Euribor 3 Month+4.700%, 05/25/31	EUR	1,150	1,220
Madison Park Euro Funding VIII DAC, Ser 2019-8X, Cl ER
7.150%, VAR Euribor 3 Month+7.150%, 04/15/32	EUR	2,500	2,878
Madison Park Euro Funding XI DAC, Ser 2018-11X, Cl D
2.800%, VAR Euribor 3 Month+2.800%, 02/15/31	EUR	3,000	3,438
Madison Park Euro Funding XI DAC, Ser 2018-11X, Cl E
4.860%, VAR Euribor 3 Month+4.860%, 02/15/31	EUR	3,650	3,840
Madison Park Euro Funding XII DAC, Ser 2018-12X, Cl E
5.200%, VAR Euribor 3 Month+5.200%, 10/15/31	EUR	3,000	3,346

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 109

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Madison Park Euro Funding XII DAC, Ser 2018-12X, Cl EN
5.200%, VAR Euribor 3 Month+5.200%, 10/15/31	EUR	151	$168
Madison Park Funding XI, Ser 2017-11A, Cl ER
6.668%, VAR ICE LIBOR USD 3 Month+6.450%, 07/23/29(A)		$3,500	3,439
Madison Park Funding XXXII, Ser 2021-32A, Cl ER
6.388%, VAR ICE LIBOR USD 3 Month+6.200%, 01/22/31(A)		3,000	2,992
Man GLG Euro CLO I DAC, Ser 2018-1X, Cl ERR
4.850%, VAR Euribor 3 Month+4.850%, 10/15/30	EUR	1,000	1,052
Man GLG Euro CLO II DAC, Ser 2016-2X, Cl F
8.750%, VAR Euribor 3 Month+8.750%, 01/15/30	EUR	2,000	2,075
Man GLG Euro CLO IV DAC, Ser 2018-4X, Cl C
1.600%, VAR Euribor 3 Month+1.600%, 05/15/31	EUR	3,450	3,904
Man GLG Euro CLO V DAC, Ser 2018-5X, Cl E
5.860%, VAR Euribor 3 Month+5.860%, 12/15/31	EUR	900	983
Man GLG Euro CLO VI DAC, Ser 2020-6X, Cl E
5.390%, VAR Euribor 3 Month+5.390%, 10/15/32	EUR	1,300	1,437
Marathon CLO 14, Ser 2019-2A, Cl C2
6.194%, VAR ICE LIBOR USD 3 Month+5.970%, 01/20/33(A)		2,000	1,997
Marathon CLO XIII, Ser 2019-1A, Cl C
4.311%, VAR ICE LIBOR USD 3 Month+4.070%, 04/15/32(A)		3,000	2,889
Marble Point CLO XII, Ser 2018-1A, Cl D
3.223%, VAR ICE LIBOR USD 3 Month+3.000%, 07/16/31(A)		5,000	4,572
MidOcean Credit CLO III, Ser 2018-3A, Cl DR
3.484%, VAR ICE LIBOR USD 3 Month+3.260%, 04/21/31(A)		1,500	1,373
Midocean Credit CLO IX, Ser 2018-9A, Cl E
6.274%, VAR ICE LIBOR USD 3 Month+6.050%, 07/20/31(A)		1,000	947
Montmartre Euro CLO 2020-2 DAC, Ser 2020-2X, Cl E
6.430%, VAR Euribor 3 Month+6.430%, 07/15/33	EUR	563	665
Montmartre Euro CLO 2020-2 DAC, Ser 2020-2X, Cl F
6.920%, VAR Euribor 3 Month+6.920%, 07/15/33	EUR	263	294
Mountain View CLO, Ser 2018-9A, Cl CR
3.361%, VAR ICE LIBOR USD 3 Month+3.120%, 07/15/31(A)		2,500	2,339
Northwoods Capital 19 Euro DAC, Ser 2020-21X, Cl F
8.090%, VAR Euribor 3 Month+8.090%, 06/16/33	EUR	1,000	1,166
Northwoods Capital 20, Ser 2021-20A, Cl ER
8.068%, VAR ICE LIBOR USD 3 Month+7.850%, 01/25/32(A)		2,438	2,369

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 110

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Northwoods Capital 22, Ser 2020-22A, Cl E
9.011%, VAR ICE LIBOR USD 3 Month+8.820%, 09/01/31(A)		$5,000	$5,075
Oak Hill European Credit Partners IV Designated Activity, Ser 2018-4X, Cl DR
2.500%, VAR Euribor 3 Month+2.500%, 01/20/32	EUR	3,000	3,456
OAK Hill European Credit Partners V Designated Activity, Ser 2017-5X, Cl E
6.200%, VAR Euribor 3 Month+6.200%, 02/21/30	EUR	1,500	1,733
OAK Hill European Credit Partners V Designated Activity, Ser 2017-5X, Cl F
7.300%, VAR Euribor 3 Month+7.300%, 02/21/30	EUR	1,100	1,167
OAK Hill European Credit Partners VIII DAC, Ser 2021-8X, Cl D
3.500%, VAR Euribor 3 Month+3.500%, 04/18/35	EUR	960	1,124
OAK Hill European Credit Partners VIII DAC, Ser 2021-8X, Cl E
5.670%, VAR Euribor 3 Month+5.670%, 04/18/35	EUR	4,455	5,168
Ocean Trails CLO VII, Ser 2019-7A, Cl E
7.103%, VAR ICE LIBOR USD 3 Month+6.880%, 04/17/30(A)		3,000	2,696
OZLM IX, Ser 2018-9A, Cl CRR
3.474%, VAR ICE LIBOR USD 3 Month+3.250%, 10/20/31(A)		1,500	1,475
OZLM IX, Ser 2018-9A, Cl DRR
6.344%, VAR ICE LIBOR USD 3 Month+6.120%, 10/20/31(A)		2,000	1,831
OZLM VI, Ser 2018-6A, Cl DS
6.273%, VAR ICE LIBOR USD 3 Month+6.050%, 04/17/31(A)		3,550	3,104
OZLM XI, Ser 2017-11A, Cl DR
7.205%, VAR ICE LIBOR USD 3 Month+7.000%, 10/30/30(A)		3,000	2,725
OZLM XXII, Ser 2018-22A, Cl B
2.023%, VAR ICE LIBOR USD 3 Month+1.800%, 01/17/31(A)		3,500	3,475
OZLM XXII, Ser 2018-22A, Cl D
5.523%, VAR ICE LIBOR USD 3 Month+5.300%, 01/17/31(A)		1,800	1,529
OZLM XXIV, Ser 2019-24A, Cl D
7.274%, VAR ICE LIBOR USD 3 Month+7.050%, 07/20/32(A)		4,000	3,910
Palmer Square European Loan Funding 2020-1 DAC, Ser 2020-1X, Cl F
7.700%, VAR Euribor 3 Month+7.700%, 01/15/30	EUR	3,200	3,681
Parallel, Ser 2018-1A, Cl C
3.024%, VAR ICE LIBOR USD 3 Month+2.800%, 04/20/31(A)		2,000	1,871
Parallel 2018-1, Ser 2018-1A, Cl D
5.474%, VAR ICE LIBOR USD 3 Month+5.250%, 04/20/31(A)		1,250	1,024

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 111

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Pikes Peak CLO 5, Ser 2020-5A, Cl E
6.924%, VAR ICE LIBOR USD 3 Month+6.700%, 04/20/33(A)		$2,500	$2,496
Purple Finance CLO 2 DAC, Ser 2019-2X, Cl E
6.400%, VAR Euribor 3 Month+6.400%, 04/20/32	EUR	1,000	1,124
Regatta XIV Funding, Ser 2018-3A, Cl E
6.168%, VAR ICE LIBOR USD 3 Month+5.950%, 10/25/31(A)		3,600	3,394
Regatta XV Funding, Ser 2018-4A, Cl D
6.718%, VAR ICE LIBOR USD 3 Month+6.500%, 10/25/31(A)		1,750	1,695
Rockford Tower Europe CLO 2019-1 DAC, Ser 2019-1X, Cl E
6.030%, VAR Euribor 3 Month+6.030%, 01/20/33	EUR	2,000	2,342
Saranac CLO III, Ser 2018-3A, Cl CR
2.537%, VAR ICE LIBOR USD 3 Month+2.350%, 06/22/30(A)		5,000	4,927
Sculptor European CLO VII DAC, Ser 2020-7X, Cl D
4.500%, VAR Euribor 3 Month+4.500%, 01/15/34	EUR	1,025	1,208
Sculptor European CLO VII DAC, Ser 2020-7X, Cl F
8.380%, VAR Euribor 3 Month+8.380%, 01/15/34	EUR	255	292
Sorrento Park CLO DAC, Ser 2014-1X, Cl E
5.709%, VAR Euribor 3 Month+6.250%, 11/16/27	EUR	3,000	3,367
Sound Point CLO V-R, Ser 2018-1RA, Cl D
3.323%, VAR ICE LIBOR USD 3 Month+3.100%, 07/18/31(A)		1,000	953
Sound Point CLO XXIII, Ser 2019-2A, Cl E
6.951%, VAR ICE LIBOR USD 3 Month+6.710%, 04/15/32(A)		3,000	2,867
Sound Point CLO XXIV, Ser 2019-3A, Cl E
7.528%, VAR ICE LIBOR USD 3 Month+7.310%, 10/25/32(A)		3,000	2,979
Sound Point CLO XXVII, Ser 2020-2A, Cl E
7.480%, VAR ICE LIBOR USD 3 Month+7.240%, 10/25/31(A)		3,000	3,015
St. Paul’s CLO III-R DAC, Ser 2018-3RX, Cl CR
1.600%, VAR Euribor 3 Month+1.600%, 01/15/32	EUR	1,750	2,014
St. Paul’s CLO III-R DAC, Ser 2018-3RX, Cl ER
4.430%, VAR Euribor 3 Month+4.430%, 01/15/32	EUR	5,650	5,947
St. Paul’s CLO V, Ser 2017-5X, Cl ER
5.150%, VAR Euribor 3 Month+5.150%, 02/20/30	EUR	1,500	1,673
St. Paul’s CLO VIII DAC, Ser 2017-8X, Cl E
4.600%, VAR Euribor 3 Month+4.600%, 01/17/30	EUR	2,800	3,016
St. Paul’s CLO X DAC, Ser 2019-10X, Cl E
6.250%, VAR Euribor 3 Month+6.250%, 04/22/32	EUR	1,000	1,170
St. Paul’s CLO X DAC, Ser 2021-10X, Cl ER
6.360%, VAR Euribor 3 Month+6.360%, 04/22/35	EUR	2,000	2,273

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 112

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
THL Credit Wind River 2019-3 CLO, Ser 2019-3A, Cl E
6.791%, VAR ICE LIBOR USD 3 Month+6.550%, 04/15/31(A)		$3,500	$3,467
Toro European CLO 2 DAC, Ser 2018-2X, Cl ER
5.600%, VAR Euribor 3 Month+5.600%, 10/15/30	EUR	1,670	1,904
Toro European CLO 3 DAC, Ser 2017-3X, Cl D
3.320%, VAR Euribor 3 Month+3.320%, 04/15/30	EUR	2,000	2,326
Toro European CLO 6 DAC, Ser 2019-6X, Cl E
6.490%, VAR Euribor 3 Month+6.490%, 01/12/32	EUR	1,207	1,354
Tralee CLO V, Ser 2018-5A, Cl D
3.424%, VAR ICE LIBOR USD 3 Month+3.200%, 10/20/28(A)		3,000	2,984
Trimaran Cavu 2019-1, Ser 2019-1A, Cl E
7.264%, VAR ICE LIBOR USD 3 Month+7.040%, 07/20/32(A)		1,800	1,783
Trimaran CAVU 2019-2, Ser 2019-2A, Cl D
7.173%, VAR ICE LIBOR USD 3 Month+6.950%, 11/26/32(A)		1,750	1,733
Trimaran Cavu 2021-1, Ser 2021-1A, Cl E
6.629%, VAR ICE LIBOR USD 3 Month+6.500%, 04/23/32(A)		4,000	3,990
Venture CDO, Ser 2018-31A, Cl C1
2.174%, VAR ICE LIBOR USD 3 Month+1.950%, 04/20/31(A)		4,000	3,880
Vesey Park CLO DAC, Ser 2020-1X, Cl D
7.160%, VAR Euribor 3 Month+7.160%, 11/16/32	EUR	2,000	2,363
VIBR, Ser 2018-8A, Cl D
5.974%, VAR ICE LIBOR USD 3 Month+5.750%, 01/20/31(A)		2,000	1,748
Voya CLO 2013-3, Ser 2018-3A, Cl DR
6.123%, VAR ICE LIBOR USD 3 Month+5.900%, 10/18/31(A)		2,500	2,295
Voya Euro CLO II DAC, Ser 2019-2X, Cl E
5.900%, VAR Euribor 3 Month+5.900%, 07/15/32	EUR	1,500	1,757
Voya Euro CLO IV DAC, Ser 2020-4X, Cl E
6.650%, VAR Euribor 3 Month+6.650%, 01/15/34	EUR	690	804
Voya Euro CLO IV DAC, Ser 2020-4X, Cl F
8.530%, VAR Euribor 3 Month+8.530%, 01/15/34	EUR	305	336
York CLO-5, Ser 2018-1A, Cl E
6.232%, VAR ICE LIBOR USD 3 Month+6.010%, 10/22/31(A)		2,500	2,369
Zais CLO 5, Ser 2016-2A, Cl B
3.541%, VAR ICE LIBOR USD 3 Month+3.300%, 10/15/28(A)		4,500	4,436
Zais CLO 8, Ser 2018-1A, Cl C
1.991%, VAR ICE LIBOR USD 3 Month+1.750%, 04/15/29(A)		4,000	3,788

Total Mortgage-Backed Securities
Cost ($382,447)			393,602

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 113

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Sovereign Debt [6.4%]
Abu Dhabi Government International Bond, MTN
3.875%, 04/16/50		$991	$1,079
3.125%, 09/30/49		797	762
Angolan Government International Bond
9.500%, 11/12/25		485	509
9.375%, 05/08/48		1,324	1,252
9.125%, 11/26/49		343	320
8.250%, 05/09/28		518	498
8.000%, 11/26/29		239	225
Argentina Paris Club
2.910%, 05/30/21	CHF	2,244	1,544
Argentine Republic Government International Bond
10.250%, 02/06/03(B)	EUR	12	—
10.000%, 12/07/04(B)	EUR	1,244	—
10.000%, 01/07/05(B)	EUR	132	—
10.000%, 02/22/07(B)	EUR	25	—
9.500%, 03/04/04(B)	EUR	27	48
9.000%, 11/19/08(B)	EUR	15	—
8.750%, 02/04/03(B)	EUR	30	—
8.500%, 02/23/05(B)	EUR	630	—
8.500%, 07/30/10(B)	EUR	34	—
8.125%, 10/04/04(B)	EUR	119	—
8.125%, 04/21/08(B)	EUR	85	—
8.000%, 02/25/02(B)	EUR	2,033	—
8.000%, 02/26/08(B) (E)	EUR	114	—
8.000%, 10/30/09(B)	EUR	366	643
7.625%, 12/31/49(B) (E)	EUR	13	—
7.500%, 05/23/02(B)	EUR	52	—
7.125%, 06/10/02(B)	EUR	97	—
7.000%, 03/18/04(B)	EUR	141	—
5.870%, 03/31/23	EUR	28	49
2.500%, 07/09/41		2,233	775
2.000%, 0.00%, 0, 01/09/38(E)		1,283	473
0.125%, 1.500%, 07/09/29, 01/09/38(E)	EUR	—	—
0.125%, 1.125%, 07/09/21, 07/09/35(E)		6,118	1,839
1.000%, 07/09/29		910	329
0.500%, 07/09/29	EUR	—	—
0.125%, 0.500%, 07/09/21, 07/09/30(E)		8,104	2,729
0.000%, 07/22/03(B)	EUR	66	—
0.000%, VAR Euribor 3 Month+5.100%, 12/22/04(B)	EUR	29	—
Bahrain Government International Bond
7.500%, 09/20/47		453	474
Brazilian Government International Bond
8.250%, 01/20/34		374	497
7.125%, 01/20/37		530	650
6.000%, 04/07/26		474	545
5.625%, 01/07/41		246	256
5.625%, 02/21/47		360	367
5.000%, 01/27/45		550	523
4.625%, 01/13/28		393	416
Chile Government International Bond
3.240%, 02/06/28		203	219
Colombia Government International Bond
8.125%, 05/21/24		708	846
7.375%, 09/18/37		537	712
6.125%, 01/18/41		878	1,042
5.625%, 02/26/44		756	859
4.125%, 05/15/51		501	477
3.875%, 04/25/27		697	748
Cordoba City
7.875%, 09/29/27		8,546	4,807
Costa Rica Government International Bond
6.125%, 02/19/31		223	225
5.625%, 04/30/43		368	322
Croatia Government International Bond
6.000%, 01/26/24		1,258	1,440
Development Bank of Kazakhstan JSC
4.125%, 12/10/22		966	1,006
Dominican Republic International Bond
7.450%, 04/30/44		604	713
6.875%, 01/29/26		1,324	1,540
6.850%, 01/27/45		989	1,097
6.500%, 02/15/48		280	297
6.400%, 06/05/49		274	288
6.000%, 07/19/28		259	292
5.875%, 01/30/60		2,403	2,310
5.500%, 01/27/25		425	467
5.300%, 01/21/41(A)		604	596
4.875%, 09/23/32		2,073	2,120
Ecuador Government International Bond
0.500%, 5.000%, 07/31/21, 07/31/30(A) (E)		5,700	3,349

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 114

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
0.500%, 1.000%, 07/31/21, 07/31/21(E)		$1,411	$642
0.500%, 1.000%, 07/31/21, 07/31/35(A) (E)		12,719	5,851
0.500%, 0.500%, 07/31/21, 07/31/40(A) (E)		3,342	1,454
0.000%, 07/31/30(A) (C)		578	234
Egypt Government International Bond
8.875%, 05/29/50		1,387	1,420
8.700%, 03/01/49		611	614
8.500%, 01/31/47		1,318	1,317
7.903%, 02/21/48		1,314	1,241
7.625%, 05/29/32		493	506
7.600%, 03/01/29		496	529
6.588%, 02/21/28		314	323
5.875%, 02/16/31(A)		658	618
El Salvador Government International Bond
9.500%, 07/15/52		343	366
8.625%, 02/28/29		715	763
8.250%, 04/10/32		216	224
7.650%, 06/15/35		167	165
7.625%, 02/01/41		680	658
7.125%, 01/20/50		525	471
6.375%, 01/18/27		349	347
Export-Import Bank of India, MTN
2.250%, 01/13/31(A)		572	523
Gabon Government International Bond
6.625%, 02/06/31		745	722
6.375%, 12/12/24		603	627
Georgia Government International Bond
6.875%, 04/12/21		1,646	1,646
Ghana Government International Bond
8.950%, 03/26/51		577	548
8.875%, 05/07/42(A)		455	438
8.625%, 04/07/34(A)		578	567
8.125%, 03/26/32		401	389
7.875%, 02/11/35		295	275
7.625%, 05/16/29		447	441
0.000%, 04/07/25(C)		4,000	3,090
Guatemala Government Bond
6.125%, 06/01/50		489	568
Hungary Government International Bond
5.375%, 03/25/24		758	860
Indonesia Government International Bond, MTN
8.500%, 10/12/35		353	553
7.750%, 01/17/38		604	892
6.625%, 02/17/37		365	487
5.950%, 01/08/46		341	450
5.250%, 01/17/42		447	536
5.250%, 01/08/47		633	768
5.125%, 01/15/45		1,109	1,317
4.750%, 07/18/47		474	536
Iraq International Bond
5.800%, 01/15/28		288	273
Ivory Coast Government International Bond
6.875%, 10/17/40	EUR	894	1,102
5.875%, 10/17/31	EUR	681	845
4.875%, 01/30/32(A)	EUR	609	698
Jamaica Government International Bond
7.875%, 07/28/45		496	675
Kazakhstan Government International Bond, MTN
6.500%, 07/21/45		736	1,046
Kenya Government International Bond
8.000%, 05/22/32		550	586
Lao People’s Democratic Republic International Bond
6.875%, 06/30/21		16,560	13,248
Lebanon Government International Bond, MTN
8.250%, 04/12/21(B)		2,657	319
7.250%, 03/23/37(B)		1	—
7.050%, 11/02/35(B)		157	19
7.000%, 03/23/32(B)		898	110
6.850%, 03/23/27(B)		1,262	154
6.600%, 11/27/26(B)		624	77
6.375%, 03/09/20(B)		1,502	180
6.150%, 06/19/20(B)		1,760	211
6.100%, 10/04/22(B)		3,210	386
6.000%, 01/27/23(B)		448	55
5.800%, 04/14/20(B)		928	111
Mexico Government International Bond
6.050%, 01/11/40		276	331
5.750%, 10/12/10		550	611

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 115

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
5.550%, 01/21/45		$455	$525
4.750%, 03/08/44		382	403
3.771%, 05/24/61		1,931	1,706
3.750%, 04/19/71		1,768	1,538
2.659%, 05/24/31		452	427
Mongolia Government International Bond
5.625%, 05/01/23		216	226
5.125%, 04/07/26		288	309
Morocco Government International Bond
5.500%, 12/11/42		265	292
4.250%, 12/11/22		538	565
4.000%, 12/15/50(A)		300	266
Nigeria Government International Bond, MTN
9.248%, 01/21/49		313	345
7.696%, 02/23/38		445	438
7.625%, 11/28/47		523	508
6.500%, 11/28/27		505	522
Oman Government International Bond
7.000%, 01/25/51(A)		496	491
6.750%, 01/17/48		923	884
6.500%, 03/08/47		1,721	1,624
6.250%, 01/25/31(A)		205	215
4.750%, 06/15/26		296	304
Pakistan Government International Bond
8.875%, 04/08/51(A)		406	422
8.250%, 04/15/24		1,282	1,409
8.250%, 09/30/25		378	420
7.375%, 04/08/31(A)		940	961
6.875%, 12/05/27		985	1,031
Panama Government International Bond
9.375%, 04/01/29		356	522
8.875%, 09/30/27		375	518
7.125%, 01/29/26		110	136
6.700%, 01/26/36		630	850
4.500%, 05/15/47		344	381
4.300%, 04/29/53		750	806
4.000%, 09/22/24		265	289
Paraguay Government International Bond
5.400%, 03/30/50		410	464
4.700%, 03/27/27		291	326
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/26		620	700
4.325%, 05/28/25		233	260
Peruvian Government International Bond
8.750%, 11/21/33		1,205	1,876
7.350%, 07/21/25		770	954
5.625%, 11/18/50		567	750
3.230%, 07/28/21		355	288
2.780%, 12/01/60		858	709
Philippine Government International Bond
10.625%, 03/16/25		367	503
9.500%, 02/02/30		795	1,238
7.750%, 01/14/31		747	1,088
6.375%, 10/23/34		535	735
3.950%, 01/20/40		753	811
2.950%, 05/05/45		290	272
2.650%, 12/10/45		217	196
Province of Salta
9.500%, 03/16/22		21	18
Provincia de Buenos Aires
9.950%, 06/09/21		5,328	2,011
9.125%, 03/16/24(B)		16,145	6,135
7.875%, 06/15/27		15,850	6,043
6.500%, 02/15/23		6,500	2,389
4.000%, 0.00%, 0, 06/01/20(B) (E)	EUR	4,082	1,654
0.000%, 0.00%, 0, 05/15/35(E)		3,000	1,110
Provincia de Cordoba
3.000%, 12/10/25(B)		43,976	30,014
3.000%, 02/01/29		5,988	3,383
Provincia de Entre Rios
5.000%, 08/08/28		23,776	14,741
Qatar Government International Bond
5.103%, 04/23/48		1,008	1,277
4.817%, 03/14/49		1,864	2,288
4.400%, 04/16/50		288	335
3.250%, 06/02/26		1,152	1,254
Republic of Belarus International Bond
7.625%, 06/29/27		298	306
6.200%, 02/28/30		242	225
Republic of South Africa Government International Bond
5.875%, 05/30/22		267	282
5.875%, 06/22/30		259	278
5.750%, 09/30/49		541	500
5.650%, 09/27/47		660	609
5.000%, 10/12/46		342	295
4.300%, 10/12/28		1,129	1,114

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 116

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Romanian Government International Bond
6.750%, 02/07/22		$670	$706
6.125%, 01/22/44		118	150
4.375%, 08/22/23		1,026	1,115
4.000%, 02/14/51		2,190	2,126
3.624%, 05/26/30	EUR	310	418
3.375%, 01/28/50	EUR	753	927
3.000%, 02/14/31		182	182
Russian Foreign Bond - Eurobond
5.250%, 06/23/47		1,200	1,427
4.375%, 03/21/29		800	876
4.250%, 06/23/27		400	439
Saudi Government International Bond
5.250%, 01/16/50		1,422	1,747
5.000%, 04/17/49		1,110	1,317
4.625%, 10/04/47		323	363
4.500%, 04/22/60		462	517
3.750%, 01/21/55		813	799
3.450%, 02/02/61(A)		527	486
Sri Lanka Government International Bond
7.850%, 03/14/29		760	470
7.550%, 03/28/30		624	386
6.825%, 07/18/26		308	191
6.750%, 04/18/28		273	168
6.250%, 07/27/21		6,043	5,786
State Oil of the Azerbaijan Republic, MTN
4.750%, 03/13/23		203	215
Third Pakistan International Sukuk
5.625%, 12/05/22		604	621
Turkey Government International Bond
6.875%, 03/17/36		212	202
6.350%, 08/10/24		361	363
6.125%, 10/24/28		305	289
6.000%, 03/25/27		247	238
6.000%, 01/14/41		301	256
5.875%, 06/26/31		946	858
5.750%, 03/22/24		566	562
5.750%, 05/11/47		757	617
5.600%, 11/14/24		255	250
4.875%, 04/16/43		988	758
3.250%, 03/23/23		323	311
Ukraine Government International Bond
9.750%, 11/01/28		581	678
8.994%, 02/01/24		296	329

Description	Face Amount (000)(1)/Acquisition Cost (000)		Value (000)
7.750%, 09/01/21		$1,517	$1,545
7.750%, 09/01/23		730	788
7.750%, 09/01/24		325	352
7.750%, 09/01/25		805	877
7.750%, 09/01/26		885	962
7.750%, 09/01/27		201	216
7.375%, 09/25/32		2,643	2,665
7.253%, 03/15/33		755	753
0.000%, 05/31/40(G)		9,463	9,747
Uruguay Government International Bond
7.875%cash/0.00% PIK, 01/15/33		674	1,015
7.625%, 03/21/36		527	807
5.100%, 06/18/50		541	670
4.975%, 04/20/55		1,729	2,118
4.125%, 11/20/45		448	500
Vertical US Newco
5.250%, 07/15/27(A)		1,400	1,466
Vietnam Government International Bond
4.800%, 11/19/24		578	649
Zambia Government International Bond
8.970%, 07/30/27		1,035	588

Total Sovereign Debt
Cost ($296,384)			257,212

Life Settlement Contracts [2.8%](D)(H)(I)
American General Life #460L, Acquired 05/30/2014		303	860
American General Life #508L, Acquired 05/30/2014		2,595	2,232
American General Life #542L, Acquired 07/30/2015		83	299
American General Life #906L, Acquired 07/30/2015		479	3,058
American General Life #964L, Acquired 07/30/2015		1,459	2,187
AXA Equitable Life #0474, Acquired 11/04/2013		7,290	8,198
AXA Equitable Life #1616, Acquired 05/30/2014		3,254	3,584
AXA Equitable Life #1898, Acquired 11/04/2013		441	956
AXA Equitable Life #7233, Acquired 11/04/2013		395	2,184

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 117

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Acquisition Cost (000)		Value (000)
AXA Equitable Life #7578, Acquired 11/04/2013		2,104	$3,888
AXA Equitable Life #7857, Acquired 11/04/2013		2,297	1,300
AXA Equitable Life #8538, Acquired 11/04/2013		1,333	2,121
BlackBrush Oil & Gas, L.P., Acquired		—	—
Guardian Insurance #0346, Acquired 11/04/2013		646	2,350
Hartford Life #4700, Acquired 11/24/2015		81	212
ING Reliastar #1234, Acquired 12/05/2013		1,067	5,183
ING Reliastar #3394, Acquired 05/30/2014		3,687	6,932
ING Reliastar #4842, Acquired 11/20/2013		921	3,270
ING Reliastar #776H, Acquired 05/30/2014		1,518	1,611
John Hancock #0430, Acquired 05/30/2014		2,418	4,161
John Hancock #1929, Acquired 05/30/2014		3,812	3,737
John Hancock #5072, Acquired 05/30/2014		1,409	3,834
John Hancock #5080, Acquired 11/19/2013		313	3,829
John Hancock #5885, Acquired 05/30/2014		894	1,983
John Hancock #6686, Acquired 05/30/2014		3,035	2,857
John Hancock #6912, Acquired 05/30/2014		1,065	1,668
Lincoln National #4754, Acquired 09/17/2015		1,029	5,512
Lincoln National #4754, Acquired 09/17/2015		610	3,584
Lincoln National #5658, Acquired 09/17/2015		329	1,430
Lincoln National #7099, Acquired 09/17/2015		1,254	3,275
Lincoln National #8558, Acquired 09/17/2015		1,659	2,680
Mass Mutual #1849, Acquired 11/05/2013		2,926	4,687
Mass Mutual #5167, Acquired 05/30/2014		63	2,009
Mass Mutual #5681, Acquired 11/05/2013		288	2,857
Met Life #8MLU, Acquired 05/20/2014		1,413	989
Penn Life #8183, Acquired 10/18/2016		46	129

Description	Acquisition Cost (000)/Shares/		Value (000)
Penn Mutual #3106, Acquired 05/30/2014		1,294	$1,294
Phoenix Life #5715, Acquired 10/18/2016		569	2,583
Phoenix Life #6157, Acquired 10/18/2016		569	2,619
Phoenix Life #8499, Acquired 05/30/2014		756	1,422
Phoenix Life #8509, Acquired 05/30/2014		761	1,422
Principal Financial #6653, Acquired 10/30/2013		306	131
Security Mutual Life #5380, Acquired 10/28/2013		410	—
Transamerica #1708, Acquired 10/28/2013		957	1,642
Transamerica #8205, Acquired 10/28/2013		714	856

Total Life Settlement Contracts
(Cost $58,852)			111,615

Exchange-Traded Fund [1.5%]
iShares iBoxx High Yield Corporate Bond ETF		709,500	61,854

Total Exchange-Traded Fund
(Cost $62,247)			61,854

Convertible Bonds [0.4%]
Broadcasting & Cable [0.1%]
Cable One CV to 0.439
1.125%, 03/15/28(A)		245	247
DISH Network CV to 15.343
3.375%, 08/15/26		1,030	990
Liberty Interactive CV to 1.000
4.000%, 11/15/29		1,450	1,109

Total Broadcasting & Cable			2,346

Building & Construction [0.3%]
HTA Group CV to 68,231.440
2.875%, 03/18/27		12,200	13,471

Coal Mining [0.0%]
New World Resources CV to 1.000
4.000%cash or 8.000% PIK, 10/07/20(B)	EUR	380	11

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 118

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Shares/Acquisition Cost (000)	Value (000)
Telephones & Telecommunications [0.0%]
Digicel Group 0.5 CV to 1.000
7.000%, 10/01/69	$1,715	$1,260

Total Convertible Bonds
Cost ($15,863)		17,088

Limited Partnership [0.3%]
Cartesian LP*	10,000	11,992

Total Limited Partnership
(Cost $10,000)		11,992

Common Stock [0.2%]
Agricultural [0.0%]
Mriya Farming PLC *	2,903	—

Chemicals [0.0%]
Hexion Holdings *	21,096	316

Consumer Cyclical [0.0%]
TruKid *	232	579

Diversified Minerals [0.0%]
New World Resources, Cl A *	44,276,198	—

Energy [0.0%]
Templar Energy, Cl A *	105,419	1

Energy Equipment & Services [0.0%]
FTS International, Cl A *	26,754	662

Health Care [0.1%]
Novartex	180,000	80
Oberland Capital Healthcare Solutions LP	1,905,789	1,906

Total Health Care		1,986

Independent Energy [0.1%]
Oasis Petroleum	18,564	1,103
Whiting Petroleum *	6,967	247

Total Independent Energy		1,350

Description	Acquisition Cost (000)/ Number of Warrants	Value (000)
Manufacturing [0.0%]
Vivarte	6,000	3

Media Entertainment [0.0%]
iHeartMedia *	12,136	$220

Oil Field Services [0.0%]
Superior Energy	30,620	980

Oil, Gas & Consumable Fuels [0.0%]
Summit Midstream Partners	11,456	270

Retailers [0.0%]
Belk, Inc.	81	2
Party City Holdings *	32,495	189
Penney Borrower LLC	4,293	71

Total Retailers		262

Services [0.0%]
A’ayan Leasing & Investment KSCP	1,169,438	333
Wayne Services Legacy *	257	—

Total Services		333

Utilities [0.0%]
Longview Power LLC	64,904	146

Total Common Stock
(Cost $9,550)		7,108

Warrants [0.0%]
Chesapeake Energy,
Expires 02/12/26, Strike Price *	15,372	293
Prophylaxis,
Expires 10/07/22, Strike Price *	293	—
Toys ‘R’ Us/Hill Street
Expires 06/21/21* (J)	14,795	6

Total Warrants
(Cost $384)		299

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 119

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Shares	Value (000)
Closed-End Fund [0.0%]
Stone Ridge Reinsurance Risk Premium Interval Fund	7,310	$289

Total Closed-End Fund
(Cost $323)		289

Preferred Stock [0.0%]
[0.0%]
BlackBrush Oil & Gas, L.P.	1,265,625	367

Total Preferred Stock
(Cost $367)		367

Short-Term Investment [4.5%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	182,462,550	182,462

Total Short-Term Investment
(Cost $182,462)		182,462

Total Investments [99.8%]
(Cost $4,129,930)		$4,028,897

Percentages are based on net assets of $4,038,602 (000).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2021.

(1)	U.S. Dollars unless otherwise indicated.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2021, the value of these securities amounted to $1,122,617 (000), representing 27.8% of the net assets of the Fund.

(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(C)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(D)	Level 3 security in accordance with fair value hierarchy.

(E)	Step Bond — The rate reported is the rate in effect on March 31, 2021. The coupon on a step bond changes on a specific date.

(F)	Unsettled bank loan, Interest rate may not be available.

(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(H)	Security is considered illiquid. The total market value of such security as of March 31, 2021, was $111,615 (000) and represented 2.8% of the net assets of the Fund.

(I)	Security is considered restricted. The total market value of such securities as of March 31, 2021, was $111,615 (000) and represented 2.8% of the net assets of the Fund.

(J)	Strike Price is unavailable.

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

DAC — Designated Activity Company

EUR — Euro

Euribor — Euro Interbank Offered Rate

GBP — British Pound Sterling

ICE — Intercontinental Exchange

JPY — Japanese Yen

JSC — Joint Stock Company

LIBOR — London Interbank Offered Rates

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LP — Limited Partnership

LTD — Limited

MTN — Medium Term Note

PIK — Paid-in Kind

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Ser — Series

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR — Variable

A list of the open forward foreign currency contracts held by the Fund at March 31, 2021, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
U.S. Bank	04/21/21	USD	1,373	GBP	1,000	$6
U.S. Bank	04/09/21	USD	5,547	GBP	4,000	(33)
U.S. Bank	04/09/21	USD	11,903	EUR	10,000	(173)
U.S. Bank	04/09/21	GBP	33,045	USD	45,828	270
U.S. Bank	04/21/21	GBP	1,000	USD	1,374	(5)
U.S. Bank	04/09/21 - 04/21/21	EUR	406,912	USD	484,708	7,425
U.S. Bank	04/21/21	CHF	1,500	USD	1,695	107
U.S. Bank	04/21/21	JPY	450,000	USD	4,345	280
						$7,877

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 120

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

The following is a list of the inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$2,259,257	$—	$2,259,257
Loan Participations	—	722,428	3,324	725,752
Mortgage-Backed Securities	—	391,608	1,994	393,602
Sovereign Debt	—	257,212	—	257,212
Life Settlement Contracts	—	—	111,615	111,615
Exchange-Traded Fund	61,854	—	—	61,854
Convertible Bonds	—	17,088	—	17,088
Limited Partnership	—	11,992	—	11,992
Common Stock	5,910	1,198	—	7,108
Warrants	—	299	—	299
Closed-End Fund	289	—	—	289
Preferred Stock	—	367	—	367
Affiliated Equity Fund	—	—	—	—
Short-Term Investment	182,462	—	—	182,462
Total Investments in Securities	$250,515	$3,661,449	$116,933	$4,028,897

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$8,088	$—	$8,088
Unrealized Depreciation	—	(211)	—	(211)
Total Other Financial Instruments	$—	$7,877	$—	$7,877

*	Forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

(1)

Of the $116,933 (000) in Level 3 securities as of December 31, 2020, $111,615 (000) or 95.5% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of March 31, 2021:

	Investments in Loan Participations	Investments in Life Settlement Contracts	Investments in Sovereign Debt
Beginning balance as of October 1, 2020	$2,180	$128,281	$2
Accrued discounts/ premiums	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	1,144	(16,666)	(2)
Purchases	—	—	—
Sales/paydowns	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance as of March 31, 2021	$3,324	$111,615	$—
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(1,149)	$23,793	$2

	Investments in Mortgage-Backed Securities	Investments in Warrants
Beginning balance as of October 1, 2020	$—	$2,241
Accrued discounts/ premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	34	—
Purchases	—	—
Sales/paydowns	—	—
Transfers into Level 3	1,960	—
Transfers out of Level 3	—	(2,241)
Ending balance as of March 31, 2021	$1,994	$—
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(34)	$—

	Investments in Corporate Bonds	Total
Beginning balance as of October 1, 2020	$2	$132,706
Accrued discounts/ premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	(2)	(15,492)
Purchases	—	—
Sales/paydowns	—	—
Transfers into Level 3	—	1,960
Transfers out of Level 3	—	(2,241)
Ending balance as of March 31, 2021	$—	$116,933
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(14)	$22,598

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 121

consolidated schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (concluded)

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 31, 2021. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at March 31, 2021 (000)	Valuation Techniques
Life Settlement Contracts	$111,615	Discounted Cash Flow Model

		Observable Inputs
		Maturity Value

		Unobservable Inputs	Range
		Discount Rate	13.5%
		Expected Maturity (months)	6-130 months

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and the interrelationship between them could result in significantly higher or lower fair value measurements. Increases in projected collection rates in isolation would result in a higher fair value measurement, while increases in expected discount rates, projected default rates, and maturities of life settlement contracts, in isolation, would result in a lower fair value measurement.

For the period ended March 31, 2021, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

At March 31, 2021, the Fund had the following investments in life settlement contracts:

Year	Number of Contracts	Fair Value (000)	Face Value (Death Benefits) (000)
2022	3	$15,852,029	$23,500,000
2023	4	8,649,502	17,250,000
2024	14	48,884,743	110,000,000
2025	8	16,762,502	53,500,000
Thereafter	15	21,465,868	78,830,801
	44	$111,614,644	$283,080,801

For the period ended March 31, 2021, the net change to fair value on life settlement contracts, net of premiums paid and continuing costs disclosed in the Fund’s Consolidated Statement of Operations, as part of the unrealized appreciation/(depreciation) on investments, consisted of a net negative change to fair value on life settlement contracts of $7,757,079, offset by $11,347,804 in premiums paid and continuing costs associated with its investment in the policies. For the period ended March 31, 2021, the Fund realized gains of $5,069,618 on matured life settlement contracts, which are disclosed in the Consolidated Statement of Operations, as part of the realized gain/(loss) on investments.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 122

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Short Term Emerging Markets Debt Fund

Description	Face Amount (000)		Value (000)
Corporate Bonds [64.3%]
Banks [4.7%]
Access Bank, MTN
10.500%, 10/19/21		$9,895	$10,237
Banco Nacional de Costa Rica
5.875%, 04/25/21		400	400
Industrial Subordinated Trust
8.250%, 07/27/21		200	200

Total Banks			10,837

Building-Heavy Construct [0.0%]
Andrade Gutierrez International
11.000% cash/12.000% PIK, 08/20/21		201	111
11.000%, 08/20/21(A)		1	—

Total Building-Heavy Construct			111

Electric Utilities [2.7%]
Instituto Costarricense de Electricidad
6.950%, 11/10/21		6,190	6,274

Entertainment & Gaming [5.6%]
NagaCorp
9.375%, 05/21/21		12,641	12,693

Paper & Related Products [5.8%]
Eldorado International Finance GmbH
8.625%, 06/16/21		13,177	13,151

Petroleum & Fuel Products [24.2%]
Georgian Oil and Gas JSC
6.750%, 04/26/21		13,342	13,273
Pan American Energy
7.875%, 05/07/21		2,175	2,139
Tullow Oil Jersey
6.625%, 07/12/21		32,800	31,898
YPF
9.000%, 01/01/23		9,558	7,795

Total Petroleum & Fuel Products			55,105

Real Estate Oper/Develop [9.2%]
Alam Sutera Realty
6.000%cash/0.000% PIK, 05/02/24		10,399	8,683
Global Prime Capital Pte
7.250%, 04/26/21		12,308	12,321

Total Real Estate Oper/Develop			21,004

Telephones & Telecommunications [8.6%]
Telecom Argentina
6.500%, 06/15/21		19,636	19,557

Transportation Services [3.5%]
Global Liman Isletmeleri
8.125%, 11/14/21		5,147	4,384
Ukraine Railways via Shortline
9.875%, 09/15/21		3,578	3,632

Total Transportation Services			8,016

Total Corporate Bonds
(Cost $149,373)			146,748

Sovereign Debt [23.3%]
Lao People’s Democratic Republic International Bond
6.875%, 06/30/21		15,000	12,000
Namibia International Bonds
5.500%, 11/03/21		2,800	2,837
Oman Government International Bond
3.625%, 06/15/21		629	630
Provincia de Buenos Aires
4.000%, 06/01/20(B)	EUR	9,491	4,007
Provincia de Cordoba
3.000%, 12/10/25(B)		12,375	8,446
Provincia de Neuquen Argentina
7.875%, 04/26/21		167	88
Senegal Government International Bond
8.750%, 05/13/21		1,400	1,400
Sri Lanka Government International Bond
6.250%, 07/27/21		13,300	12,735
Third Pakistan International Sukuk
5.500%, 10/13/21		8,806	8,889

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 123

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Short Term Emerging Markets Debt Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
Ukraine Government International Bond
7.750%, 09/01/21	$2,000	$2,035

Total Sovereign Debt
(Cost $65,281)		53,067

Short-Term Investment [10.8%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	24,609,653	24,610

Total Short-Term Investment
(Cost $24,610)		24,610

Total Investments [98.4%]
(Cost $239,264)		$224,425

Percentages are based on net assets of $228,126 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2021.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2021, the value of these securities amounted to $0 (000), representing 0.0% of the net assets of the Fund.

(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

Cl — Class

EUR — Euro

JSC — Joint Stock Company

MTN — Medium Term Note

PIK — Payment In-Kind

USD — U.S. Dollar

A list of the open forward foreign currency contracts held by the Fund at March 31, 2021, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
U.S. Bank	04/21/21	USD	7,995	EUR	6,700	$(135)
U.S. Bank	04/21/21	EUR	10,200	USD	12,414	448
						$313

The following is a list of the inputs used as of March 31, 2021, is valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$146,748	$—	$146,748
Sovereign Debt	—	53,067	—	53,067
Short-Term Investment	24,610	—	—	24,610
Total Investments in Securities	$24,610	$199,815	$—	$224,425

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$448	$—	$448
Unrealized Depreciation	—	(135)	—	(135)
Total Other Financial Instruments	$—	$313	$—	$313

*	Forwards contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended March 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 124

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Dividend & Income Fund

Description	Shares	Value (000)
Common Stock [96.6%]
Communication Services [6.4%]
AT&T	188,500	$5,706
BCE	70,000	3,160
Verizon Communications	119,167	6,929

Total Communication Services		15,795

Consumer Staples [16.8%]
Altria Group	144,550	7,395
Clorox	29,700	5,729
Coca-Cola	81,772	4,310
General Mills	72,780	4,463
Hershey	25,400	4,017
Kimberly-Clark	21,200	2,948
Philip Morris International	69,300	6,150
Procter & Gamble	49,349	6,683

Total Consumer Staples		41,695

Energy [4.2%]
Chevron	44,500	4,663
ConocoPhillips	30,000	1,589
Marathon Petroleum	76,000	4,065

Total Energy		10,317

Financials [18.8%]
Ares Capital	165,100	3,089
Arthur J Gallagher	29,400	3,668
Cincinnati Financial	60,650	6,253
Citizens Financial Group	105,500	4,658
Compass Diversified Holdings (A)	198,000	4,584
Fifth Third Bancorp	163,400	6,119
Hartford Financial Services Group	69,700	4,655
JPMorgan Chase	22,700	3,455
KeyCorp	212,800	4,252
MetLife	97,000	5,897

Total Financials		46,630

Health Care [5.8%]
Bristol-Myers Squibb	69,400	4,381
Merck	73,150	5,639
Pfizer	119,444	4,328

Total Health Care		14,348

Industrials [8.0%]
Eaton	30,000	4,148
Emerson Electric	52,000	4,692
Lockheed Martin	30,117	11,128

Total Industrials		19,968

Information Technology [11.8%]
Cisco Systems	133,800	6,919
Intel	146,000	9,344
Paychex	68,200	6,685
Qualcomm	48,700	6,457

Total Information Technology		29,405

Materials [4.3%]
International Paper	89,500	4,839
Sonoco Products	84,650	5,358
Westrock	11,000	573

Total Materials		10,770

REITs [9.1%]
Crown Castle International	25,600	4,407
Healthcare Trust of America, Cl A	141,200	3,894
Mid-America Apartment Communities	36,000	5,197
National Retail Properties	69,800	3,076
Prologis	56,689	6,009

Total REITs		22,583

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 125

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale Dividend & Income Fund (concluded)

Description	Shares	Value (000)
Utilities [11.4%]
American Electric Power	34,900	$2,956
Avangrid	67,600	3,367
Dominion Energy	47,300	3,593
Duke Energy	68,006	6,565
Entergy	47,800	4,755
Eversource Energy	44,542	3,857
Pinnacle West Capital	38,235	3,110

Total Utilities		28,203

Total Common Stock
(Cost $172,296)		239,714

Exchange-Traded Fund [1.8%]
Invesco Preferred ETF	291,000	4,365

Total Exchange-Traded Fund
(Cost $4,264)		4,365

Preferred Stock [1.0%]
Financials [0.3%]
AmTrust Financial Services, 7.500%	10,000	210
MetLife, 5.625%	10,000	273
Truist Financial, 4.750%	10,000	258

Total Financials		741

REITs [0.6%]
Brookfield Property Partners, 5.750%	7,500	186
National Retail Properties, 5.200%	10,000	256
National Storage Affiliates Trust, 6.000%	20,000	528
PS Business Parks, 5.200%	10,000	260
Public Storage, 5.150%	10,000	260

Total REITs		1,490

Utilities [0.1%]
Brookfield Renewable Partners, 5.250%	10,000	261
Dominion Energy, 5.250%	5,000	128

Total Utilities		389

Total Preferred Stock
(Cost $2,563)		2,620

Short-Term Investment [0.3%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	653,350	$653

Total Short-Term Investment
(Cost $653)		653

Total Investments [99.7%]
(Cost $179,776)		$247,352

Percentages are based on net assets of $248,141 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2021.

(A)	Security is a Master Limited Partnership. At March 31, 2021, such securities amounted to $4,584 (000), or 1.8% of the net assets of the Fund.

Cl — Class

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

As of March 31, 2021, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2021, there have been no transfers in or out of Level 3.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 126

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Common Stock [97.1%]
Aerospace & Defense [1.6%]
L3Harris Technologies	10,000	$2,027
Northrop Grumman	12,000	3,883

Total Aerospace & Defense		5,910

Beverages [1.8%]
PepsiCo	49,000	6,931

Capital Markets [4.6%]
Blackstone Group, Cl A (A)	87,000	6,484
CME Group, Cl A	36,000	7,352
S&P Global	10,000	3,529

Total Capital Markets		17,365

Chemicals [1.5%]
Sherwin-Williams	7,700	5,683

Commercial Banks [2.7%]
JPMorgan Chase	68,000	10,352

Commercial Services & Supplies [2.4%]
Cintas	27,000	9,215

Consumer Finance [2.9%]
Ally Financial	165,000	7,459
Synchrony Financial	86,000	3,497

Total Consumer Finance		10,956

Diversified Financial Services [1.8%]
Berkshire Hathaway, Cl B *	27,000	6,898

Electric Utilities [1.6%]
NextEra Energy	80,000	6,049

Food & Staples Retailing [3.6%]
Costco Wholesale	21,000	7,402
Walmart	46,000	6,248

Total Food & Staples Retailing		13,650

Health Care Equipment & Supplies [2.7%]
Danaher	18,000	4,051
Edwards Lifesciences *	75,000	6,273

Total Health Care Equipment & Supplies		10,324

Health Care Providers & Services [4.6%]
HCA Healthcare	18,000	3,390
UnitedHealth Group	38,000	14,139

Total Health Care Providers & Services		17,529

Hotels, Restaurants & Leisure [5.7%]
Expedia Group *	28,000	4,819
McDonald’s	33,000	7,397
Starbucks	86,000	9,397

Total Hotels, Restaurants & Leisure		21,613

Industrial Conglomerates [0.7%]
Roper Technologies	7,000	2,823

Insurance [1.9%]
Aon, Cl A	32,000	7,364

Interactive Media & Services [3.5%]
Alphabet, Cl A *	4,200	8,663
Facebook, Cl A *	16,000	4,712

Total Interactive Media & Services		13,375

Internet & Catalog Retail [3.0%]
Alibaba Group Holding ADR *	28,000	6,348
Amazon.Com *	1,600	4,951

Total Internet & Catalog Retail		11,299

IT Services [9.3%]
Accenture, Cl A	36,000	9,945

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 127

schedule of investments
March 31, 2021 (Unaudited)
City National Rochdale U.S. Core Equity Fund (concluded)

Description	Shares	Value (000)
Mastercard, Cl A	34,000	$12,106
Visa, Cl A	63,000	13,339

Total IT Services		35,390

Life Sciences Tools & Services [3.7%]
Charles River Laboratories International *	22,000	6,376
Thermo Fisher Scientific	17,000	7,759

Total Life Sciences Tools & Services		14,135

Machinery [1.9%]
Trane Technologies	44,000	7,285

Media [1.8%]
Comcast, Cl A	126,000	6,818

Pharmaceuticals [2.5%]
Johnson & Johnson	20,000	3,287
Zoetis, Cl A	40,000	6,299

Total Pharmaceuticals		9,586

Professional Services [0.9%]
TransUnion	39,000	3,510

Real Estate Investment Trusts [1.3%]
Equinix	7,000	4,757

Road & Rail [1.1%]
Old Dominion Freight Line	17,000	4,087

Semiconductors & Semiconductor Equipment [5.0%]
Applied Materials	31,000	4,142
ASML Holding, Cl G	11,000	6,791
NXP Semiconductors	41,000	8,255

Total Semiconductors & Semiconductor Equipment		19,188

Software [8.6%]
Adobe *	20,000	9,507
Microsoft	98,000	23,106

Total Software		32,613

Specialty Retail [4.2%]
Home Depot	40,000	12,210
TJX	54,000	3,572

Total Specialty Retail		15,782

Technology Hardware, Storage & Peripherals [4.8%]
Apple	148,000	18,078

Telephones & Telecommunications [2.3%]
Walt Disney *	48,000	8,857

Water Utilities [1.3%]
American Water Works	32,000	4,797

Wireless Telecommunication Services [1.8%]
T-Mobile US *	55,000	6,891

Total Common Stock
(Cost $184,459)		369,110

Short-Term Investment [2.7%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	10,148,001	10,148

Total Short-Term Investment
(Cost $10,148)		10,148

Total Investments [99.8%]
(Cost $194,607)		$379,258

Percentages are based on net assets of $380,086 (000).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2021.

(A)	Security is a Master Limited Partnership. At March 31, 2021, such securities amounted to $6,484 (000), or 1.7% of the net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

As of March 31, 2021, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 128

statements of assets and liabilities (000)
March 31, 2021 (Unaudited)

	City National Rochdale Government Money Market Fund	City National Rochdale Government Bond Fund		City National Rochdale Corporate Bond Fund	City National Rochdale California Tax Exempt Bond Fund
ASSETS:
Cost of securities (including repurchase agreements)	$4,230,404	$33,777		$126,778	$75,341
Investments in securities, at value	$3,687,404	$34,651		$125,596	$77,855
Repurchase agreements, at value	543,000	—		—	—
Affiliated Investments, at value	—	—		3,649	—
Dividend and interest receivable	958	127		961	955
Receivable for investment securities sold	—	—		—	—
Receivable for capital shares sold	47,863	109		400	190
Foreign tax reclaim receivable	—	—		9	—
Receivable due from investment adviser	—	13		—	6
Prepaid expenses	976	6		8	7
Total Assets	$4,280,201	$34,906		$130,623	$79,013

LIABILITIES:
Payable for income distributions	$13	$22		$92	$54
Payable for capital shares redeemed	87,757	1		32	61
Payable for investment securities purchased	—	—		—	471
Investment advisory fees payable	142	—		24	—
Shareholder servicing and distribution fees payable	885	—		28	17
Administrative fees payable	69	15		17	16
Trustee fees payable	—	7		2	1
Audit expense payable	—	9		—	—
Accrued expenses	33	4		15	26
Total Liabilities	$88,899	$58		$210	$646
Net Assets	$4,191,302	$34,848		$130,413	$78,367

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$4,191,288	$34,597		$127,580	$75,871
Total distributable earnings/(loss)	14	251		2,833	2,496
Net Assets	$4,191,302	$34,848		$130,413	$78,367

Class N Shares:
Net Assets	$443,519	$2,841		$12,633	$7,316
Total shares outstanding at end of year	443,509	264		1,181	675
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	$10.77	*	$10.70	$10.83	*

Class S Shares:
Net Assets	$542,073	$—		$—	$—
Total shares outstanding at end of year	542,063	—		—	—
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	$—		$—	$—

Servicing Class Shares:
Net Assets	$3,205,710	$32,007		$117,780	$71,051
Total shares outstanding at end of year	3,205,720	2,976		11,027	6,580
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	$10.75	*	$10.68	$10.80	*

*	NAV per share as of March 31, 2021 does not calculate to the stated NAV per share due to rounding of net assets and shares.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 129

statements of assets and liabilities (000)/ consolidated statement of assets and liabilities (000)
March 31, 2021 (Unaudited)

	City National Rochdale Municipal High Income Fund		City National Rochdale Intermediate Fixed Income Fund		City National Rochdale Fixed Income Opportunities Fund (Consolidated)	City National Rochdale Short Term Emerging Markets Debt Fund
ASSETS:
Cost of securities (including affiliated investments and repurchase agreements)	$1,732,315		$106,454		$4,129,930	$239,264
Investments in securities, at value	$1,824,330		$106,306		$4,028,897	$224,425
Affilliated investments, at value	—		2,963		—	—
Cash	1		—		5,323	3
Foreign currency(1)	—		—		5,714	—
Dividend and interest receivable	21,743		651		42,187	4,240
Foreign tax reclaim receivable	—		22		427	26
Receivable for capital shares sold	5,335		8,184		13,882	—
Receivable for investment securities sold	—		—		102,265	—
Unrealized gain on forward foreign currency contracts	—		—		8,088	448
Prepaid expenses	41		7		87	13
Total Assets	$1,851,450		$118,133		$4,206,870	$229,155

LIABILITIES:
Payable for investment securities purchased	$5,323		$—		$157,168	$—
Payable for income distributions	2,833		—		—	467
Payable for capital shares redeemed	1,893		7,790		6,835	240
Unrealized loss on forward foreign currency contracts	—		—		211	135
Investment advisory fees payable	775		16		1,712	89
Shareholder servicing and distribution fees payable	637		20		1,720	50
Trustee fees payable	3		2		5	2
Custodian fees payable	—		24		—	—
Administrative fees payable	66		16		69	18
Accrued expenses	81		33		548	28
Total Liabilities	$11,611		$7,901		$168,268	$1,029
Net Assets	$1,839,839		$110,232		$4,038,602	$228,126

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$1,807,394		$106,093		$4,452,991	$287,774
Total distributable earnings/(loss)	32,445		4,139		(414,389)	(59,648)
Net Assets	$1,839,839		$110,232		$4,038,602	$228,126

Institutional Class Shares:
Net Assets	$—		$10,755		$—	$—
Total shares outstanding at end of year	—		397		—	—
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—		$27.12	*	$—	$—

Class N Shares:
Net Assets	$1,158,819		$99,477		$4,038,602	$—
Total shares outstanding at end of year	106,251		3,667		173,497	—
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$10.91		$27.13		$23.28	$—

Servicing Class Shares:
Net Assets	$681,020		$—		$—	$228,126
Total shares outstanding at end of year	62,409		—		—	29,256
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$10.91	*	$—		$—	$7.80

(1)	Cost of foreign currency $5,716 (000).

*	NAV per share as of March 31, 2021, does not calculate to the stated NAV per share due to rounding of Net Assets and Shares.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 130

statements of assets and liabilities (000)
March 31, 2021 (Unaudited)

	City National Rochdale Dividend & Income Fund	City National Rochdale U.S. Core Equity Fund
ASSETS:
Cost of securities	$179,776	$194,607
Investments in securities, at value	$247,352	$379,258
Cash	18	—
Dividend and interest receivable	572	53
Foreign tax reclaim receivable	35	20
Receivable for capital shares sold	435	1,181
Prepaid expenses	10	12
Total Assets	$248,422	$380,524

LIABILITIES:
Payable for capital shares redeemed	$38	$152
Investment advisory fees payable	104	126
Shareholder servicing and distribution fees payable	104	119
Administrative fees payable	18	20
Payable to custodian	—	5
Trustee fees payable	2	2
Accrued expenses	15	14
Total Liabilities	$281	$438
Net Assets	$248,141	$380,086

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$183,691	$178,080
Total distributable earnings/(loss)	64,450	202,006
Net Assets	$248,141	$380,086

Institutional Class Shares:
Net Assets	$—	$4,287
Total shares outstanding at end of year	—	180
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—	$23.79	*

Class N Shares:
Net Assets	$248,141	$198,292
Total shares outstanding at end of year	6,263	8,441
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$39.62	$23.49

Servicing Class Shares:
Net Assets	$—	$177,507
Total shares outstanding at end of year	—	7,540
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—	$23.54

*	NAV per share as of March 31, 2021 does not calculate to the stated NAV per share due to rounding of net assets and shares.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 131

statements of operations (000)
For the six months ended March 31, 2021 (Unaudited)

	City National Rochdale Government Money Market Fund	City National Rochdale Government Bond Fund	City National Rochdale Corporate Bond Fund	City National Rochdale California Tax Exempt Bond Fund
INVESTMENT INCOME:
Dividend Income	$—	$—	$4	$1
Dividend Income from Affiliated Investments	—	—	133	—
Interest Income	2,259	307	1,306	725
Total Investment Income	2,259	307	1,443	726

EXPENSES:
Investment Advisory Fees	5,418	82	264	107
Shareholder Servicing Fees — Class N(1)	1,308	7	30	18
Shareholder Servicing Fees — Class S(1)	1,673	—	—	—
Shareholder Servicing Fees — Servicing Class	4,018	44	150	90
Administration Fees	416	90	98	94
Transfer Agent Fees	111	1	4	2
Trustee Fees	75	16	18	17
Professional Fees	144	8	11	12
Custody Fees	81	1	2	1
Registration Fees	82	1	3	2
Printing Fees	37	—	1	1
Insurance and Other Expenses	195	8	16	8
Total Expenses	13,558	258	597	352
Less, Waivers of:
Investment Advisory Fees	(4,584)	(82)	(78)	(96)
Shareholder Servicing Fees — Class N(1)	(1,301)	—	—	—
Shareholder Servicing Fees — Class S(1)	(1,670)	—	—	—
Shareholder Servicing Fees — Servicing Class	(4,110)	—	—	—
Reimbursement of Expenses from Investment Advisor	—	(25)	—	—
Net Expenses	1,893	151	519	256

Net Investment Income	366	156	924	470
Net Realized Gain (Loss):
Investments	—	151	1,165	(23)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(604)	(2,266)	(779)
Affiliated Investments	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	$366	$(297)	$(177)	$(332)

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 132

statements of operations (000)/ consolidated statement of operations (000)
For the six months ended March 31, 2021 (Unaudited)

	City National Rochdale Municipal High Income Fund	City National Rochdale Intermediate Fixed Income Fund	City National Rochdale Fixed Income Opportunities Fund (Consolidated)	City National Rochdale Short Term Emerging Markets Debt Fund
INVESTMENT INCOME:
Dividend Income	$4	$—	$1,812	$1
Dividend Income from Affiliated Investments	—	108
Interest Income	35,823	1,149	132,845	11,521
Less: Foreign Taxes Withheld	—	2	—	—
Total Investment Income	35,827	1,259	134,657	11,522

EXPENSES:
Investment Advisory Fees	4,377	213	9,837	637
Shareholder Servicing Fees — Class N(1)	2,771	243	9,837	—
Shareholder Servicing Fees — Servicing Class	803	—	—	318
Administration Fees	253	96	437	108
Transfer Agent Fees	47	3	106	7
Trustee Fees	41	17	101	20
Professional Fees	64	10	167	15
Custody Fees	31	2	316	23
Registration Fees	35	2	78	6
Printing Fees	16	1	36	2
Insurance and Other Expenses	144	13	402	32
Total Expenses	8,582	600	21,317	1,168
Less, Waivers of:
Investment Advisory Fees	—	(86)	(6)	9
Net Expenses	8,582	514	21,311	1,177

Net Investment Income	27,245	745	113,346	10,345
Net Realized Gain (Loss) from:
Securities Transactions	1,333	1,405	(2,978)	(3,031)
Forward Foreign Currency Contracts	—	—	(3,963)	(413)
Foreign Currency Transactions	—	—	6,025	335
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	48,077	(2,944)	145,002	18,763
Affiliated Investments		(295)	—	—
Forward Foreign Currency Contracts	—	—	3,138	297
Foreign Currency Translations	—	—	551	—
Net Increase (Decrease) in Net Assets Resulting from Operations	$76,655	$(1,089)	$261,121	$26,296

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 133

statements of operations (000)
For the six months ended March 31, 2021 (Unaudited)

	City National Rochdale Dividend & Income Fund	City National Rochdale U.S. Core Equity Fund
INVESTMENT INCOME:
Dividend Income	$4,211	$2,267
Interest Income	—	—
Less: Foreign Taxes Withheld	(12)	(2)
Total Investment Income	4,199	2,265

EXPENSES:
Investment Advisory Fees	589	710
Shareholder Servicing Fees — Class N(1)	589	231
Shareholder Servicing Fees — Servicing Class	—	207
Administration Fees	106	116
Transfer Agent Fees	6	10
Trustee Fees	19	21
Professional Fees	15	18
Custody Fees	4	6
Registration Fees	5	6
Printing Fees	2	3
Insurance and Other Expenses	14	23
Total Expenses	1,349	1,351
Less, Waivers of:
Recovery of Investment Advisory Fees Previously Waived(2)	—	231
Net Expenses	1,349	1,582

Net Investment Income (Loss)	2,850	683
Net Realized Loss from:
Securities Transactions	5,771	18,488
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	20,769	25,784
Net Increase (Decrease) in Net Assets Resulting from Operations	$29,390	$44,955

(1)	Includes class specific distribution expenses.

(2)	See Note 5 for advisory fees recovered.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 134

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CITY NATIONAL ROCHDALE FUNDS | PAGE 135

statements of changes in net assets (000)
For the six months ended March 31, 2021 (Unaudited) and year ended September 30, 2020

	City National Rochdale Government Money Market Fund		City National Rochdale Government Bond Fund
	2021	2020	2021	2020
OPERATIONS:
Net Investment Income	$366	$15,014	$156	$429
Net Realized Gain (Loss) from Security Transactions	—	—	151	114
Net Change in Unrealized Appreciation (Depreciation) on Investments and Affiliated Investments	—	—	(604)	1,157
Net Increase (Decrease) in Net Assets Resulting from Operations	366	15,014	(297)	1,700

DISTRIBUTIONS:
Class N	(25)	(1,077)	(9)	(24)
Class S	(25)	(1,124)	—	—
Servicing Class	(329)	(12,791)	(155)	(434)
Total Distributions	(379)	(14,992)	(164)	(458)

CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	—	—	—	11
Shares Redeemed	—	—	—	(13)
(Decrease) in Net Assets from Institutional Class Share Transactions	—	—	—	(2)

Class N:
Shares Issued	244,570	920,464	125	271
Shares Issued in Lieu of Dividends and Distributions	25	1,077	7	20
Shares Redeemed	(324,638)	(618,068)	(145)	(313)
Increase (Decrease) in Net Assets from Class N Share Transactions	(80,043)	303,473	(13)	(22)

Class S:
Shares Issued	1,116,741	1,321,522	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	(995,822)	(1,186,148)	—	—
Increase (Decrease) in Net Assets from Class S Share Transactions	120,919	135,374	—	—

Servicing Class:
Shares Issued	3,225,296	7,218,391	2,052	4,277
Shares Issued in Lieu of Dividends and Distributions	243	10,485	21	54
Shares Redeemed	(3,235,907)	(6,049,690)	(6,787)	(9,016)
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	(10,368)	1,179,186	(4,714)	(4,685)

Net Increase (Decrease) in Net Assets from Share Transactions	30,508	1,618,033	(4,727)	(4,709)
Total Increase (Decrease) in Net Assets	30,495	1,618,055	(5,188)	(3,467)

NET ASSETS:
Beginning of Year/Period	4,160,807	2,542,752	40,036	43,503
End of Year/Period	$4,191,302	$4,160,807	$34,848	$40,036

(1)	See Note 9 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 136

City National Rochdale Corporate Bond Fund		City National Rochdale California Tax Exempt Bond Fund		City National Rochdale Municipal High Income Fund
2021	2020	2021	2020	2021	2020

$924	$2,525	$470	$1,108	$27,245	$52,834
1,165	873	(23)	427	1,333	(38,887)
(2,266)	2,143	(779)	673	48,077	(9,731)
(177)	5,541	(332)	2,208	76,655	4,216

(70)	(172)	(46)	(88)	(18,022)	(32,117)
—	—	—	—	—	—
(844)	(2,376)	(552)	(1,021)	(11,254)	(20,716)
(914)	(2,548)	(598)	(1,109)	(29,276)	(52,833)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

2,037	3,821	907	1,075	182,979	332,651
61	146	27	50	11,241	19,769
(1,190)	(1,330)	(948)	(1,996)	(119,405)	(163,321)
908	2,637	(14)	(871)	74,815	189,099

—	18,867	—	—	—	—
—	251	—	—	—	—
—	(24,751)	—	—	—	—
—	(5,633)	—	—	—	—

13,238	—	10,501	15,197	102,975	148,790
95	—	83	164	1,581	2,539
(16,391)	—	(9,625)	(22,467)	(49,547)	(94,095)
(3,058)	—	959	(7,106)	55,009	57,234

(2,150)	(2,996)	945	(7,977)	129,824	246,333
(3,241)	(3)	15	(6,878)	177,203	197,716

133,654	133,657	78,352	85,230	1,662,636	1,464,920
$130,413	$133,654	$78,367	$78,352	$1,839,839	$1,662,636

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 137

statements of changes in net assets (000)/ consolidated statement of changes in net assets (000)
For the six months ended March 31, 2021 (Unaudited) and year ended September 30, 2020

	City National Rochdale Intermediate Fixed Income Fund		City National Rochdale Fixed Income Opportunities Fund (Consolidated)
	2021	2020	2021	2020
OPERATIONS:
Net Investment Income (Loss)	$745	$2,071	$113,346	$237,259
Net Realized Gain (Loss) from:
Security Transactions and Purchased Options	1,405	2,437	(2,978)	(92,760)
Foreign Currency Transactions	—	—	2,062	(39,113)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Swap Contracts	(3,239)	1,986	145,002	(185,067)
Foreign Currency Translations	—	—	3,689	631
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,089)	6,494	261,121	(79,050)

DISTRIBUTIONS:
Institutional Class	(109)	(121)	—	—
Class N	(662)	(1,938)	(144,249)	(211,921)
Servicing Class	—	—	—	—
Class Y	—	—	—	—
Return of Capital:
Class N	—	—	—	—
Servicing Class	—	—	—	—
Class Y	—	—	—	—
Total Distributions	(771)	(2,059)	(144,249)	(211,921)

CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	13,914	2,333	—	—
Shares Issued in Lieu of Dividends and Distributions	29	50	—	—
Shares Redeemed	(8,457)	(1,332)	—	—
Increase (Decrease) in Net Assets from Institutional Class Share Transactions	5,486	1,051	—	—

Class N:
Shares Issued	17,708	25,669	636,865	1,621,835
Shares Issued in Lieu of Dividends and Distributions	649	1,894	110,925	162,832
Shares Redeemed	(17,055)	(46,759)	(565,161)	(1,170,706)
Increase (Decrease) in Net Assets from Class N Share Transactions	1,302	(19,196)	182,629	613,961

Servicing Class:
Shares Issued	—	—	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	—	—	—	—
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	—	—	—	—

Class Y:
Shares Issued	—	—	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Redemption Fees	—	—	—	—
Shares Redeemed	—	—	—	—
Increase in Net Assets from Class Y Share Transactions	—	—	—	—
Net Increase (Decrease) in Net Assets from Share Transactions	6,788	(18,145)	182,629	613,961
Total Increase (Decrease) in Net Assets	4,928	(13,710)	299,501	322,990

NET ASSETS:
Beginning of Year/Period	105,304	119,014	3,739,101	3,416,111
End of Year/Period	$110,232	$105,304	$4,038,602	$3,739,101

(1)	See Note 9 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 138

City National Rochdale Short Term Emerging Markets Debt Fund		City National Rochdale Dividend & Income Fund		City National Rochdale U.S. Core Equity Fund
2021	2020	2021	2020	2021	2020

$10,345	$26,591	$2,850	$4,496	$683	$1,224

(3,031)	(4,122)	5,771	(9,768)	18,488	(1,138)
(78)	(838)	—	—	—	—

18,763	(27,702)	20,769	(20,233)	25,784	32,839
297	(46)	—	—	—	—
26,296	(6,117)	29,390	(25,505)	44,955	32,925

—	—	—	—	(15)	(22)
—	—	(3,517)	(6,933)	(235)	(4,592)
—	—	—	—	(414)	(4,920)
(47,809)	(26,735)	—	—	—	—

—	—	—	(2,077)	—	(10)
—	—	—	—	—	(16)
—	(3,741)	—	—	—	—
(47,809)	(30,476)	(3,517)	(9,010)	(664)	(9,560)

—	—	—	—	114	5,254
—	—	—	—	2	17
—	—	—	—	(2,077)	(550)
—	—	—	—	(1,961)	4,721

—	—	35,294	58,381	19,651	35,598
—	—	2,301	5,846	175	4,013
—	—	(37,424)	(54,769)	(15,905)	(37,715)
—	—	171	9,458	3,921	1,896

—	—	—	—	15,474	19,982
—	—	—	—	38	370
—	—	—	—	(14,068)	(40,980)
—	—	—	—	1,444	(20,628)

6	83,486	—	—	—	—
28,718	17,969	—	—	—	—
—	8	—	—	—	—
(36,483)	(28,584)	—	—	—	—
(7,759)	72,879	—	—	—	—
(7,759)	72,879	171	9,458	3,404	(14,011)
(29,272)	36,286	26,044	(25,057)	47,695	9,354

257,398	221,112	222,097	247,154	332,391	323,037
$228,126	$257,398	$248,141	$222,097	$380,086	$332,391

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 139

consolidated statement of cash flows (000)
For the period ended March 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets from operations	$261,103
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investment securities	(4,461,762)
Proceeds from disposition of investment securities	4,407,592
Amortization (accretion of market discount)	(29,722)
Premium payments	(68,211)
Net realized loss on investments	(13,623)
Net change in unrealized appreciation on investments	(101,001)

Changes in assets:
Dividend and interest receivable	2,059
Reclaim receivable	(85)
Receivable for investment securities sold	(60,286)
Unrealized gain on forward foreign currency contracts	(2,459)
Prepaid expenses	(31)

Changes in liabilities:
Payable for investment securities purchased	40,162
Unrealized loss on forward foreign currency contracts	(678)
Trustee fees payable	5
Investment advisory fees payable	178
Shareholder servicing and distribution fees payable	130
Administrative fees payable	5
Accrued expenses	58
Net Cash Used in Operating Activities	(26,566)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	634,072
Cost of shares redeemed	99,549
Distributions	(709,410)
Net cash provided by financing activities	24,211
Net change in cash	(2,355)
Cash at beginning of period	13,392
Cash at end of period	$11,037

NON-CASH FINANCING ACTIVITIES:
Reinvestments of dividends and distributions	$144,249

The following table provides a reconciliation of cash and foreign currency reported on the statement of assets and liabilities to the total of such amounts shown in this statement of cash flows.

Balance at the end of the period
Cash	$5,323
Foreign Currency	5,714
Total Cash and Foreign Currency	$11,037

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 140

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CITY NATIONAL ROCHDALE FUNDS | PAGE 141

financial highlights/consolidated financial highlights
For a Share Outstanding Throughout Each Period For the six months ended March 31, 2021 (Unaudited) and the year or period ended September 30,

	Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities†	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Net Investment Income to Average Net Assets(1)(2)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate
City National Rochdale Government Money Market Fund
Class N (commenced operations on June 21, 1999)
2021	$ 1.00	$ 0.000*	$ 0.000*	$ (0.000)*	$ —	$ 1.00	0.01%	$ 443,519	0.10%	0.01%	0.86%	—%
2020	1.00	0.003	0.001	(0.004)	—	1.00	0.42	523,559	0.38	0.27	0.88	—
2019	1.00	0.016	0.000*	(0.016)	—	1.00	1.58	220,083	0.76	1.55	0.87	—
2018	1.00	0.007	0.000*	(0.007)	—	1.00	0.71	994,591	0.88	0.69	0.86	—
2017	1.00	0.001	0.000*	(0.001)	—	1.00	0.06	1,099,005	0.60	0.05	0.86	—
2016	1.00	0.000*	0.000*	(0.000)*	—	1.00	0.02	3,870,786	0.30	0.02	0.86	—
Class S (commenced operations on October 6, 1999)
2021	$ 1.00	$ 0.000*	$ 0.000*	$ (0.000)*	$ —	$ 1.00	0.01%	$ 542,073	0.09%	0.02%	0.56%	—%
2020	1.00	0.003	0.000*	(0.003)	—	1.00	0.35	421,153	0.50	0.31	1.03	—
2019	1.00	0.014	0.000*	(0.014)	—	1.00	1.43	285,778	0.91	1.43	1.02	—
2018	1.00	0.006	0.000*	(0.006)	—	1.00	0.62	1,070,474	0.95	0.64	1.03	—
2017	1.00	0.001	0.000*	(0.001)	—	1.00	0.06	841,246	0.67	0.06	1.06	—
2016	1.00	0.000*	0.000*	(0.000)*	—	1.00	0.02	882,925	0.31	0.02	1.06	—
Servicing Class (commenced operations on April 3, 2000)^^
2021	$ 1.00	$ 0.000*	$ 0.000*	$ (0.000)*	$ —	$ 1.00	0.01%	$ 3,205,710	0.10%	0.01%	1.02%	—%
2020	1.00	0.005	0.001	(0.006)	—	1.00	0.57	3,216,095	0.31	0.46	0.57	—
2019	1.00	0.019	0.000*	(0.019)	—	1.00	1.89	2,036,891	0.46	1.87	0.57	—
2018	1.00	0.011	0.000*	(0.011)	—	1.00	1.11	2,942,980	0.46	1.12	0.56	—
2017	1.00	0.002	0.000*	(0.002)	—	1.00	0.17	2,301,962	0.53	0.24	0.56	—
2016	1.00	0.000*	0.000*	(0.000)*	—	1.00	0.02	981,967	0.31	0.02	0.56	—
City National Rochdale Government Bond Fund
Class N (commenced operations on April 13, 2000)
2021	$ 10.91	$ 0.03	$ (0.14)	$ (0.03)	$ —	$ 10.77	(0.97)%	$ 2,841	1.03%	0.58%	1.60%	13%
2020	10.59	0.08	0.33	(0.09)	—	10.91	3.90	2,890	1.03	0.78	1.50	25
2019	10.27	0.09	0.33	(0.10)	—	10.59	4.12	2,827	1.03	0.87	1.35	60
2018	10.49	0.07	(0.19)	(0.09)	(0.01)	10.27	(1.21)	1,984	1.03	0.72	1.25	14
2017	10.62	0.05	(0.12)	(0.05)	(0.01)	10.49	(0.68)	1,743	1.03	0.43	1.13	55
2016	10.60	0.03	0.03	(0.04)	—	10.62	0.58	1,453	1.03	0.33	1.08	37
Servicing Class (commenced operations on January 14, 2000)
2021	$ 10.89	$ 0.04	$ (0.13)	$ (0.05)	$ —	$ 10.75	(0.85)%	$ 32,007	0.78%	0.84%	1.35%	13%
2020	10.57	0.11	0.33	(0.12)	—	10.89	4.17	37,146	0.78	1.04	1.24	25
2019	10.26	0.11	0.33	(0.13)	—	10.57	4.28	40,675	0.78	1.10	1.11	60
2018	10.48	0.10	(0.20)	(0.11)	(0.01)	10.26	(0.98)	53,746	0.78	0.97	1.00	14
2017	10.60	0.07	(0.10)	(0.08)	(0.01)	10.48	(0.34)	56,911	0.78	0.68	0.88	55
2016	10.58	0.06	0.03	(0.07)	—	10.60	0.84	83,184	0.78	0.59	0.83	37
City National Rochdale Corporate Bond Fund
Class N (commenced operations on April 13, 2000)
2021	$ 10.79	$ 0.06	$ (0.09)	$ (0.06)	$ —	$ 10.70	(0.26)%	$ 12,633	1.01%	1.18%	1.13%	24%
2020	10.53	0.18	0.26	(0.18)	—	10.79	4.21	11,827	1.01	1.66	1.12	35
2019	10.20	0.21	0.33	(0.21)	—	10.53	5.36	8,947	1.01	2.04	1.06	21
2018	10.43	0.18	(0.24)	(0.17)	—	10.20	(0.55)	7,065	1.01	1.72	1.12	29
2017	10.52	0.16	(0.09)	(0.16)	—	10.43	0.68	5,626	1.01	1.53	1.13	26
2016	10.45	0.16	0.08	(0.15)	(0.02)	10.52	2.39	3,783	1.01	1.52	1.09	30
Servicing Class (commenced operations on January 14, 2000)
2021	$ 10.77	$ 0.08	$ (0.09)	$ (0.08)	$ —	$ 10.68	(0.14)%	$ 117,780	0.76%	1.43%	0.88%	24%
2020	10.52	0.20	0.26	(0.21)	—	10.77	4.38	121,827	0.76	1.93	0.87	35
2019	10.19	0.24	0.33	(0.24)	—	10.52	5.63	124,710	0.76	2.30	0.81	21
2018	10.41	0.20	(0.22)	(0.20)	—	10.19	(0.22)	132,532	0.76	1.95	0.87	29
2017	10.51	0.19	(0.10)	(0.19)	—	10.41	0.84	131,477	0.76	1.79	0.88	26
2016	10.44	0.18	0.09	(0.18)	(0.02)	10.51	2.69	124,717	0.76	1.75	0.84	30

*	Amount represents less than $0.001.
†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^^	Effective November 28, 2012, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.
(1)	Annualized for periods less than one year.
(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 142

	Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities†	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Net Investment Income to Average Net Assets(1)(2)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate
City National Rochdale California Tax Exempt Bond Fund
Class N (commenced operations on April 13, 2000)
2021	$ 10.96	$ 0.05	$ (0.11)	$ (0.05)	$ (0.02)	$ 10.83	(0.56)%	$ 7,316	0.88%	0.95%	1.13%	16%
2020	10.80	0.12	0.16	(0.12)	—	10.96	2.65	7,417	0.88	1.14	1.10	23
2019	10.43	0.14	0.37	(0.14)	—	10.80	4.90	8,185	0.88	1.29	1.06	24
2018	10.64	0.13	(0.21)	(0.13)	—	10.43	(0.78)	7,760	0.88	1.21	1.08	26
2017	10.82	0.12	(0.12)	(0.12)	(0.06)	10.64	0.05	9,344	0.88	1.11	1.05	45
2016	10.71	0.12	0.11	(0.12)	—^^	10.82	2.20	7,444	0.88	1.14	0.99	25
Servicing Class (commenced operations on January 14, 2000)
2021	$ 10.93	$ 0.07	$ (0.12)	$ (0.06)	$ (0.02)	$ 10.80	(0.43)%	$ 71,051	0.63%	1.21%	0.88%	16%
2020	10.77	0.15	0.16	(0.15)	—	10.93	2.91	70,935	0.63	1.40	0.86	23
2019	10.40	0.16	0.37	(0.16)	—	10.77	5.17	77,045	0.63	1.55	0.81	24
2018	10.61	0.15	(0.21)	(0.15)	—	10.40	(0.53)	78,830	0.63	1.46	0.83	26
2017	10.79	0.14	(0.12)	(0.14)	(0.06)	10.61	0.31	80,435	0.63	1.36	0.80	45
2016	10.68	0.15	0.11	(0.15)	—^^	10.79	2.48	90,694	0.63	1.39	0.74	25
City National Rochdale Municipal High Income Fund
Class N (commenced operations on December 30, 2013)
2021	$ 10.61	$ 0.16	$ 0.32	$ (0.18)	$ —	$ 10.91	4.50%	$ 1,158,819	1.07%	3.02%	1.07%	11%
2020	10.95	0.35	(0.34)	(0.35)	—	10.61	0.17	1,053,948	1.08	3.33	1.08	45
2019	10.57	0.38	0.39	(0.39)	—	10.95	7.47	894,519	1.08	3.60	1.08	33
2018	10.76	0.40	(0.22)	(0.37)	—	10.57	1.73	754,819	1.07	3.76	1.07	24
2017	11.14	0.38	(0.38)	(0.38)	—	10.76	0.16	686,922	1.07	3.62	1.07	50
2016	10.67	0.41	0.46	(0.40)	—^^	11.14	8.34	595,221	1.04	3.76	1.04	28
Servicing Class (commenced operations on December 30, 2013)
2021	$ 10.62	$ 0.18	$ 0.30	$ (0.19)	$ —	$ 10.91	4.53%	$ 681,020	0.82%	3.27%	0.82%	11%
2020	10.95	0.38	(0.33)	(0.38)	—	10.62	0.52	608,688	0.83	3.58	0.83	45
2019	10.57	0.41	0.39	(0.42)	—	10.95	7.74	570,401	0.83	3.85	0.83	33
2018	10.77	0.43	(0.23)	(0.40)	—	10.57	1.89	511,454	0.82	4.01	0.82	24
2017	11.14	0.41	(0.37)	(0.41)	—	10.77	0.50	489,095	0.83	3.87	0.83	50
2016	10.68	0.44	0.45	(0.43)	—^^	11.14	8.50	443,830	0.79	4.01	0.79	28
City National Rochdale Intermediate Fixed Income Fund
Institutional Class (commenced operations on December 20, 2013)
2021	$ 27.57	$ 0.25	$ (0.44)	$ (0.19)	$ (0.07)	$ 27.12	(0.71)%	$ 10,755	0.51%	1.82%	0.67%	25%
2020	26.52	0.62	1.06	(0.63)	—	27.57	6.45	5,609	0.51	2.31	0.66	49
2019	25.33	0.68	1.24	(0.73)	—	26.52	7.66	4,359	0.51	2.61	0.58	35
2018	26.18	0.63	(0.81)	(0.67)	—	25.33	(0.70)	4,528	0.51	2.45	0.55	30
2017	26.56	0.64	(0.38)	(0.64)	—	26.18	1.02	4,589	0.51	2.43	0.53	2
2016	26.12	0.63	0.45	(0.64)	—	26.56	4.20	7,249	0.51	2.38	0.51	25
Class N (commenced operations on December 31, 1999)
2021	$ 27.58	$ 0.19	$ (0.45)	$ (0.12)	$ (0.07)	$ 27.13	(0.96)%	$ 99,477	1.01%	1.35%	1.17%	25%
2020	26.52	0.49	1.07	(0.50)	—	27.58	5.95	99,695	1.01	1.83	1.15	49
2019	25.33	0.55	1.23	(0.59)	—	26.52	7.11	114,655	1.01	2.13	1.08	35
2018	26.17	0.50	(0.81)	(0.53)	—	25.33	(1.18)	179,392	1.01	1.95	1.05	30
2017	26.56	0.51	(0.39)	(0.51)	—	26.17	0.48	241,891	1.01	1.95	1.03	2
2016	26.11	0.50	0.46	(0.51)	—	26.56	3.72	253,083	1.01	1.90	1.01	25
City National Rochdale Fixed Income Opportunities Fund
Class N (commenced operations on July 1, 2009)
2021	$ 22.57	$ 0.67	$ 0.89	$ (0.85)	$ —	$ 23.28	6.93%	$ 4,038,602	1.08%(6)	5.75%	1.08%(6)	71%
2020	24.22	1.53	(1.83)	(1.35)	—	22.57	(0.94)	3,739,101	1.10(5)	6.66	1.11(5)	143
2019	24.72	1.36	(0.45)	(1.41)	—	24.22	3.83	3,416,111	1.09(5)	5.53	1.10(5)	180
2018	25.81	1.19	(0.92)	(1.36)	—	24.72	1.09	3,002,607	1.09(4)	4.65	1.09(4)	162
2017	25.36	1.30	0.67	(1.52)	—	25.81	7.99	2,740,248	1.10(1)(3)	5.04	1.09(3)	140
2016	25.22	1.28	0.65	(1.79)	—	25.36	8.04	2,162,580	1.10(2)	5.15	1.10(2)	124

†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^^	Amount represents less than $0.01.
(1)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
(2)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.09%, respectively.
(3)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.08%, respectively.
(4)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.09%, respectively.
(5)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.09%, respectively.
(6)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.07% and 1.07%, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 143

financial highlights
For a Share Outstanding Throughout Each Period For the six months ended March 31, 2021 (Unaudited) and the year or period ended September 30,

	Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities†	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Redemption Fees	Distributions from Return of Capital	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Net Investment Income to Average Net Assets(1)(2)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate
City National Rochdale Short Term Emerging Markets Debt Fund
Class Y (commenced operations on May 14, 2019)
2021	$ 8.55	$ 0.34	$ 0.53	$ (1.62)	$ —	$ —	$ —	$ 7.80	10.43%	$ 228,126	0.92%	8.11%	0.92%	12%
2020	9.71	0.91	(1.03)	(0.87)	(0.04)	—(3)	(0.13)	8.55	(1.16)	257,398	0.92	10.00	0.93	129
2019	10.00	0.24	(0.30)	(0.23)	—	—	—	9.71	(0.61)	221,112	0.98	6.41	1.01	121
City National Rochdale Dividend & Income Fund
Class N (commenced operations on June 1, 1999)
2021	$ 35.52	$ 0.45	$ 4.44	$ (0.79)	$ —	$ —	$ —	$ 39.62	10.18%	$ 248,141	1.15%	2.43%	1.15%	10%
2020	41.01	0.73	(4.73)	(0.79)	(0.36)	—	(0.34)	35.52	(9.80)	222,097	1.15	1.95	1.15	20
2019	39.32	0.93	3.18	(1.12)	(1.30)	—	—	41.01	11.25	247,154	1.14	2.40	1.14	3
2018	40.40	1.10	0.12	(1.12)	(1.18)	—	—	39.32	3.10	239,439	1.14	2.79	1.14	10
2017	39.68	0.94	0.90	(1.12)	—	—	—	40.40	4.66	253,209	1.13	2.33	1.13	15
2016	34.22	0.94	5.67	(0.97)	(0.03)	—	(0.15)	39.68	19.50	236,957	1.11	2.49	1.12	5
City National Rochdale U.S. Core Equity Fund
Institutional Class (commenced operations on December 3, 2012)
2021	$ 20.99	$ 0.08	$ 2.80	$ (0.08)	$ —	$ —	$ —^	$ 23.79	13.75%	$ 4,287	0.51%	0.75%	0.51%	11%
2020	19.32	0.10	2.21	(0.14)	(0.50)	—	—^	20.99	12.20	5,633	0.56	0.52	0.56	14
2019	18.21	0.20	1.79	(0.19)	(0.69)	—	—	19.32	12.01	443	0.52	1.07	0.52	22
2018	15.83	0.17	2.60	(0.18)	(0.21)	—	—	18.21	17.71	34	0.52	0.97	0.52	18
2017	14.00	0.17	2.43	(0.17)	(0.60)	—	—	15.83	19.40	17	0.53	1.19	0.53	25
2016	13.04	0.13	1.07	(0.15)	(0.09)	—	—	14.00	9.25	14	0.52	0.93	0.52	31
Class N (commenced operations on December 3, 2012)
2021	$ 20.73	$ 0.03	$ 2.76	$ (0.03)	$ —	$ —	$ —^	$ 23.49	13.46%	$ 198,292	1.02%	0.26%	1.02%	11%
2020	19.10	0.05	2.14	(0.06)	(0.50)	—	—^	20.73	11.64	171,355	1.04	0.26	1.04	14
2019	18.01	0.10	1.78	(0.10)	(0.69)	—	—	19.10	11.49	157,700	1.02	0.57	1.02	22
2018	15.66	0.09	2.56	(0.09)	(0.21)	—	—	18.01	17.12	146,533	1.02	0.51	1.02	18
2017	13.86	0.10	2.40	(0.10)	(0.60)	—	—	15.66	18.81	127,086	1.03	0.70	1.03	25
2016	12.92	0.08	1.03	(0.08)	(0.09)	—	—	13.86	8.63	108,807	1.02	0.58	1.02	31
Servicing Class (commenced operations on December 3, 2012)
2021	$ 20.77	$ 0.06	$ 2.77	$ (0.06)	$ —	$ —	$ —^	$ 23.54	13.61%	$ 177,507	0.77%	0.52%	0.77%	11%
2020	19.13	0.10	2.14	(0.10)	(0.50)	—	—^	20.77	11.91	155,403	0.78	0.52	0.78	14
2019	18.04	0.15	1.77	(0.14)	(0.69)	—	—	19.13	11.74	164,894	0.77	0.83	0.77	22
2018	15.69	0.13	2.56	(0.13)	(0.21)	—	—	18.04	17.71	154,589	0.77	0.76	0.77	18
2017	13.88	0.14	2.40	(0.13)	(0.60)	—	—	15.69	19.14	130,372	0.78	0.95	0.78	25
2016	12.93	0.11	1.04	(0.11)	(0.09)	—	—	13.88	8.97	111,013	0.77	0.83	0.77	31

†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Amount represents less than $0.01 per share.
(1)	Annualized for periods less than one year.
(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
(3)	See Note 2 for Redemption Fees.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 144

notes to financial statements/ consolidated notes to financial statements
March 31, 2021 (Unaudited)

1.	ORGANIZATION:

City National Rochdale Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company currently offering the following 10 series (each a “Fund” and collectively, the “Funds”): City National Rochdale Government Money Market Fund (“Government Money Market Fund”); City National Rochdale Government Bond Fund (“Government Bond Fund”), City National Rochdale Corporate Bond Fund (“Corporate Bond Fund”), City National Rochdale California Tax Exempt Bond Fund (“California Tax Exempt Bond Fund”), City National Rochdale Municipal High Income Fund (“Municipal High Income Fund”), City National Rochdale Intermediate Fixed Income Fund (“Intermediate Fixed Income Fund”), City National Rochdale Fixed Income Opportunities Fund (“Fixed Income Opportunities Fund”) and City National Rochdale Short Term Emerging Markets Debt Fund (“Short Term Emerging Markets Debt Fund”) (collectively, the “Fixed Income Funds”); and City National Rochdale Dividend & Income Fund (“Dividend & Income Fund”) and City National Rochdale U.S. Core Equity Fund (“U.S. Core Equity Fund”) (collectively, the “Equity Funds”).

The investment objective of the Government Money Market Fund is to provide capital preservation. The investment objective of the Government Bond Fund and Corporate Bond Fund is to provide current income as a primary part of a total return intermediate duration strategy. The investment objective of the California Tax Exempt Bond Fund is to provide current income exempt from federal and California state income tax. The investment objective of the Municipal High Income Fund is to provide a high level of current income that is not subject to federal income tax. The investment objective of the Intermediate Fixed Income Fund is to provide current income and capital appreciation. The investment objective of the Fixed Income Opportunities Fund is to provide a high level of current income. The investment objective of the Short Term Emerging Markets Debt Fund is to provide interest income and capital preservation in order to achieve positive total returns. The investment objective of the Dividend & Income Fund is to provide significant income and a secondary focus on long-term capital appreciation. The investment objective of the U.S. Core Equity Fund is to provide long-term capital appreciation.

The Trust is registered to offer: Class N shares of the Funds except for Short Term Emerging Markets Debt Fund; Servicing Class shares of the Funds except for Intermediate Fixed Income Fund, Fixed Income Opportunities Fund, Short Term Emerging Markets Debt Fund and Dividend & Income Fund; Institutional Class shares of Intermediate Fixed Income and U.S. Core Equity Fund; Class S shares of the Government Money Market Fund; Class Y shares of the Short Term Emerging Markets Debt Fund.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified with the exception of the California Tax Exempt Bond Fund, which is non-diversified.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – The Funds are investment companies that conform with accounting principles generally accepted in the United States of America (“GAAP”). Therefore the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, if the Funds’ Fair Value Committee concludes it approximates market value after taking into account factors such as credit, liquidity and interest rate conditions as well as issuer specific factors. Investments in underlying registered investment companies are valued at their respective daily net assets in accordance with pricing procedures approved by their respective boards. The prices for foreign securities are reported in local currency and converted to U.S. Dollars using currency exchange

CITY NATIONAL ROCHDALE FUNDS | PAGE 145

notes to financial statements/ consolidated notes to financial statements
March 31, 2021 (Unaudited)

rates. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from one or more independent brokers.

Securities for which market prices are not “readily available” are valued in accordance with the Fair Value Procedures established by the Trust’s Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; for international securities, market events that occur after the close of the foreign markets that make closing prices not representative of fair value; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Investments in life settlement policies (“Policies”) are valued using a probabilistic method, for an actuarially derived valuation approach, in order to determine the fair value of each Policy. The Fair Value Procedures recognize that the Policies are illiquid and that no market currently exists for the Policies. Under the probabilistic method, two life expectancies are obtained from established life expectancy providers on the insured(s) of the Policy and an actuarial table is used to determine the probability of survival in each year going forward for the insured(s) for each of the two life expectancies. The probabilities associated with each life expectancy are then utilized, along with the premiums due and the death benefit of the Policy for each year of the Policy, to determine expected cash flows. These cash flows are then discounted at a rate that accounts for the risks associated with the Policy and various other factors. The valuations from each life expectancy are then typically averaged to obtain the desired market valuation for the investor. Life settlement policies are included in Level 3 of the fair value hierarchy.

In accordance with GAAP, the objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 — Quoted prices in inactive markets, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, the fair value measurement of which considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended March 31, 2021, there have been no changes to the Funds’ fair value methodologies. For more details on the investment classifications, refer to the Schedules of Investments/Consolidated Schedule of Investments.

Security Transactions and Related Income – Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining the net realized capital gains or losses on the sale of securities are those of the specific securities sold. Interest income is recognized on an accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific method, which approximates the effective interest method over the holding period of a security, except for the Government Money Market Fund, which uses a straight line basis which is not materially different from the scientific method.

Repurchase Agreements – Securities pledged as collateral for repurchase agreements are held by BNY Mellon until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreements. Provisions of the agreements require that the market value of the collateral,

CITY NATIONAL ROCHDALE FUNDS | PAGE 146

including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

TBA Transactions – The Funds may engage in “to be announced” (“TBA”) security transactions. Such transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record TBA securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

Expense Allocation – Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, (iii) equally, or (iv) based upon a combination of the above, depending on the nature of the expenditure.

Classes – Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid to shareholders monthly for the Government Money Market Fund and Fixed Income Funds, except for the Intermediate Fixed Income Fund and Fixed Income Opportunities Fund. Dividends from net investment income are declared and paid quarterly for the Intermediate Fixed Income Fund, Fixed Income Opportunities Fund and Equity Funds. Distributions from net realized capital gains are distributed to shareholders at least annually.

Foreign Currency – Values of investments denominated in foreign currencies are converted into U.S. Dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. Dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investments that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Forward Foreign Currency Contracts – A forward foreign currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded as an unrealized gain/(loss) on forward foreign currency contracts in the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, which is included within the realized gain/(loss) on foreign currency transactions in the Statements of Operations/Consolidated Statement of Operations. A Fund could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

To reduce counterparty risk with respect to over-the-counter (“OTC”) transactions, the Fixed Income Opportunities Fund and the Short Term Emerging Markets Debt Fund have entered into master netting arrangements, established within the Fixed Income Opportunities Fund’s and the Short Term Emerging Markets Debt Fund’s International Swaps and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fixed Income Opportunities Fund and the Short Term Emerging Markets Debt Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the Fixed Income Opportunities Fund and the Short Term Emerging Markets Debt Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these agreements, the cash and/or securities will be made available to the Fixed Income Opportunities Fund and/or the Short Term Emerging Markets Debt Fund.

For financial reporting purposes, the Fixed Income Opportunities Fund and the Short Term Emerging Markets Debt Fund do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities.

Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

CITY NATIONAL ROCHDALE FUNDS | PAGE 147

notes to financial statements/ consolidated notes to financial statements
March 31, 2021 (Unaudited)

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the marked to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fixed Income Opportunities Fund and the Short Term Emerging Markets Debt Fund, or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fixed Income Opportunities Fund and the Short Term Emerging Markets Debt Fund, if any, is reported separately on the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fixed Income Opportunities Fund and the Short Term Emerging Markets Debt Fund, if any, is noted in the Schedules of Investments/Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent the amounts due to the Fixed Income Opportunities Fund and the Short Term Emerging Markets Debt Fund from the Funds’ counterparties are not fully collateralized, contractually or otherwise, the Fixed Income Opportunities Fund and the Short Term Emerging Markets Debt Fund bear the risk of loss from counterparty nonperformance.

Futures Contracts – To the extent consistent with their investment objective and strategies, certain Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains or losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures contract and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities. As of March 31, 2021, there were no open futures contracts.

Swap Agreements – A Fund may invest in swap agreements as a non-principal investment strategy. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon measures such as prices, interest rates or indices. The nominal amount on which these cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, a swap agreement has a fixed maturity date that is agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund will cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other

CITY NATIONAL ROCHDALE FUNDS | PAGE 148

than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

Options Contracts – A Fund may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When purchasing an option, a Fund will pay a premium which is included on the Fund’s Statement of Assets and Liabilities/Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

The net realized gain or loss on options contracts is reflected in the Statements of Operations/Consolidated Statement of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Statements of Operations/Consolidated Statement of Operations. Realized and changes in unrealized gains or losses on options contracts during the period as disclosed in the Statements of Operations/Consolidated Statement of Operations, serve as indicators of the volume of derivative activity for a Fund. As of March 31, 2021 and for the period then ended, there were no open options contracts.

Restricted Securities – Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.

A Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. While restricted securities are generally presumed to be illiquid, it may be determined that a particular restricted security is liquid. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by a Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Master Limited Partnerships – Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Dividend & Income Fund may, as a non-principal investment strategy, invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986, interests or “units” of which are traded on securities exchanges like shares of corporate stock. To qualify as an MLP for U.S. Federal income tax purposes, an entity must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gains from the sale or disposition of real property, income and gains from certain mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options with respect to commodities, and gains from the sale or other disposition of a capital asset held for the production of such income. Mineral or natural resources activities include exploration, development, production, mining, processing, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity, and receive cash distributions. The MLPs themselves generally do not pay U.S. Federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy, natural resources or real estate sectors.

Investments in Irish Subsidiary – The Fixed Income Opportunities Fund may invest up to 15% of its net assets in life insurance policies and interests related thereto purchased through life settlement transactions. The Fund may invest in life insurance policies and related interests directly or through a wholly-owned subsidiary of the Fund under the laws of Ireland (the “Subsidiary”).

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notes to financial statements/ consolidated notes to financial statements
March 31, 2021 (Unaudited)

The principal purpose of investment in the Subsidiary is to allow the Fixed Income Opportunities Fund to gain exposure to life insurance policies within the limitations of the federal tax law requirements applicable to regulated investment companies. The Subsidiary is a company organized under the laws of Ireland and is overseen by its own board of directors. Although the Subsidiary has its own board of directors, the Subsidiary is wholly-owned and controlled by the Fund. The Subsidiary is not an investment company registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act.

Information regarding the Fixed Income Opportunities Fund and the Subsidiary has been consolidated in the Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights.

The Subsidiary commenced operations on October 3, 2013. The net assets of the Subsidiary at March 31, 2021, were $182,817,150, which represented 4.5% of the net assets of the Fixed Income Opportunities Fund.

Investments in Affiliated Securities – The Fixed Income Funds and Equity Funds may invest excess cash in the Government Money Market Fund, the Municipal High Income Fund and / or the Fixed Income Opportunities Fund.

Redemption Fees – The Short Term Emerging Markets Debt Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. For the period ended March 31, 2021, the Fund retained $0 (000) in such fees. Any such fees would be retained by the Fund for the benefit of the remaining shareholders and would be recorded as additions to fund capital.

3.	DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk from derivatives held throughout the year. For Funds that held derivatives throughout the year with exposure to only one type of risk, additional information can be found on the Schedule of Investments/Consolidated Schedule of Investments and the Statements of Operations/Consolidated Statement of Operations.

The following table discloses the volume of the Fixed Income Opportunities Fund’s forward foreign currency contracts activity during the period ended March 31, 2021 (000):

Fixed Income Opportunities Fund
Forwards:
Average Notional Balance Long	$6,070
Average Notional Balance Short	465,164
Ending Notional Balance Long	36,419
Ending Notional Balance Short	2,790,981

The following tables present, by derivative type, the Fixed Income Opportunities Fund’s OTC derivative assets and liabilities net of the related collateral posted for the benefit of the Fixed Income Opportunities Fund at March 31, 2021 (000):

Derivative Type	Derivative Assets Subject to a Netting Agreement or Similar Arrangement	Derivative Available for Offset	Collateral Received	Net Amount
Fixed Income Opportunities Fund
Forward Foreign Currency Contracts
U.S. Bank	$8,088	$(211)	$—	$7,877

Derivative Type	Derivative Liabilities Subject to a Netting Agreement or Similar Arrangement	Derivative Available for Offset	Collateral Pledged	Net Amount
Fixed Income Opportunities Fund
Forward Foreign Currency Contracts
U.S. Bank	$(211)	$211	$—	$—

4.	ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES AGREEMENTS:

Pursuant to an Amended and Restated Administration Agreement dated January 1, 2013, as amended (the “Agreement”), SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s administrator. Under the terms of the Agreement, the Administrator is entitled to receive an annual fee based on the average daily net assets of the Trust, subject to a minimum annual fee.

The Trust has adopted a Rule 12b-1 Distribution Plan (“the Plan”) with respect to Class N and Class S Shares that allows each Fund to pay distribution fees. Pursuant to the Plan, SEI Investments Distribution Co. (the “Distributor”) may receive a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of

CITY NATIONAL ROCHDALE FUNDS | PAGE 150

the average daily net assets of the Class S Shares and 0.30% of the average daily net assets of the Class N Shares of the Government Money Market Fund and 0.25% of the Class N Shares of the Fixed Income Funds and Equity Funds, which may be used by the Distributor to provide compensation for sales support and distribution-related activities. Pursuant to a Distribution Coordination Agreement, the entirety of the fees received by the Distributor pursuant to the Plan is transmitted to CNR Securities, LLC (“CNR Securities”) as Sub-Distribution Coordinator. CNR Securities then reallows those fees to broker-dealers and service providers, including City National Rochdale, LLC (“City National Rochdale” or the “Adviser”) and other affiliates, for payments for distribution services of the type identified in the Plan, and retains any undistributed balance of fees received from the Distributor.

The Government Money Market Fund has contractually agreed to limit the distribution fee payable by Class S shares of the Fund to 0.45% through January 31, 2022. Anytime prior to January 31, 2022, the arrangement may be terminated without penalty by the Fund’s Board of Trustees.

U.S. Bank Global Fund Services (the “Transfer Agent”) serves as transfer agent for the Trust and provides services at an annual rate of $20,000 per share class for all Funds plus other transaction based fees and out-of-pocket expenses.

The Trust has entered into a Shareholder Services Agreement that permits payment of compensation to City National Bank (“CNB”), its affiliates (including City National Rochdale) and others, which provide certain specified shareholder services to shareholders of all classes of each Fund, except for the Class Y shares of the Short Term Emerging Markets Debt Fund and Institutional Class shares. As compensation for the provision of such services, each Fund will pay CNB a fee of 0.25% of the average daily net assets of the applicable classes on an annual basis, payable monthly.

The Board has adopted, on behalf of Class Y shares of the Short Term Emerging Markets Debt Fund, a Shareholder Service Plan (the “Service Plan”) under which the Adviser will provide, or arrange for others (such as banks, trust companies, broker-dealers and other financial intermediaries (each, a “Service Organization”)) to provide, certain specified non-distribution shareholder servicing functions for Class Y shares of the Short Term Emerging Markets Debt Fund owned by its respective customers. The Class Y shares of the Short Term Emerging Markets Debt Fund will pay the Adviser or Service Organizations, as applicable, at an annual rate of up to 0.25% of the average daily net assets of Class Y shares owned by its respective customers, payable monthly.

CNB and City National Rochdale have agreed to voluntarily waive portions of their shareholder servicing fees with respect to certain Funds. For the period ended March 31, 2021, CNB and City National Rochdale received $13,800,154 in shareholder servicing fees from the Trust.

Certain officers of the Trust are also officers or employees of City National Rochdale, CNB or the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

5.	INVESTMENT ADVISORY FEES AND OTHER AGREEMENTS:

Under the terms of the current investment management agreements, City National Rochdale receives an annual fee equal to a percentage of the average daily net assets of each Fund, as follows:

Fund	Fee
Government Money Market Fund	0.26%
Government Bond Fund	0.43
Corporate Bond Fund	0.40
California Tax Exempt Bond Fund	0.27
Municipal High Income Fund	0.50
Intermediate Fixed Income Fund	0.40
Fixed Income Opportunities Fund	0.50
Short Term Emerging Markets Debt Fund	0.50
Dividend & Income Fund	0.50
U.S. Core Equity Fund	0.40

City National Rochdale has contractually agreed to waive the management fee for the Government Money Market Fund such that the fee charged is 0.15% through January 31, 2022. Anytime prior to January 31, 2022, the arrangement may be terminated without penalty (a) by the Fund’s Board of Trustees, or (b) by the Adviser effective no earlier than January 31, 2022, upon at least 60 days’ prior written notice. Management fees waived by the Adviser pursuant to this arrangement will not be eligible for reimbursement by the Fund to the Adviser.

City National Rochdale has contractually agreed to waive its fees and/or pay for the operating expenses of the Short Term Emerging Markets Debt Fund to ensure total fund operating expenses do not exceed 1.00% of the average daily net assets of Class Y shares.

Alcentra LTD, Alcentra NY, LLC, AllFinancial Partners II LLC, Ashmore Investment Management Limited, Federated Investment Management Company, GML Capital LLP and Seix Investment Advisors LLC act as the investment sub-advisers with respect to the Fixed Income Opportunities Fund.

GML Capital LLP acts as the investment sub-adviser with respect to the Short Term Emerging Markets Debt Fund.

Sub-adviser fees are paid by City National Rochdale.

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notes to financial statements/ consolidated notes to financial statements
March 31, 2021 (Unaudited)

City National Rochdale has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of certain of the Funds’ respective average daily net assets. The voluntary expense limitations (expressed as percentages of the average daily net assets) are as follows:

	Government Bond Fund	Corporate Bond Fund
Institutional Class	n/a	n/a
Class N	1.03%	1.01%
Class S	n/a	n/a
Servicing Class	0.78%	0.76%

	California Tax Exempt Bond Fund	Intermediate Fixed Income Fund	Fixed Income Opportunities Fund
Institutional Class	n/a	0.51%	n/a
Class N	0.88%	1.01%	1.09%
Servicing Class	0.63%	n/a	n/a

Any fee reductions or expense reimbursements may be repaid by a Fund to City National Rochdale, within three years after occurrence if such repayments can be achieved within the Fund’s expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.

As of March 31, 2021, fees which were previously waived by City National Rochdale which may be subject to possible future reimbursement were as follows:

Fund	Potential Amount of Recovery (000)	Expiration
Government Bond Fund	$175	2021
	161	2022
	196	2023
Corporate Bond Fund	159	2021
	75	2022
	144	2023
California Tax Exempt Bond Fund	177	2021
	150	2022
	181	2023
Intermediate Fixed Income Fund	93	2021
	113	2022
	160	2023
Fixed Income Opportunities Fund	—	2021
	105	2022
	384	2023
Short Term Emerging Markets Debt Fund	—	2021
	15	2022
	32	2023

During the period ended March 31, 2021, City National Rochdale did not recover previously waived fees for the Dividend & Income Fund.

6.	INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities for the period ended March 31, 2021, were as follows for the Fixed Income Funds and Equity Funds:

	Purchases		Sales and Maturities
Fund	U.S. Gov’t (000)	Other (000)	U.S. Gov’t (000)	Other (000)
Government Bond Fund	$—	$5,041	$—	$9,653
Corporate Bond Fund	—	26,614	—	29,280
California Tax Exempt Bond Fund	—	15,166	—	12,637
Municipal High Income Fund	—	329,273	—	184,663
Intermediate Fixed Income Fund	32,171	3,561	9,480	14,435
Fixed Income Opportunities Fund	—	2,111,807	—	1,934,893
Short Term Emerging Markets Debt Fund	—	17,258	—	62,728
Dividend & Income Fund	—	37,803	—	21,292
U.S. Core Equity	—	50,850	—	38,246

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

7.	FEDERAL TAX INFORMATION:

Each Fund intends to qualify or continue to qualify as a regulated investment company for U.S. Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for U.S. Federal income taxes are required.

Management has analyzed the Funds’ tax positions taken on U.S. Federal income tax returns for all open tax years and has concluded that as of September 30, 2020, no provision for income tax would be required in the Funds’ financial statements. The Funds’ U.S. Federal and state income and U.S. Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with U.S. Federal tax regulations, which may differ from accounting

CITY NATIONAL ROCHDALE FUNDS | PAGE 152

principles generally accepted in the United States of America. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences primarily consist of gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, reclassification of long term capital gain distribution on REITs, distribution reclassification, defaulted bond basis adjustments, market discount basis adjustments, investments in swaps and foreign currency translations. The permanent difference that is credited or charged to Paid-in Capital and Distributable Earnings as of September 30, 2020 is primarily related to excise tax paid and partnership adjustment:

	Distributable Earnings (Loss) (000)	Paid-in Capital (000)
Corporate Bond Fund	$3	$(3)
Dividend & Income Fund	7	(7)

The tax character of dividends and distributions declared during the years ended September 30, 2020, and September 30, 2019, unless otherwise indicated were as follows:

Fund	Tax Exempt Income (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Return of Capital (000)	Total (000)
Government Money Market Fund
2020	$—	$14,992	$—	$—	$14,992
2019	—	65,002	—	—	65,002
Government Bond Fund
2020	$—	$458	$—	$—	$458
2019	—	593	—	—	593
Corporate Bond Fund
2020	$—	$2,548	$—	$—	$2,548
2019	—	3,079	—	—	3,079
California Tax Exempt Bond Fund
2020	$1,064	$45	$—	$—	$1,109
2019	1,253	27	—	—	1,280
Municipal High Income Fund
2020	$52,096	$737	$—	$—	$52,833
2019	48,946	671	—	—	49,617
Intermediate Fixed Income Fund
2020	$—	$2,059	$—	$—	$2,059
2019	—	3,337	—	—	3,337
Fixed Income Opportunities Fund
2020	$—	$211,921	$—	$—	$211,921
2019	—	182,595	—	—	182,595
Short Term Emerging Markets Debt Fund
2020	$—	$26,735	$—	$3,741	$30,476
2019	—	3,667	—	—	3,667
Dividend & Income Fund
2020	$—	$4,753	$2,180	$2,077	$9,010
2019	—	5,534	8,936	—	14,470
U.S. Core Equity Fund
2020	$—	$1,257	$8,277	$26	$9,560
2019	—	2,095	11,614	—	13,709

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notes to financial statements/ consolidated notes to financial statements
March 31, 2021 (Unaudited)

As of September 30, 2020, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income (000)	Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)	Capital Loss Carryforwards (000)	Post-October Losses (000)	Unrealized Appreciation (Depreciation) (000)	Other Temporary Differences (000)*	Total Distributable Earnings (Accumulated Losses) (000)
Government Money Market Fund	$—	$111	$—	$—	$—	$—	$(84)	$27
Government Bond Fund	—	33	—	(768)	—	1,478	(31)	712
Corporate Bond Fund	—	197	—	(848)	—	4,726	(151)	3,924
California Tax Exempt Bond Fund	84	—	134	—	—	3,293	(85)	3,426
Municipal High Income Fund	4,663	—	—	(20,740)	(36,575)	42,006	(4,288)	(14,934)
Intermediate Fixed Income Fund	—	58	—	(90)	—	6,035	(4)	5,999
Fixed Income Opportunities Fund	—	25,601	—	(27,723)	(77,949)	(451,193)	3	(531,261)
Short Term Emerging Markets Debt Fund	—	—	—	—	(1,767)	(36,067)	(301)	(38,135)
Dividend & Income Fund	—	—	—	(180)	(8,269)	47,034	(8)	38,577
U.S. Core Equity Fund	—	—	—	—	(1,152)	158,867	—	157,715

*	Other temporary differences primarily consist of dividend payable.

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2019, through September 30, 2020, that, in accordance with U.S. Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

The Funds have capital losses carried forward as follows:

Fund	Short-Term Loss (000)	Long-Term Loss (000)	Total (000)
Government Bond Fund	$(52)	$(716)	$(768)
Corporate Bond Fund	—	(848)	(848)
Municpal High Income Fund	(17,657)	(3,083)	(20,740)
Intermediate Fixed Income Fund	—	(90)	(90)
Fixed Income Opportunities Fund	—	(27,723)	(27,723)
Dividend & Income Fund	—	(180)	(180)

During the year ended September 30, 2020, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

Fund	Amount (000)
Corporate Bond Fund	$389
California Tax Exempt Bond Fund	294
Intermediate Fixed Income Fund	1,753
Fixed Income Opportunities Fund	3,259

The aggregate gross unrealized appreciation on investments, the aggregate gross unrealized depreciation on investments and the net unrealized appreciation/(depreciation) for tax purposes as of March 31, 2021, for each of the Fixed Income Funds’ and Equity Funds’ investments were as follows:

Fund	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Depreciation) (000)
Government Bond Fund	$33,777	$962	$(88)	$874
Corporate Bond Fund	126,778	3,412	(945)	2,467
California Tax Exempt Bond Fund	75,341	2,729	(215)	2,514
Municipal High Income Fund	1,732,315	133,255	(41,240)	92,015
Intermediate Fixed Income Fund	106,454	3,942	(1,127)	2,815
Fixed Income Opportunities Fund	4,129,930	155,440	(256,473)	(101,033)
Short Term Emerging Markets Debt Fund	239,264	392	(15,231)	(14,839)
Dividend & Income Fund	179,776	68,566	(990)	67,576
U.S. Core Equity Fund	194,607	184,867	(216)	184,651

At March 31, 2021, the Government Money Market Fund’s cost of securities for U.S. Federal income tax purposes approximates the cost disclosed in the Schedule of Investments.

8.	CONCENTRATION OF RISK

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims

CITY NATIONAL ROCHDALE FUNDS | PAGE 154

that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

The Intermediate Fixed Income Fund, the Fixed Income Opportunities Fund and the Dividend & Income Fund may invest in exchange-traded notes (“ETNs”), each as a non-principal investment strategy. ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs are riskier than ordinary unsecured debt securities and have no principal protection. The Funds will generally invest in ETNs which are linked to commodities indexes. A Fund’s investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return expected and may suffer a loss.

The Municipal High Income Fund, Intermediate Fixed Income Fund, Fixed Income Opportunities Fund and Short Term Emerging Markets Debt Fund may invest in lower-rated corporate bonds, known as high yield bonds. High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and investors are subject to a greater risk that the issuer may not be able to pay interest or dividends, or repay the principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

The Intermediate Fixed Income Fund and Fixed Income Opportunities Fund may invest in asset-backed and mortgage-backed securities. As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments a Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by a Fund may exhibit price characteristics of longer-term debt securities.

The Intermediate Fixed Income Fund and Fixed Income Opportunities Fund may invest in bank loans. Bank loans are not traded on an exchange and purchasers and sellers of bank loans generally rely on market makers, typically the administrative agent under a bank loan, to effect private sales transactions. As a result, bank loans may have relatively less liquidity than other types of fixed income assets, and a Fund may be more likely to incur losses on the sale of bank loans than on other, more liquid, investments.

The Fixed Income Opportunities Fund may invest in beneficial interests in individual life insurance Policies. A Policy owner transfers his or her Policy at a discount to its face value (the amount that is payable upon the death of the insured) in return for an immediate cash settlement. The ultimate purchaser of the Policy (in this case, the Fund) is responsible for premiums payable on the Policy and is entitled to receive the full face value from the insurance company upon the death of the insured. If the Fund is unable to make premium payments on a Policy, the Policy will lapse and the Fund will lose its ownership interest in the Policy. There is currently no established secondary market for Policies, and the Policies are not considered liquid investments by the Fund. If the Fund must sell Policies to meet redemption requests or for other cash needs, the Fund may be forced to sell at a loss. The longer the insured lives, the lower the Fund’s rate of return on the Policy. The underwriter’s estimate of the insured’s life expectancy may be incorrect. An insurance company may be unable or may refuse to pay benefits on a Policy. In addition, market quotations will not be readily available for the Policies and the Policies will be priced using a fair value methodology adopted by the Trust’s Board of Trustees. The sales price the Fund could receive for a Policy may differ from the Trust’s valuation of the Policy. A Policy is a liability of the issuing life insurance company, and if the life insurance company goes out of business, sufficient funds may not be available to pay that liability.

California Tax Exempt Bond Fund – Specific Risks

The ability of issuers to pay interest on, and repay the principal of, California municipal securities may be affected by economic and political developments in the State of California.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions’ or financial guaranty assurance agencies’ credit quality should

CITY NATIONAL ROCHDALE FUNDS | PAGE 155

notes to financial statements/ consolidated notes to financial statements
March 31, 2021 (Unaudited)

deteriorate, it could cause the individual security’s credit quality to change. Additionally, if the Fund concentrates its letters of credit in any one financial institution, the risk of credit quality deterioration increases.

Short Term Emerging Markets Debt Fund – Specific Risks

Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, future political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income). There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

As long as the Short Term Emerging Markets Debt Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. The value of a foreign currency may decline in relation to the U.S. dollar while the Fund holds securities denominated in such currency. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the United States or foreign governments or central banks. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, the political, legal and economic systems of which are less developed and less stable than those of more developed nations. Emerging markets may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of the Short Term Emerging Markets Debt Fund’s assets from that country. In addition, the economies of emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations. Emerging market securities are also subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

A more complete description of risks is included in the Funds’ prospectus and statement of additional information.

CITY NATIONAL ROCHDALE FUNDS | PAGE 156

9.	CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the period ended March 31, 2021, and the year ended September 30, 2020, were as follows (000):

	Government Money Market Fund		Government Bond Fund		Corporate Bond Fund
	2021	2020	2021	2020	2021	2020
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	—	—	1	—	—
Shares issued in lieu of dividends and distributions	—	—	— (a)	— (a)	—	—
Shares redeemed	—	—	—	(1)	—	—
Net Institutional Class transactions	—	—	—	—	—	—
Class N:
Shares issued	244,571	920,464	11	25	188	359
Shares issued in lieu of dividends and distributions	25	1,077	1	2	6	14
Shares redeemed	(324,638)	(618,068)	(13)	(29)	(110)	(126)
Net Class N transactions	(80,042)	303,473	(1)	(2)	84	247
Class S:
Shares issued	1,116,741	1,321,522	—	—	—	—
Shares issued in lieu of dividends and distributions	—	—	—	—	—	—
Shares redeemed	(995,823)	(1,186,148)	—	—	—	—
Net Class S transactions	120,918	135,374	—	—	—	—
Servicing Class:
Shares issued	3,225,297	7,218,391	189	399	1,227	1,780
Shares issued in lieu of dividends and distributions	243	10,485	2	5	9	24
Shares redeemed	(3,235,907)	(6,049,690)	(627)	(839)	(1,522)	(2,350)
Net Servicing Class transactions	(10,367)	1,179,186	(436)	(435)	(286)	(546)

(a)	Less than 1,000.

	California Tax Exempt Bond Fund		Municipal High Income Fund
	2021	2020	2021	2020
CAPITAL SHARES ISSUED AND REDEEMED:
Class N:
Shares issued	83	99	16,872	31,405
Shares issued in lieu of dividends and distributions	2	5	1,037	1,862
Shares redeemed	(87)	(185)	(11,000)	(15,632)
Net Class N transactions	(2)	(81)	6,909	17,635
Servicing Class:
Shares issued	963	1,400	9,487	14,008
Shares issued in lieu of dividends and distributions	8	15	146	239
Shares redeemed	(884)	(2,078)	(4,566)	(8,981)
Net Servicing Class transactions	87	(663)	5,067	5,266

CITY NATIONAL ROCHDALE FUNDS | PAGE 157

notes to financial statements/ consolidated notes to financial statements
March 31, 2021 (Unaudited)

	Intermediate Fixed Income Fund		Fixed Income Opportunities Fund		Short Term Emerging Markets Debt Fund(b)
	2021	2020	2021	2020	2021	2020
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	504	86	—	—	—	—
Shares issued in lieu of dividends and distributions	1	2	—	—	—	—
Shares redeemed	(311)	(49)	—	—	—	—
Net Institutional Class transactions	194	39	—	—	—	—
Class N:
Shares issued	647	955	27,259	70,559	—	—
Shares issued in lieu of dividends and distributions	24	71	4,767	7,451	—	—
Shares redeemed	(619)	(1,734)	(24,177)	(53,434)	—	—
Net Class N transactions	52	(708)	7,849	24,576	—	—
Class Y:
Shares issued	—	—	—	—	1	8,472
Shares issued in lieu of dividends and distributions	—	—	—	—	3,646	2,019
Shares redeemed	—	—	—	—	(4,505)	(3,142)
Net Class Y transactions	—	—	—	—	(858)	7,349

	Dividend & Income Fund		U.S. Core Equity Fund
	2021	2020	2021	2020
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	—	5	274
Shares issued in lieu of dividends and distributions	—	—	— (a)	1
Shares redeemed	—	—	(93)	(30)
Net Institutional Class transactions	—	—	(88)	245
Class N:
Shares issued	946	1,572	876	1,869
Shares issued in lieu of dividends and distributions	61	161	8	206
Shares redeemed	(996)	(1,507)	(710)	(2,066)
Net Class N transactions	11	226	174	9
Servicing Class:
Shares issued	—	—	690	1,037
Shares issued in lieu of dividends and distributions	—	—	2	19
Shares redeemed	—	—	(633)	(2,195)
Net Servicing Class transactions	—	—	59	(1,139)

(a)	Less than 1,000.
(b)	Commenced operations on May 14, 2019.

CITY NATIONAL ROCHDALE FUNDS | PAGE 158

10.	LINE OF CREDIT

The Funds, except for the Government Money Market Fund, have an unsecured Loan Agreement (“LOC”) with U.S. Bank N.A. Under the terms of the LOC, borrowings for an individual Fund are limited to either the lesser of 10% of the Fund’s net assets or an explicit amount on the LOC. Interest is charged to a Fund based on its borrowings at prime rate minus 0.50%.

Borrowing activity under the LOC for the period ended March 31, 2021, was as follows:

Fund	Maximum Amount of Line of Credit (000)	Interest Expense (000)	Average Rate	Average Borrowings (000)	Maximum Amount Outstanding (000)
Fixed Income Opportunities Fund	$200,000	$4	2.75%	$6,538	$33,768
Dividend & Income Fund	200,000	1	2.75	849	1,253

Amounts shown as “—“ have been rounded to zero.

11. OTHER MATTERS

The outbreak of a novel strain of coronavirus (COVID-19) and subsequent global pandemic began significantly impacting the U.S. and global markets and economies in early 2020. There is significant uncertainty with respect to the breadth and duration of business disruptions related to COVID-19, as well as its long-term impact on the U.S. and global markets and economies. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such developments may negatively affect the value of the Funds’ investments and could lead to losses. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management continues to monitor and evaluate this situation.

In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR very likely will cease to be published after that time, although it is possible that all or a part of the phase out may be delayed. Various financial industry groups have begun planning for that transition, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise, but there are obstacles to converting certain securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology and/or increased costs for certain LIBOR-related instruments or financing transactions, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies, resulting in prolonged adverse market conditions for the Fund. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the completion of the phase out. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Fund’s performance or NAV.

12.	SUBSEQUENT EVENTS

The Trust has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to the financial statements as of March 31, 2021, and no issues were noted to disclose.

CITY NATIONAL ROCHDALE FUNDS | PAGE 159

disclosure of fund expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, class-specific distribution fees, acquired fund fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2020 to March 31, 2021).

The table below illustrates each Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that each Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in each Fund, and the “Ending Account Value” number is derived from deducting that expense cost from each Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare each Fund’s costs with those of other mutual funds. It assumes that each Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess each Fund’s comparative cost by comparing the hypothetical result for each Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT each Fund’s actual return – the account values shown do not apply to your specific investment.

CITY NATIONAL ROCHDALE FUNDS | PAGE 160

	Beginning Account Value 10/1/2020	Ending Account Value 3/31/2021	Annualized Expense Ratios	Expense Paid During Period*
City National Rochdale Government Money Market Fund
Actual Fund Return
Class N	$1,000.00	$1,000.10	0.10%	$0.50
Class S	1,000.00	1,000.10	0.09%	0.45
Servicing Class	1,000.00	1,000.10	0.10%	0.50

Hypothetical 5% Return
Class N	$1,000.00	$1,024.43	0.10%	$0.50
Class S	1,000.00	1,024.48	0.09%	0.45
Servicing Class	1,000.00	1,024.43	0.10%	0.50

City National Rochdale Government Bond Fund
Actual Fund Return
Institutional Class
Class N	$1,000.00	$990.30	1.03%	$5.11
Servicing Class	1,000.00	991.50	0.78%	3.87

Hypothetical 5% Return
Institutional Class
Class N	$1,000.00	$1,019.80	1.03%	$5.19
Servicing Class	1,000.00	1,021.04	0.78%	3.93

City National Rochdale Corporate Bond Fund
Actual Fund Return
Class N	$1,000.00	$997.40	1.01%	$5.03
Servicing Class	1,000.00	998.60	0.76%	3.79

Hypothetical 5% Return
Class N	$1,000.00	$1,019.90	1.01%	$5.09
Servicing Class	1,000.00	1,021.14	0.76%	3.83

City National Rochdale California Tax Exempt Bond Fund
Actual Fund Return
Class N	$1,000.00	$994.40	0.88%	$4.38
Servicing Class	1,000.00	995.70	0.63%	3.13

Hypothetical 5% Return
Class N	$1,000.00	$1,020.54	0.88%	$4.43
Servicing Class	1,000.00	1,021.79	0.63%	3.18

City National Rochdale Municipal High Income Fund
Actual Fund Return
Class N	$1,000.00	$1,045.00	1.07%	$5.46
Servicing Class	1,000.00	1,045.30	0.82%	4.18

Hypothetical 5% Return
Class N	$1,000.00	$1,019.60	1.07%	$5.39
Servicing Class	1,000.00	1,020.84	0.82%	4.13

City National Rochdale Intermediate Fixed Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$992.90	0.51%	$2.53
Class N	1,000.00	990.40	1.01%	5.01

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.39	0.51%	$2.57
Class N	,000.00	1,019.90	1.01%	5.09

City National Rochdale Fixed Income Opportunities Fund
Actual Fund Return
Class N	$1,000.00	$1,069.30	1.08%	$5.52

Hypothetical 5% Return
Class N	$1,000.00	$1,019.60	1.08%	$5.39

City National Rochdale Short Term Emerging Markets Debt Fund
Actual Fund Return
Class Y	$1,000.00	$1,104.30	0.92%	$4.83

Hypothetical 5% Return
Class Y	$1,000.00	$1,020.34	0.92%	$4.63

City National Rochdale Dividend & Income Fund
Actual Fund Return
Class N	$1,000.00	$1,131.90	1.15%	$6.11

Hypothetical 5% Return
Class N	$1,000.00	$1,019.20	1.15%	$5.79

City National Rochdale U.S. Core Equity Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,137.50	0.51%	$2.72
Class N	1,000.00	1,134.60	1.02%	5.43
Servicing Class	1,000.00	1,136.10	0.77%	4.10

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.39	0.51%	$2.57
Class N	1,000.00	1,019.90	1.02%	5.14
Servicing Class	1,000.00	1,021.14	0.77%	3.88

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

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CITY NATIONAL ROCHDALE FUNDS | PAGE 164

THANK YOU

for your investment with City National Rochdale Funds. We value the trust you have placed in us to help you achieve your financial goals.

For more information on City National Rochdale Funds, including charges and expenses, please call 1-888-889-0799 or go to citynationalrochdalefunds.com for a free prospectus. Read it carefully before you invest or send money.

City National Rochdale®

AN RBC/CITY NATIONAL COMPANY

CNR-SA-004-1300

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Funds

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: June 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: June 9, 2021

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger, Treasurer (Principal Financial and
Accounting Officer and Controller)

Date: June 9, 2021